CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
136,017	ALPHABET, INC., CLASS A(b)	$5,770,081	20,529,046
78,260	ALPHABET, INC., CLASS C(b)	3,696,186	11,915,868
99,969	AT&T, INC.	1,431,436	1,759,454
29	CHARTER COMMUNICATIONS, INC., CLASS A(b)	1,583	8,428
67,600	COMCAST CORP., CLASS A	1,026,668	2,930,460
8,300	ELECTRONIC ARTS, INC.	116,945	1,101,161
3,674	INTERPUBLIC GROUP OF (THE) COS., INC.	58,855	119,883
183	LIBERTY GLOBAL LTD., CLASS A(b)(c)	1,707	3,096
2,200	LIVE NATION ENTERTAINMENT, INC.(b)	158,424	232,694
1,138	MATCH GROUP, INC.(b)	33,598	41,287
54,451	META PLATFORMS, INC., CLASS A	6,696,609	26,440,317
5,974	NETFLIX, INC.(b)	1,320,678	3,628,189
2,675	NEWS CORP., CLASS A	12,252	70,032
2,595	OMNICOM GROUP, INC.	81,950	251,092
47,800	PARAMOUNT GLOBAL, CLASS B	554,345	562,606
2,000	TAKE-TWO INTERACTIVE SOFTWARE, INC.(b)	216,815	296,980
13,937	T-MOBILE U.S., INC.	1,097,267	2,274,797
37,983	VERIZON COMMUNICATIONS, INC.	1,170,308	1,593,767
24,618	WALT DISNEY (THE) CO.	496,902	3,012,258
1,702	WARNER BROS. DISCOVERY, INC.(b)	12,156	14,858
		23,954,765	76,786,273	7.94%
Consumer Discretionary:
9,400	AIRBNB, INC., CLASS A(b)	1,345,415	1,550,624
153,428	AMAZON.COM, INC.(b)	12,482,087	27,675,343
2,400	APTIV PLC(b)(c)	189,281	191,160
7,973	ARAMARK	229,724	259,282
20,189	AUTONATION, INC.(b)	2,402,494	3,342,895
451	AUTOZONE, INC.(b)	703,172	1,421,394
3,600	BATH & BODY WORKS, INC.	116,614	180,072
10,919	BEST BUY CO., INC.	484,595	895,686
1,289	BOOKING HOLDINGS, INC.	2,757,890	4,676,337
4,400	BORGWARNER, INC.	45,563	152,856
2,800	CAESARS ENTERTAINMENT, INC.(b)	110,535	122,472
2,268	CARMAX, INC.(b)	65,049	197,565
12,700	CARNIVAL CORP.(b)	108,019	207,518
500	CHIPOTLE MEXICAN GRILL, INC.(b)	821,290	1,453,385
4,900	D.R. HORTON, INC.	525,613	806,295
1,700	DARDEN RESTAURANTS, INC.	112,210	284,155
500	DOMINO'S PIZZA, INC.	214,010	248,440
5,900	EBAY, INC.	115,326	311,402
1,800	ETSY, INC.(b)	110,199	123,696
12,508	EXPEDIA GROUP, INC.(b)	1,162,573	1,722,977
51,463	FORD MOTOR CO.	427,779	683,429
13,928	GAP (THE), INC.	139,153	383,716
2,400	GARMIN LTD.(c)	67,347	357,288
102,470	GENERAL MOTORS CO.	3,522,530	4,647,014
3,450	GENUINE PARTS CO.	102,425	534,508
10,855	H&R BLOCK, INC.	368,543	533,089
626	HASBRO, INC.	21,931	35,382
1,600	HILTON WORLDWIDE HOLDINGS, INC.	115,613	341,296
20,826	HOME DEPOT (THE), INC.	4,023,384	7,988,854
2,635	LAS VEGAS SANDS CORP.	26,509	136,229
12,715	LENNAR CORP., CLASS A	1,359,421	2,186,726
15,160	LKQ CORP.	410,648	809,696
8,246	LOWE'S COS., INC.	1,537,267	2,100,504
1,900	LULULEMON ATHLETICA, INC.(b)(c)	770,325	742,235
137,990	MACY'S, INC.	1,552,160	2,758,420
2,938	MARRIOTT INTERNATIONAL, INC., CLASS A	61,838	741,287
5,702	MCDONALD'S CORP.	354,999	1,607,679
3,606	MGM RESORTS INTERNATIONAL(b)	143,217	170,239
600	MOHAWK INDUSTRIES, INC.(b)	26,796	78,534
769	MURPHY U.S.A., INC.	290,169	322,365
17,967	NIKE, INC., CLASS B	1,134,810	1,688,539
272	NVR, INC.(b)	845,094	2,203,189
400	O'REILLY AUTOMOTIVE, INC.(b)	421,928	451,552
7,466	PENSKE AUTOMOTIVE GROUP, INC.	977,806	1,209,417
0	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
5,366	PHINIA, INC.	$157,476	206,215
870	POOL CORP.	187,171	351,045
44,929	PULTEGROUP, INC.	2,961,362	5,419,336
3,341	PVH CORP.	247,023	469,778
4,443	ROSS STORES, INC.	455,544	652,055
3,708	ROYAL CARIBBEAN CRUISES LTD.(b)	148,859	515,449
23,500	STARBUCKS CORP.	154,545	2,147,665
5,800	TAPESTRY, INC.	163,077	275,384
25,430	TESLA, INC.(b)	4,864,116	4,470,340
14,683	TJX (THE) COS., INC.	608,087	1,489,150
42,415	TOLL BROTHERS, INC.	2,471,174	5,487,229
500	TRACTOR SUPPLY CO.	90,114	130,860
9,857	TRAVEL + LEISURE CO.	360,177	482,599
700	ULTA BEAUTY, INC.(b)	244,098	366,016
7,225	VF CORP.	88,390	110,831
800	WHIRLPOOL CORP.	89,672	95,704
15,027	WILLIAMS-SONOMA, INC.	1,801,895	4,771,523
1,554	WYNN RESORTS LTD.	31,066	158,865
3,600	YUM! BRANDS, INC.	428,099	499,140
		58,355,296	106,633,925	11.03%
Consumer Staples:
25,549	ALTRIA GROUP, INC.	1,044,451	1,114,447
14,601	ARCHER-DANIELS-MIDLAND CO.	419,168	917,089
10,165	BUNGE GLOBAL S.A.	961,262	1,042,116
10,068	CHURCH & DWIGHT CO., INC.	241,887	1,050,193
1,700	CLOROX (THE) CO.	210,031	260,287
69,073	COCA-COLA (THE) CO.	1,562,344	4,225,886
11,480	COLGATE-PALMOLIVE CO.	780,184	1,033,774
1,900	CONAGRA BRANDS, INC.	26,152	56,316
1,823	CONSTELLATION BRANDS, INC., CLASS A	251,171	495,418
3,352	COSTCO WHOLESALE CORP.	860,950	2,455,776
2,900	DOLLAR GENERAL CORP.	337,463	452,574
2,024	DOLLAR TREE, INC.(b)	34,800	269,496
3,400	ESTEE LAUDER (THE) COS., INC., CLASS A	359,046	524,110
22,700	GENERAL MILLS, INC.	935,900	1,588,319
1,642	HERSHEY (THE) CO.	60,568	319,369
4,800	HORMEL FOODS CORP.	43,206	167,472
1,300	J M SMUCKER (THE) CO.	60,304	163,631
4,450	KIMBERLY-CLARK CORP.	417,244	575,608
3,705	KRAFT HEINZ (THE) CO.	26,475	136,715
72,971	KROGER (THE) CO.	2,016,745	4,168,833
1,833	LAMB WESTON HOLDINGS, INC.	73,271	195,269
1,400	MCCORMICK & CO., INC. (NON VOTING)	21,613	107,534
38,917	MOLSON COORS BEVERAGE CO., CLASS B	2,292,148	2,617,168
17,969	MONDELEZ INTERNATIONAL, INC., CLASS A	803,237	1,257,830
2,672	MONSTER BEVERAGE CORP.(b)	86,313	158,396
21,513	PEPSICO, INC.	2,301,389	3,764,990
14,801	PHILIP MORRIS INTERNATIONAL, INC.	1,217,412	1,356,068
29,735	PROCTER & GAMBLE (THE) CO.	1,299,286	4,824,504
401	SEABOARD CORP.	1,430,943	1,292,792
7,100	SYSCO CORP.	110,707	576,378
4,367	TARGET CORP.	377,406	773,876
5,367	TYSON FOODS, INC., CLASS A	167,122	315,204
29,450	WALGREENS BOOTS ALLIANCE, INC.	466,301	638,770
122,598	WALMART, INC.	4,689,590	7,376,722
		25,986,089	46,272,930	4.79%
Energy:
21,582	BAKER HUGHES CO.	515,138	722,997
978	CHENIERE ENERGY, INC.	147,347	157,732
3,960	CHESAPEAKE ENERGY CORP.	328,786	351,767
42,276	CHEVRON CORP.	2,801,490	6,668,616
22,923	CONOCOPHILLIPS	557,203	2,917,639
8,000	COTERRA ENERGY, INC.	157,673	223,040
6,026	DEVON ENERGY CORP.	160,506	302,385
4,300	DIAMONDBACK ENERGY, INC.	659,132	852,131
10,099	EOG RESOURCES, INC.	567,987	1,291,056
5,200	EQT CORP.	187,023	192,764
1	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont'd):
76,555	EXXON MOBIL CORP.	$5,000,482	8,898,753
5,762	HESS CORP.	540,664	879,512
64,954	HF SINCLAIR CORP.	2,899,971	3,921,273
49,812	KINDER MORGAN, INC.	676,557	913,552
14,900	MARATHON OIL CORP.	233,138	422,266
22,974	MARATHON PETROLEUM CORP.	2,170,626	4,629,261
7,335	OCCIDENTAL PETROLEUM CORP.	106,521	476,701
7,700	ONEOK, INC.	271,699	617,309
5,572	OVINTIV, INC.	257,977	289,187
7,468	PHILLIPS 66	544,052	1,219,823
3,156	PIONEER NATURAL RESOURCES CO.	417,339	828,450
9,633	SCHLUMBERGER N.V.	108,848	527,985
2,900	TARGA RESOURCES CORP.	189,675	324,771
24,458	VALERO ENERGY CORP.	2,044,579	4,174,736
11,500	WILLIAMS (THE) COS., INC.	123,340	448,155
		21,667,753	42,251,861	4.37%
Financials:
4,579	AFLAC, INC.	225,517	393,153
8,300	ALLSTATE (THE) CORP.	197,623	1,435,983
7,933	AMERICAN EXPRESS CO.	715,083	1,806,265
36,540	AMERICAN INTERNATIONAL GROUP, INC.	1,839,014	2,856,332
1,345	AMERIPRISE FINANCIAL, INC.	198,388	589,702
2,548	AON PLC, CLASS A	406,718	850,319
3,211	ARCH CAPITAL GROUP LTD.(b)	104,134	296,825
700	ARTHUR J. GALLAGHER & CO.	45,962	175,028
11,509	ASSURANT, INC.	1,382,474	2,166,454
52,702	AXIS CAPITAL HOLDINGS LTD.	2,982,948	3,426,684
93,602	BANK OF AMERICA CORP.	689,814	3,549,388
13,765	BANK OF NEW YORK MELLON (THE) CORP.	404,411	793,139
40,366	BERKSHIRE HATHAWAY, INC., CLASS B(b)	7,928,396	16,974,710
1,700	BLACKROCK, INC.	1,093,208	1,417,290
8,100	BLACKSTONE, INC.	848,756	1,064,097
8,148	BRIGHTHOUSE FINANCIAL, INC.(b)	346,933	419,948
1,700	BROWN & BROWN, INC.	88,516	148,818
9,827	CAPITAL ONE FINANCIAL CORP.	508,599	1,463,142
19,408	CHARLES SCHWAB (THE) CORP.	268,271	1,403,975
5,185	CHUBB LTD.(c)	608,428	1,343,589
200	CINCINNATI FINANCIAL CORP.	20,055	24,834
98,804	CITIGROUP, INC.	3,988,449	6,248,365
7,202	CME GROUP, INC.	1,158,621	1,550,519
33,191	CNA FINANCIAL CORP.	1,426,454	1,507,535
2,000	COMERICA, INC.	80,100	109,980
79,228	COREBRIDGE FINANCIAL, INC.	1,588,177	2,276,220
300	CORPAY, INC.(b)	52,039	92,562
1,087	EURONET WORLDWIDE, INC.(b)	97,942	119,494
10,039	EVEREST RE GROUP LTD.	3,752,842	3,990,502
469	FAIRFAX FINANCIAL HOLDINGS LTD.(c)	86,576	506,070
7,803	FIDELITY NATIONAL INFORMATION SERVICES, INC.	135,503	578,827
10,565	FIFTH THIRD BANCORP	109,297	393,124
892	FIRST CITIZENS BANCSHARES, INC., CLASS A	1,285,502	1,458,420
2,184	FISERV, INC.(b)	83,109	349,047
9,651	GLOBAL PAYMENTS, INC.	999,951	1,289,953
100	GLOBE LIFE, INC.	11,345	11,637
7,579	GOLDMAN SACHS GROUP (THE), INC.	807,418	3,165,673
1,200	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	26,940	123,660
43,846	HUNTINGTON BANCSHARES, INC.	221,602	611,652
7,140	INTERCONTINENTAL EXCHANGE, INC.	634,550	981,250
6,200	INVESCO LTD.	87,258	102,858
3,465	JANUS HENDERSON GROUP PLC(c)	108,762	113,964
50,092	JPMORGAN CHASE & CO.	2,064,862	10,033,428
20,104	KEYCORP	178,289	317,844
32,300	LINCOLN NATIONAL CORP.	703,015	1,031,339
400	MARKETAXESS HOLDINGS, INC.	85,424	87,700
7,377	MARSH & MCLENNAN COS., INC.	675,052	1,519,514
14,567	MASTERCARD, INC., CLASS A	4,041,534	7,015,030
1,300	MERCURY GENERAL CORP.	38,019	67,080
5,731	METLIFE, INC.	201,149	424,724
2	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
84,222	MGIC INVESTMENT CORP.	$1,181,306	1,883,204
2,100	MOODY'S CORP.	584,216	825,363
1,000	MSCI, INC.	462,200	560,450
5,100	NASDAQ, INC.	42,534	321,810
20,717	NCR ATLEOS CORP.(b)	360,212	409,161
324,968	NEW YORK COMMUNITY BANCORP, INC.	1,977,052	1,046,397
18,762	PAYPAL HOLDINGS, INC.(b)	982,522	1,256,866
7,114	PNC FINANCIAL SERVICES GROUP (THE), INC.	273,331	1,149,622
10,575	POPULAR, INC.	728,404	931,552
1,800	PRINCIPAL FINANCIAL GROUP, INC.	37,586	155,358
7,588	PROGRESSIVE (THE) CORP.	837,867	1,569,350
5,900	PRUDENTIAL FINANCIAL, INC.	182,566	692,660
1,050	RAYMOND JAMES FINANCIAL, INC.	89,754	134,841
6,699	REGIONS FINANCIAL CORP.	27,215	140,947
10,513	REINSURANCE GROUP OF AMERICA, INC.	1,564,424	2,027,747
6,463	RENAISSANCERE HOLDINGS LTD.	1,316,658	1,518,999
4,500	S&P GLOBAL, INC.	1,430,397	1,914,525
15,104	STATE STREET CORP.	1,108,346	1,167,841
97,904	SYNCHRONY FINANCIAL	2,491,860	4,221,620
3,549	T. ROWE PRICE GROUP, INC.	106,978	432,694
2,620	TRAVELERS (THE) COS., INC.	93,128	602,967
51,594	TRUIST FINANCIAL CORP.	1,332,829	2,011,134
20,785	U.S. BANCORP	423,741	929,089
93,106	UNUM GROUP	3,951,691	4,996,068
27,637	VISA, INC., CLASS A	5,298,811	7,712,934
11,782	W R BERKLEY CORP.	230,551	1,042,000
51,027	WELLS FARGO & CO.	729,863	2,957,525
345,156	WESTERN UNION (THE) CO.	3,881,476	4,825,281
1,300	WILLIS TOWERS WATSON PLC(c)	274,247	357,500
2,700	ZIONS BANCORP N.A.	52,466	117,180
		77,687,260	136,590,331	14.13%
Health Care:
14,934	ABBOTT LABORATORIES	524,555	1,697,398
30,933	ABBVIE, INC.	2,333,405	5,632,899
13,902	AGILENT TECHNOLOGIES, INC.	1,397,020	2,022,880
936	ALIGN TECHNOLOGY, INC.(b)	267,217	306,933
5,700	AMERISOURCEBERGEN CORP.	95,209	1,385,043
16,808	AMGEN, INC.	3,252,327	4,778,851
38	AVANOS MEDICAL, INC.(b)	563	757
11,500	BAXTER INTERNATIONAL, INC.	425,181	491,510
3,809	BECTON, DICKINSON AND CO.	586,445	942,537
300	BIO-RAD LABORATORIES, INC., CLASS A(b)	83,253	103,761
2,100	BIO-TECHNE CORP.	150,712	147,819
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	2,246,472
25,280	BRISTOL-MYERS SQUIBB CO.	811,175	1,370,934
26,483	CARDINAL HEALTH, INC.	2,535,574	2,963,448
2,300	CATALENT, INC.(b)	111,751	129,835
31,884	CENTENE CORP.(b)	2,278,625	2,502,256
11,437	CIGNA GROUP (THE)	2,428,042	4,153,804
2,800	COOPER (THE) COS., INC.	219,407	284,088
44,761	CVS HEALTH CORP.	2,857,660	3,570,137
7,360	DANAHER CORP.	177,000	1,837,939
5,632	DENTSPLY SIRONA, INC.	150,673	186,926
6,200	DEXCOM, INC.(b)	108,477	859,940
3,056	ELEVANCE HEALTH, INC.	1,013,644	1,584,658
12,073	ELI LILLY & CO.	2,068,176	9,392,311
32,791	EXELIXIS, INC.(b)	544,681	778,130
4,382	GE HEALTHCARE TECHNOLOGIES, INC.	212,654	398,368
17,117	GILEAD SCIENCES, INC.	144,409	1,253,820
2,100	HCA HEALTHCARE, INC.	577,524	700,413
12,808	HOLOGIC, INC.(b)	601,798	998,512
1,159	HUMANA, INC.	399,709	401,848
3,087	IDEXX LABORATORIES, INC.(b)	1,195,016	1,666,764
2,500	ILLUMINA, INC.(b)	120,185	343,300
1,800	INSULET CORP.(b)	298,036	308,520
4,900	INTUITIVE SURGICAL, INC.(b)	938,251	1,955,541
100	IONIS PHARMACEUTICALS, INC.(b)	3,269	4,335
3	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
3,773	IQVIA HOLDINGS, INC.(b)	$448,528	954,154
23,761	JOHNSON & JOHNSON	1,503,142	3,758,753
500	LABORATORY CORP. OF AMERICA HOLDINGS	10,088	109,230
5,365	MCKESSON CORP.	1,200,461	2,880,200
39,478	MERCK & CO., INC.	1,057,231	5,209,122
400	METTLER-TOLEDO INTERNATIONAL, INC.(b)	426,640	532,516
100	MODERNA, INC.(b)	7,621	10,656
4,400	MOLINA HEALTHCARE, INC.(b)	1,112,742	1,807,652
3,547	ORGANON & CO.	39,446	66,684
48,566	PFIZER, INC.	615,682	1,347,707
1,400	QUEST DIAGNOSTICS, INC.	174,774	186,354
1,708	REGENERON PHARMACEUTICALS, INC.(b)	1,020,021	1,643,933
4,000	RESMED, INC.	81,990	792,120
1,200	REVVITY, INC.	125,255	126,000
1,200	STERIS PLC	207,009	269,784
2,500	STRYKER CORP.	638,016	894,675
5,122	THERMO FISHER SCIENTIFIC, INC.	2,069,867	2,976,958
3,006	UNITED THERAPEUTICS CORP.(b)	658,981	690,538
14,097	UNITEDHEALTH GROUP, INC.	3,696,141	6,973,786
2,838	UNIVERSAL HEALTH SERVICES, INC., CLASS B	257,448	517,822
7,705	VERTEX PHARMACEUTICALS, INC.(b)	2,020,274	3,220,767
139,932	VIATRIS, INC.	1,288,724	1,670,788
700	WATERS CORP.(b)	16,422	240,961
1,100	WEST PHARMACEUTICAL SERVICES, INC.	356,129	435,281
11,574	ZIMMER BIOMET HOLDINGS, INC.	997,483	1,527,537
6,047	ZOETIS, INC.	858,592	1,023,213
		49,982,490	97,269,878	10.06%
Industrials:
12,787	3M CO.	942,469	1,356,317
1,400	A O SMITH CORP.	72,742	125,244
18,995	ACUITY BRANDS, INC.	3,090,908	5,104,526
16,536	AGCO CORP.	1,859,332	2,034,259
100	ALLEGION PLC(c)	10,618	13,471
64,095	ALLISON TRANSMISSION HOLDINGS, INC.	2,779,894	5,201,950
5,175	AMETEK, INC.	73,221	946,507
6,866	AUTOMATIC DATA PROCESSING, INC.	382,249	1,714,715
700	AXON ENTERPRISE, INC.(b)	149,120	219,016
7,487	BOEING (THE) CO.(b)	1,009,268	1,444,916
2,213	BROADRIDGE FINANCIAL SOLUTIONS, INC.	89,066	453,355
25,461	BUILDERS FIRSTSOURCE, INC.(b)	1,949,430	5,309,892
14,740	CARRIER GLOBAL CORP.	258,135	856,836
13,233	CATERPILLAR, INC.	1,137,992	4,848,968
4,300	CINTAS CORP.	667,194	2,954,229
11,500	COPART, INC.(b)	296,588	666,080
2,452	CRANE CO.	257,108	331,339
36,272	CSX CORP.	810,618	1,344,603
4,294	CUMMINS, INC.	944,788	1,265,227
2,200	DAYFORCE, INC.(b)	127,379	145,662
3,193	DEERE & CO.	101,416	1,311,493
3,140	DELTA AIR LINES, INC.	71,588	150,312
225	DOVER CORP.	26,143	39,868
11,904	EATON CORP. PLC	223,705	3,722,143
3,561	EMCOR GROUP, INC.	649,186	1,247,062
100	EMERSON ELECTRIC CO.	10,530	11,342
900	EQUIFAX, INC.	149,184	240,768
2,900	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	275,171	352,553
300	FASTENAL CO.	15,808	23,142
2,856	FEDEX CORP.	262,842	827,497
7,076	FORTIVE CORP.	372,199	608,678
112,174	GATES INDUSTRIAL CORP. PLC(b)	1,259,261	1,986,602
4,751	GENERAL DYNAMICS CORP.	962,857	1,342,110
50,243	GENERAL ELECTRIC CO.	5,043,174	8,819,154
13,888	HONEYWELL INTERNATIONAL, INC.	1,142,851	2,850,512
25,039	HOWMET AEROSPACE, INC.	299,194	1,713,419
7,657	HUBBELL, INC.	1,785,481	3,178,038
1,800	HUNTINGTON INGALLS INDUSTRIES, INC.	381,786	524,646
1,371	IDEX CORP.	119,804	334,551
4	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
4,824	ILLINOIS TOOL WORKS, INC.	$155,812	1,294,424
4,000	INGERSOLL RAND, INC.	219,892	379,800
100	JB HUNT TRANSPORT SERVICES, INC.	18,983	19,925
1,459	JOHNSON CONTROLS INTERNATIONAL PLC	47,158	95,302
1,352	L3HARRIS TECHNOLOGIES, INC.	46,888	288,111
2,400	LOCKHEED MARTIN CORP.	851,739	1,091,688
9,482	MANPOWERGROUP, INC.	681,491	736,182
4,963	MASCO CORP.	206,868	391,481
16,140	MSC INDUSTRIAL DIRECT CO., INC., CLASS A	1,342,700	1,566,226
2,477	NORFOLK SOUTHERN CORP.	379,182	631,313
4,271	NORTHROP GRUMMAN CORP.	869,037	2,044,357
7,800	OLD DOMINION FREIGHT LINE, INC.	666,126	1,710,618
8,522	OSHKOSH CORP.	744,636	1,062,779
5,320	OTIS WORLDWIDE CORP.	90,693	528,116
28,767	OWENS CORNING	2,660,172	4,798,336
45,365	PACCAR, INC.	3,283,088	5,620,270
4,628	PARKER-HANNIFIN CORP.	350,966	2,572,196
4,185	PAYCHEX, INC.	426,655	513,918
6,187	PAYCOM SOFTWARE, INC.	996,319	1,231,275
2,719	PENTAIR PLC(c)	57,667	232,311
200	QUANTA SERVICES, INC.	29,452	51,960
22,328	RAYTHEON TECHNOLOGIES CORP.	983,016	2,177,650
682	RB GLOBAL, INC.	35,812	51,948
3,217	REPUBLIC SERVICES, INC.	303,852	615,862
1,400	ROBERT HALF INTERNATIONAL, INC.	100,238	110,992
1,500	ROCKWELL AUTOMATION, INC.	401,647	436,995
9,963	ROLLINS, INC.	242,641	460,988
17,901	RYDER SYSTEM, INC.	1,534,307	2,151,521
8,400	SOUTHWEST AIRLINES CO.	223,146	245,196
2,157	STANLEY BLACK & DECKER, INC.	66,841	211,235
14,290	TEXTRON, INC.	991,624	1,370,840
10,805	TRANE TECHNOLOGIES PLC(c)	554,386	3,243,661
600	TRANSDIGM GROUP, INC.	296,945	738,960
15,900	UBER TECHNOLOGIES, INC.(b)	964,897	1,224,141
5,902	UNION PACIFIC CORP.	369,465	1,451,479
4,200	UNITED AIRLINES HOLDINGS, INC.(b)	166,805	201,096
3,940	UNITED PARCEL SERVICE, INC., CLASS B	223,990	585,602
4,560	UNITED RENTALS, INC.	773,617	3,288,262
2,121	VERALTO CORP.	14,727	188,048
494	VERISK ANALYTICS, INC.	83,738	116,451
2,626	VERTIV HOLDINGS CO., CLASS A	117,276	214,465
8,650	WASTE MANAGEMENT, INC.	135,675	1,843,747
1,200	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	21,945	174,816
3,200	XYLEM, INC.	174,704	413,568
		52,967,117	113,999,113	11.79%
Information Technology:
10,486	ACCENTURE PLC, CLASS A(c)	2,498,625	3,634,552
16,670	ADOBE, INC.(b)	4,112,397	8,411,682
21,264	ADVANCED MICRO DEVICES, INC.(b)	260,177	3,837,939
100	AKAMAI TECHNOLOGIES, INC.(b)	10,626	10,876
6,700	AMPHENOL CORP., CLASS A	490,412	772,845
4,449	ANALOG DEVICES, INC.	96,633	879,968
1,200	ANSYS, INC.(b)	360,840	416,592
286,450	APPLE, INC.	19,346,277	49,120,446
21,103	APPLIED MATERIALS, INC.	2,060,672	4,352,072
47,075	APPLOVIN CORP., CLASS A(b)	620,345	3,258,531
3,900	ARISTA NETWORKS, INC.(b)	478,381	1,130,922
25,802	ARROW ELECTRONICS, INC.(b)	2,951,251	3,340,327
5,955	AUTODESK, INC.(b)	953,618	1,550,801
25,946	AVNET, INC.	1,082,080	1,286,403
8,715	BROADCOM, INC.	4,476,789	11,550,948
10,800	CADENCE DESIGN SYSTEMS, INC.(b)	775,305	3,361,824
7,000	CDW CORP.	292,424	1,790,460
131,946	CISCO SYSTEMS, INC.	4,489,217	6,585,425
8,451	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A	386,009	619,374
15,600	CORNING, INC.	85,176	514,176
579	CROWDSTRIKE HOLDINGS, INC., CLASS A(b)	178,375	185,622
5	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
3,543	DOCUSIGN, INC.(b)	$177,089	210,986
26,748	DROPBOX, INC., CLASS A(b)	626,700	649,976
66,534	DXC TECHNOLOGY CO.(b)	1,499,378	1,411,186
2,500	ENPHASE ENERGY, INC.(b)	197,242	302,450
1,054	EPAM SYSTEMS, INC.(b)	184,809	291,073
100	F5, INC.(b)	14,240	18,959
3,488	FAIR ISAAC CORP.(b)	1,562,927	4,358,640
600	FIRST SOLAR, INC.(b)	86,844	101,280
27,615	FORTINET, INC.(b)	393,491	1,886,381
357	GARTNER, INC.(b)	91,624	170,171
22,781	GEN DIGITAL, INC.	207,695	510,294
373	GODADDY, INC., CLASS A(b)	26,125	44,268
224,647	HEWLETT PACKARD ENTERPRISE CO.	2,897,244	3,982,991
46,000	HP, INC.	1,056,939	1,390,120
66,750	INTEL CORP.	1,612,200	2,948,347
11,723	INTERNATIONAL BUSINESS MACHINES CORP.	1,192,830	2,238,624
3,680	INTUIT, INC.	523,933	2,392,000
24,332	JABIL, INC.	1,916,929	3,259,271
400	KEYSIGHT TECHNOLOGIES, INC.(b)	32,788	62,552
5,476	KLA CORP.	1,781,428	3,825,369
4,493	LAM RESEARCH CORP.	421,510	4,365,264
8,368	MICROCHIP TECHNOLOGY, INC.	38,920	750,693
30,599	MICRON TECHNOLOGY, INC.	583,167	3,607,316
145,509	MICROSOFT CORP.	17,114,743	61,218,546
600	MONOLITHIC POWER SYSTEMS, INC.	229,398	406,452
1,900	MOTOROLA SOLUTIONS, INC.	402,783	674,462
20,997	NCR VOYIX CORP.(b)	275,590	265,192
51,276	NVIDIA CORP.	6,103,568	46,330,943
3,825	NXP SEMICONDUCTORS N.V.(c)	327,712	947,720
5,010	ON SEMICONDUCTOR CORP.(b)	212,913	368,486
19,877	ORACLE CORP.	1,256,311	2,496,750
4,761	PALANTIR TECHNOLOGIES, INC., CLASS A(b)	112,302	109,551
2,400	PTC, INC.(b)	82,674	453,456
21,466	QUALCOMM, INC.	2,313,124	3,634,194
13,849	RINGCENTRAL, INC., CLASS A(b)	436,871	481,114
900	ROPER TECHNOLOGIES, INC.	194,232	504,756
17,827	SALESFORCE, INC.	2,082,058	5,369,136
5,500	SEAGATE TECHNOLOGY HOLDINGS PLC	51,728	511,775
2,655	SERVICENOW, INC.(b)	534,127	2,024,172
14,580	SKYWORKS SOLUTIONS, INC.	1,266,263	1,579,306
800	SOLAREDGE TECHNOLOGIES, INC.(b)(c)	60,054	56,784
500	SUPER MICRO COMPUTER, INC.(b)	579,885	505,015
5,300	SYNOPSYS, INC.(b)	438,338	3,028,950
7,524	TD SYNNEX CORP.	672,396	850,964
800	TE CONNECTIVITY LTD.	98,296	116,192
600	TELEDYNE TECHNOLOGIES, INC.(b)	226,008	257,592
18,682	TERADATA CORP.(b)	701,514	722,433
4,600	TERADYNE, INC.	82,730	519,018
27,783	TEXAS INSTRUMENTS, INC.	936,448	4,840,076
7,049	TRIMBLE, INC.(b)	94,849	453,674
500	TYLER TECHNOLOGIES, INC.(b)	190,425	212,505
876	VERISIGN, INC.(b)	140,628	166,011
5,145	WESTERN DIGITAL CORP.(b)	87,708	351,095
400	ZEBRA TECHNOLOGIES CORP., CLASS A(b)	43,396	120,576
34,816	ZOOM VIDEO COMMUNICATIONS, INC., CLASS A(b)	2,242,529	2,275,922
		102,723,282	287,242,814	29.71%
Materials:
2,394	AIR PRODUCTS AND CHEMICALS, INC.	355,952	579,994
1,100	ALBEMARLE CORP.	24,668	144,914
32,570	AMCOR PLC(c)	224,047	309,741
4,165	AVERY DENNISON CORP.	371,149	929,836
11,110	BERRY GLOBAL GROUP, INC.	614,155	671,933
1,200	CELANESE CORP.	115,535	206,232
26,696	CF INDUSTRIES HOLDINGS, INC.	1,866,520	2,221,374
5,524	CLEVELAND-CLIFFS, INC.(b)	109,134	125,616
7,862	CORTEVA, INC.	164,943	453,401
8,062	DOW, INC.	185,436	467,032
6	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont'd):
7,362	DUPONT DE NEMOURS, INC.	$218,512	564,444
4,359	EASTMAN CHEMICAL CO.	327,148	436,859
3,991	ECOLAB, INC.	236,070	921,522
1,500	FMC CORP.	75,028	95,550
18,900	FREEPORT-MCMORAN, INC.	283,370	888,678
14,771	HUNTSMAN CORP.	356,079	384,489
3,421	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	222,567	294,172
131	INTERNATIONAL PAPER CO.	3,948	5,112
6,465	LINDE PLC	1,521,181	3,001,829
14,539	LYONDELLBASELL INDUSTRIES N.V., CLASS A	818,939	1,487,049
700	MARTIN MARIETTA MATERIALS, INC.	27,965	429,758
46,809	MOSAIC (THE) CO.	1,519,070	1,519,420
774	NEWMARKET CORP.	428,008	491,196
7,400	NEWMONT CORP.	136,530	265,216
6,907	NUCOR CORP.	973,013	1,366,895
1,000	PACKAGING CORP. OF AMERICA	114,697	189,780
5,172	PPG INDUSTRIES, INC.	123,888	749,423
10,609	RELIANCE, INC.	2,557,143	3,545,316
1,400	SEALED AIR CORP.	24,528	52,080
8,978	STEEL DYNAMICS, INC.	954,094	1,330,809
1,744	UNITED STATES STEEL CORP.	55,031	71,120
2,100	VULCAN MATERIALS CO.	63,441	573,132
8,135	WESTLAKE CORP.	856,316	1,243,028
3,358	WESTROCK CO.	99,509	166,053
		16,027,614	26,183,003	2.71%
Real Estate:
2,100	ALEXANDRIA REAL ESTATE EQUITIES, INC.	105,194	270,711
6,280	AMERICAN TOWER CORP.	786,190	1,240,865
1,934	AVALONBAY COMMUNITIES, INC.	225,956	358,873
3,388	BOSTON PROPERTIES, INC.	169,359	221,270
900	CAMDEN PROPERTY TRUST	21,980	88,560
100	COSTAR GROUP, INC.(b)	8,248	9,660
15,300	CROWN CASTLE, INC.	1,126,465	1,619,199
3,057	DIGITAL REALTY TRUST, INC.	359,501	440,330
916	EQUINIX, INC.	128,836	756,002
5,416	EQUITY RESIDENTIAL	174,162	341,804
675	ESSEX PROPERTY TRUST, INC.	73,174	165,247
3,200	EXTRA SPACE STORAGE, INC.	340,075	470,400
1,000	FEDERAL REALTY INVESTMENT TRUST	55,846	102,120
70	GAMING AND LEISURE PROPERTIES, INC.	2,761	3,225
7,000	HEALTHPEAK PROPERTIES, INC.	63,668	131,250
10,322	HOST HOTELS & RESORTS, INC.	73,056	213,459
7,700	INVITATION HOMES, INC.	228,811	274,197
2,300	IRON MOUNTAIN, INC.	103,917	184,483
6,872	KIMCO REALTY CORP.	64,575	134,760
1,800	MID-AMERICA APARTMENT COMMUNITIES, INC.	132,698	236,844
11,718	PROLOGIS, INC.	308,464	1,525,918
1,735	PUBLIC STORAGE	227,274	503,254
4,002	REALTY INCOME CORP.	82,345	216,508
3,900	REGENCY CENTERS CORP.	85,344	236,184
3,800	SBA COMMUNICATIONS CORP.	554,353	823,460
7,934	SIMON PROPERTY GROUP, INC.	704,821	1,241,592
33	SUN COMMUNITIES, INC.	3,122	4,243
4,100	UDR, INC.	63,318	153,381
100	VENTAS, INC.	4,045	4,354
13,565	VICI PROPERTIES, INC.	322,828	404,101
6,400	WELLTOWER, INC.	403,819	598,016
4,916	WEYERHAEUSER CO.	62,194	176,534
		7,066,399	13,150,804	1.36%
Utilities:
3,000	AES (THE) CORP.	32,870	53,790
2,000	ALLIANT ENERGY CORP.	24,835	100,800
1,600	AMEREN CORP.	40,872	118,336
3,000	AMERICAN ELECTRIC POWER CO., INC.	134,395	258,300
2,600	AMERICAN WATER WORKS CO., INC.	308,898	317,746
400	ATMOS ENERGY CORP.	43,880	47,548
6,000	CENTERPOINT ENERGY, INC.	71,768	170,940
7	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont'd):
10,200	CMS ENERGY CORP.	$115,866	615,468
4,975	CONSOLIDATED EDISON, INC.	318,863	451,780
3,500	CONSTELLATION ENERGY CORP.	137,851	646,975
15,373	DOMINION ENERGY, INC.	546,490	756,198
8,900	DTE ENERGY CO.	709,034	998,046
7,151	DUKE ENERGY CORP.	220,926	691,573
4,325	EDISON INTERNATIONAL	135,088	305,907
2,864	ENTERGY CORP.	233,541	302,668
22,374	EVERGY, INC.	1,024,899	1,194,324
4,961	EVERSOURCE ENERGY	125,492	296,519
10,500	EXELON CORP.	342,581	394,485
6,800	FIRSTENERGY CORP.	186,942	262,616
131,450	HAWAIIAN ELECTRIC INDUSTRIES, INC.	1,713,291	1,481,441
30,654	NEXTERA ENERGY, INC.	1,028,039	1,959,097
7,100	NISOURCE, INC.	49,003	196,386
1,500	NRG ENERGY, INC.	77,833	101,535
10,300	PG&E CORP.	139,468	172,628
13,100	PINNACLE WEST CAPITAL CORP.	782,497	978,963
9,600	PPL CORP.	221,808	264,288
1,200	PUBLIC SERVICE ENTERPRISE GROUP, INC.	51,552	80,136
7,400	SEMPRA ENERGY	239,277	531,542
11,800	SOUTHERN (THE) CO.	382,948	846,532
1,600	WEC ENERGY GROUP, INC.	91,440	131,392
		9,532,247	14,727,959	1.52%
	Sub-total Common Stocks:	445,950,312	961,108,891	99.41%
Escrows:
Communication Services:
1,360	GCI LIBERTY, INC., CLASS A(b)(d)	-	-
		-	-	0.00%
	Sub-total Escrows:	-	-	0.00%
Rights:
Health Care:
300	ABIOMED, INC. (CONTINGENT VALUE RIGHTS)(b)(d)	-	-
		-	-	0.00%
	Sub-total Rights:	-	-	0.00%
Short-Term Investments:
5,464,824	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 5.20%(e)	5,464,824	5,464,824
	Sub-total Short-Term Investments:	5,464,824	5,464,824	0.57%
	Grand total	$451,415,136	966,573,715	99.98%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of March 31, 2024, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 1.25% of net assets.
(d)	Security has been deemed worthless and is a Level 3 investment.
(e)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2023, the value of the Clearwater Core Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $5,157,828 with net purchases of $306,996 during the three months ended March 31, 2024.
8	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2024 (unaudited)
Fair value is an estimate of the price the Clearwater Core Equity Fund ("Core Equity Fund") would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Core Equity Fund's investments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Clearwater Management Co., Inc.'s (the “Adviser”) own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees (the "Board") of Clearwater Investment Trust has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Core Equity Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Core Equity Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2024.
	Level 1	Level 2	Level 3	Total
Common Stocks	$961,108,891	$—	$—	$961,108,891
Escrows	—	—	—*	—
Rights	—	—	—*	—
Short-Term Investments	5,464,824	—	—	5,464,824
Total	$966,573,715	$—	$—	$966,573,715

* Security has been deemed worthless and is a Level 3 investment.
For the Core Equity Fund, the investment value is comprised of equity securities, escrows, rights and short-term investments (money market funds). See the Core Equity Fund’s Schedule of Investments for industry classification. Investments in equity securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in rights generally are determined by taking into account the terms of the rights as well as the value of the underlying equity securities, which are determined by the valuation methodology described above. Investments in money market funds are valued at their net asset value.
There were no significant Level 3 valuations at March 31, 2024.
9	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2024 (unaudited)
Clearwater Core Equity Fund Portfolio Diversification
(as a percentage of net assets)
10	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
6,100	AMC NETWORKS, INC., CLASS A(b)	$75,828	73,993
7,028	CARGURUS, INC.(b)	163,660	162,206
6,281	CARS.COM, INC.(b)	89,686	107,908
9,446	CINEMARK HOLDINGS, INC.(b)	143,641	169,745
3,543	COGENT COMMUNICATIONS HOLDINGS, INC.	198,189	231,464
16,140	ECHOSTAR CORP., CLASS A(b)	168,131	229,995
92,597	EVENTBRITE, INC., CLASS A(b)	774,101	507,432
462	EVERQUOTE, INC., CLASS A(b)	8,090	8,575
1,189	GOGO, INC.(b)	10,165	10,439
3,856	GRINDR, INC.(b)	40,782	39,061
1,171	IDT CORP., CLASS B	44,782	44,276
6,320	INTEGRAL AD SCIENCE HOLDING CORP.(b)	61,214	63,010
883	LIONS GATE ENTERTAINMENT CORP., CLASS A(b)	8,424	8,786
4,984	LIONS GATE ENTERTAINMENT CORP., CLASS B(b)	44,786	46,401
104,200	LUMEN TECHNOLOGIES, INC.(b)	150,574	162,552
2,064	MADISON SQUARE GARDEN ENTERTAINMENT CORP.(b)	80,470	80,929
200	MADISON SQUARE GARDEN SPORTS CORP.(b)	33,916	36,904
5,842	MAGNITE, INC.(b)	62,602	62,801
1,154	MEDIAALPHA, INC., CLASS A(b)	23,218	23,507
6,705	NEW YORK TIMES (THE) CO., CLASS A	193,477	289,790
1,404	PUBMATIC, INC., CLASS A(b)	32,852	33,303
5,114	QUINSTREET, INC.(b)	75,984	90,313
1,200	SCHOLASTIC CORP.	36,379	45,252
600	SHENANDOAH TELECOMMUNICATIONS CO.	11,024	10,422
17,813	SHUTTERSTOCK, INC.	1,177,606	816,014
20,102	TECHTARGET, INC.(b)	744,840	664,974
7,800	THRYV HOLDINGS, INC.(b)	144,188	173,394
600	TRIPADVISOR, INC.(b)	11,934	16,674
6,226	YELP, INC.(b)	205,081	245,304
2,889	ZIPRECRUITER, INC., CLASS A(b)	34,139	33,195
		4,849,763	4,488,619	1.01%
Consumer Discretionary:
26,412	1-800-FLOWERS.COM, INC., CLASS A(b)	843,160	286,042
3,329	ABERCROMBIE & FITCH CO., CLASS A(b)	341,502	417,224
5,815	ACADEMY SPORTS & OUTDOORS, INC.	328,348	392,745
1,241	ACUSHNET HOLDINGS CORP.	78,194	81,844
80,769	ADIENT PLC(b)	2,900,406	2,658,915
30,200	ADVANCE AUTO PARTS, INC.	2,068,242	2,569,718
124,060	AMERICAN EAGLE OUTFITTERS, INC.	2,077,302	3,199,507
100	AMERICA'S CAR-MART, INC.(b)	6,196	6,387
64,221	ARHAUS, INC.	565,017	988,361
500	ASBURY AUTOMOTIVE GROUP, INC.(b)	84,891	117,890
3,788	BEYOND, INC.(b)	70,016	136,027
13,313	BLOOMIN' BRANDS, INC.	316,949	381,817
3,622	BOOT BARN HOLDINGS, INC.(b)	281,101	344,633
1,967	BOWLERO CORP., CLASS A	26,373	26,948
4,353	BRINKER INTERNATIONAL, INC.(b)	164,660	216,257
4,764	BUCKLE (THE), INC.	182,223	191,846
4,272	CAMPING WORLD HOLDINGS, INC., CLASS A	108,023	118,975
212,761	CARPARTS.COM, INC.(b)	803,318	344,673
1,962	CARVANA CO.(b)	169,701	172,479
764	CAVCO INDUSTRIES, INC.(b)	297,700	304,882
108,077	CENTURY CASINOS, INC.(b)	1,276,617	341,523
1,929	CENTURY COMMUNITIES, INC.	86,775	186,148
2,906	CHEESECAKE FACTORY (THE), INC.	106,001	105,052
5,008	CHUY'S HOLDINGS, INC.(b)	105,280	168,920
5,730	COURSERA, INC.(b)	83,291	80,335
3,857	CRACKER BARREL OLD COUNTRY STORE, INC.	255,863	280,520
946	CRICUT, INC., CLASS A	4,844	4,503
128,462	DANA, INC.	1,556,080	1,631,467
12,893	DENNY'S CORP.(b)	207,499	115,521
1,149	DORMAN PRODUCTS, INC.(b)	107,408	110,752
69,798	DREAM FINDERS HOMES, INC., CLASS A(b)	1,288,122	3,052,267
1,085	DUOLINGO, INC.(b)	254,119	239,329
4,000	ENVELA CORP.(b)	18,322	18,480
300	ETHAN ALLEN INTERIORS, INC.	6,708	10,371
11	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
1,882	FIGS, INC., CLASS A(b)	$9,368	9,372
2,019	FIRST WATCH RESTAURANT GROUP, INC.(b)	49,137	49,708
7,800	FOOT LOCKER, INC.	132,332	222,300
3,006	FOX FACTORY HOLDING CORP.(b)	145,691	156,522
8,215	FRONTDOOR, INC.(b)	210,422	267,645
82,053	FULL HOUSE RESORTS, INC.(b)	637,408	457,035
68,537	GAP (THE), INC.	928,390	1,888,194
62,932	GEN RESTAURANT GROUP, INC.(b)	755,853	735,046
29,237	GENESCO, INC.(b)	861,119	822,729
52,329	GENTEX CORP.	1,488,806	1,890,123
1,994	GENTHERM, INC.(b)	107,591	114,815
987	G-III APPAREL GROUP LTD.(b)	14,210	28,633
102,948	GILDAN ACTIVEWEAR, INC.(c)	2,570,518	3,822,459
2,590	GREEN BRICK PARTNERS, INC.(b)	150,212	155,996
800	GROUP 1 AUTOMOTIVE, INC.	115,820	233,784
2,725	GUESS?, INC.	58,560	85,756
226,944	HANESBRANDS, INC.(b)	2,539,924	1,316,275
22,380	HASBRO, INC.	973,256	1,264,918
800	HAVERTY FURNITURE COS., INC.	20,316	27,296
23,530	HELEN OF TROY LTD.(b)	3,823,003	2,711,597
588	HIBBETT, INC.	43,518	45,164
47,911	HOOKER FURNISHINGS CORP.	1,123,840	1,150,343
2,404	INSTALLED BUILDING PRODUCTS, INC.	358,575	621,987
2,500	IROBOT CORP.(b)	25,992	21,900
865	JACK IN THE BOX, INC.	61,605	59,235
6,200	KOHL'S CORP.	150,851	180,730
5,969	KONTOOR BRANDS, INC.	298,984	359,632
798	KURA SUSHI U.S.A., INC., CLASS A(b)	86,455	91,898
84,334	LANDSEA HOMES CORP.(b)	1,058,793	1,225,373
2,075	LAUREATE EDUCATION, INC.	29,065	30,233
600	LA-Z-BOY, INC.	13,860	22,572
460	LCI INDUSTRIES	52,675	56,608
5,155	LESLIE'S, INC.(b)	35,269	33,507
2,526	LGI HOMES, INC.(b)	264,854	293,951
2,890	LUMINAR TECHNOLOGIES, INC.(b)	5,193	5,693
800	M/I HOMES, INC.(b)	31,543	109,032
52,300	MALIBU BOATS, INC., CLASS A(b)	2,756,420	2,263,544
575	MARINEMAX, INC.(b)	13,007	19,125
3,500	MDC HOLDINGS, INC.	99,518	220,185
1,348	MERITAGE HOMES CORP.	96,515	236,520
2,004	MODINE MANUFACTURING CO.(b)	198,411	190,761
300	MONARCH CASINO & RESORT, INC.	18,189	22,497
1,439	NATIONAL VISION HOLDINGS, INC.(b)	32,980	31,888
171,284	NEWELL BRANDS, INC.	1,581,436	1,375,411
61,377	NOODLES & CO.(b)	118,394	117,230
2,300	ODP (THE) CORP.(b)	82,462	122,015
13,436	ONE GROUP HOSPITALITY (THE), INC.(b)	61,707	74,839
3,283	ONESPAWORLD HOLDINGS LTD.(b)	42,241	43,434
2,313	OXFORD INDUSTRIES, INC.	235,069	259,981
1,148	PAPA JOHN'S INTERNATIONAL, INC.	82,380	76,457
7,254	PATRICK INDUSTRIES, INC.	570,359	866,635
3,600	PERDOCEO EDUCATION CORP.	37,564	63,216
16,479	PVH CORP.	792,862	2,317,112
13,013	RED ROBIN GOURMET BURGERS, INC.(b)	87,088	99,680
3,418	REVOLVE GROUP, INC.(b)	70,467	72,359
513	ROCKY BRANDS, INC.	13,620	13,918
35,500	SABRE CORP.(b)	77,572	85,910
18,649	SALLY BEAUTY HOLDINGS, INC.(b)	231,375	231,621
1,589	SAVERS VALUE VILLAGE, INC.(b)	27,693	30,636
3,332	SHAKE SHACK, INC., CLASS A(b)	276,292	346,628
21,578	SHOE CARNIVAL, INC.	528,489	790,618
2,100	SIGNET JEWELERS LTD.	118,747	210,147
6,183	SIX FLAGS ENTERTAINMENT CORP.(b)	130,744	162,737
33,213	SKYLINE CHAMPION CORP.(b)	2,096,575	2,823,437
7,587	SLEEP NUMBER CORP.(b)	662,541	121,620
9,522	SOLO BRANDS, INC., CLASS A(b)	21,477	20,663
823	SONIC AUTOMOTIVE, INC., CLASS A	28,187	46,862
12	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
11,056	SONOS, INC.(b)	$205,628	210,727
6,271	STEVEN MADDEN LTD.	233,318	265,138
74,200	STONERIDGE, INC.(b)	1,547,630	1,368,248
1,200	STRATEGIC EDUCATION, INC.	69,846	124,944
40,844	STRIDE, INC.(b)	1,486,154	2,575,214
108	STURM RUGER & CO., INC.	4,975	4,984
8,647	SUPER GROUP SGHC LTD.(b)	30,399	29,832
5,284	SWEETGREEN, INC., CLASS A(b)	129,014	133,474
1,903	TARGET HOSPITALITY CORP.(b)	17,728	20,686
5,500	TRI POINTE HOMES, INC.(b)	86,442	212,630
4,126	UDEMY, INC.(b)	46,567	45,303
6,380	UPBOUND GROUP, INC.	192,051	224,640
622	URBAN OUTFITTERS, INC.(b)	13,851	27,007
4,200	VICTORIA'S SECRET & CO.(b)	97,256	81,396
2,000	VISTA OUTDOOR, INC.(b)	48,955	65,560
1,023	VISTEON CORP.(b)	117,502	120,315
6,484	VIZIO HOLDING CORP., CLASS A(b)	70,778	70,935
5,237	WARBY PARKER, INC., CLASS A(b)	63,923	71,276
58,216	WINNEBAGO INDUSTRIES, INC.	2,680,937	4,307,984
4,996	WOLVERINE WORLD WIDE, INC.	42,018	56,005
21,179	WYNDHAM HOTELS & RESORTS, INC.	1,221,507	1,625,488
2,033	XPEL, INC.(b)	106,748	109,823
		56,006,867	64,979,714	14.60%
Consumer Staples:
1,800	ANDERSONS (THE), INC.	56,519	103,266
148,722	BRC, INC., CLASS A(b)(d)	610,084	636,530
2,857	CAL-MAINE FOODS, INC.	176,153	168,134
500	CENTRAL GARDEN & PET CO., CLASS A(b)	13,784	18,460
28,362	CHEFS' WAREHOUSE (THE), INC.(b)	786,928	1,068,113
106	COCA-COLA CONSOLIDATED, INC.	93,336	89,719
4,733	EDGEWELL PERSONAL CARE CO.	162,686	182,883
3,136	ELF BEAUTY, INC.(b)	606,453	614,750
6,361	ENERGIZER HOLDINGS, INC.	178,081	187,268
80,980	FLOWERS FOODS, INC.	2,054,434	1,923,275
1,100	FRESH DEL MONTE PRODUCE, INC.	25,905	28,501
21,969	GROCERY OUTLET HOLDING CORP.(b)	473,977	632,268
27,300	HALOWS CO. LTD.(c)	673,509	817,846
4,409	HERBALIFE LTD.(b)	39,267	44,310
84,322	HILTON FOOD GROUP PLC(c)	600,587	897,180
13,380	INGREDION, INC.	1,231,310	1,563,453
2,087	INTER PARFUMS, INC.	233,856	293,244
501	ISPIRE TECHNOLOGY, INC.(b)	4,795	3,071
1,390	J & J SNACK FOODS CORP.	189,308	200,938
63	J M SMUCKER (THE) CO.	6,960	7,930
1,648	JOHN B. SANFILIPPO & SON, INC.	152,088	174,556
295	LANCASTER COLONY CORP.	60,104	61,251
221,626	MAMAMANCINI'S HOLDINGS, INC.(b)	698,098	1,108,130
1,900	MEDIFAST, INC.	72,385	72,808
2,035	MGP INGREDIENTS, INC.	170,630	175,275
2,445	NATIONAL BEVERAGE CORP.(b)	108,705	116,040
1,966	PRICESMART, INC.	131,141	165,144
3,072	PRIMO WATER CORP.	55,409	55,941
8,439	SIMPLY GOOD FOODS (THE) CO.(b)	282,892	287,179
36,554	SPECTRUM BRANDS HOLDINGS, INC.	2,534,812	3,253,672
308	SPROUTS FARMERS MARKET, INC.(b)	19,188	19,860
4,867	SUNOPTA, INC.(b)	32,492	33,436
5,088	TREEHOUSE FOODS, INC.(b)	184,643	198,178
800	UNITED NATURAL FOODS, INC.(b)	12,132	9,192
52,056	UNIVERSAL CORP.	2,760,302	2,692,336
29,531	USANA HEALTH SCIENCES, INC.(b)	2,652,220	1,432,254
7,074	UTZ BRANDS, INC.	130,273	130,445
21,501	VECTOR GROUP LTD.	224,671	235,651
4,215	VITA COCO (THE) CO., INC.(b)	105,612	102,972
1,158	VITAL FARMS, INC.(b)	26,436	26,924
1,294	WD-40 CO.	309,780	327,783
6,686	WESTROCK COFFEE CO.(b)	67,300	69,066
		19,009,245	20,229,232	4.54%
13	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy:
12,083	ARCHROCK, INC.	$138,226	237,673
3,026	ATLAS ENERGY SOLUTIONS, INC.	67,621	68,448
7,490	BAYTEX ENERGY CORP.(c)	23,594	27,189
23,334	BORR DRILLING LTD.(b)(c)	163,226	159,838
3,987	CACTUS, INC., CLASS A	191,959	199,709
5,800	CALIFORNIA RESOURCES CORP.	299,314	319,580
1,300	CALLON PETROLEUM CO.(b)	38,739	46,488
941	CHAMPIONX CORP.	32,172	33,772
362	CHEVRON CORP.	35,198	57,102
2,000	CIVITAS RESOURCES, INC.	114,995	151,820
1,017	CONSOL ENERGY, INC.	57,529	85,184
3,000	CORE LABORATORIES, INC.	48,339	51,240
4,641	CRESCENT ENERGY CO., CLASS A	53,307	55,228
2,707	CVR ENERGY, INC.	88,660	96,532
86,701	DMC GLOBAL, INC.(b)	3,212,653	1,689,802
4,405	DORIAN LPG LTD.	125,259	169,416
1,900	DRIL-QUIP, INC.(b)	39,102	42,807
11,787	ENERGY FUELS, INC.(b)	74,086	74,140
5,307	EVOLUTION PETROLEUM CORP.	32,245	32,585
6,999	EXPRO GROUP HOLDINGS N.V.(b)	135,471	139,770
637	FLEX LNG LTD.(c)	16,052	16,199
1,764	GOLAR LNG LTD.	43,338	42,442
2,566	GREEN PLAINS, INC.(b)	55,833	59,326
20,480	HELIX ENERGY SOLUTIONS GROUP, INC.(b)	182,744	222,003
200	HELMERICH & PAYNE, INC.	7,930	8,412
59,083	HIGHPEAK ENERGY, INC.(d)	742,191	931,739
1,012	KINETIK HOLDINGS, INC.	37,687	40,348
9,904	KLX ENERGY SERVICES HOLDINGS, INC.(b)	76,586	76,657
3,471	KODIAK GAS SERVICES, INC.	93,219	94,897
45,441	KOSMOS ENERGY LTD.(b)	275,150	270,828
3,729	LIBERTY ENERGY, INC.	76,729	77,265
2,802	NABORS INDUSTRIES LTD.(b)	241,130	241,336
8,570	NEXTDECADE CORP.(b)	48,383	48,678
1,444	NOBLE CORP. PLC	69,496	70,020
7,051	NORTHERN OIL & GAS, INC.	249,852	279,784
125,616	NOV, INC.	1,550,115	2,452,024
16,941	OCEANEERING INTERNATIONAL, INC.(b)	336,429	396,419
12,600	OIL STATES INTERNATIONAL, INC.(b)	70,787	77,616
4,507	PAR PACIFIC HOLDINGS, INC.(b)	158,617	167,029
4,662	PATTERSON-UTI ENERGY, INC.	50,004	55,664
580	PBF ENERGY, INC., CLASS A	19,990	33,391
3,268	PROFRAC HOLDING CORP., CLASS A(b)	26,852	27,320
21,146	PROPETRO HOLDING CORP.(b)	154,706	170,860
774	REX AMERICAN RESOURCES CORP.(b)	16,958	45,442
150	SILVERBOW RESOURCES, INC.(b)	5,247	5,121
5,936	SITIO ROYALTIES CORP., CLASS A	145,467	146,738
4,509	SM ENERGY CO.	134,189	224,774
7,633	TETRA TECHNOLOGIES, INC.(b)	34,548	33,814
2,827	TIDEWATER, INC.(b)	250,633	260,084
3,623	VALARIS LTD.(b)	267,545	272,667
2,912	WEATHERFORD INTERNATIONAL PLC(b)	340,427	336,103
8,100	WORLD KINECT CORP.	190,480	214,245
		10,941,009	11,137,568	2.50%
Financials:
63,372	AFC GAMMA, INC.	1,034,869	784,545
6,019	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.(b)	164,309	338,388
1,100	APOLLO COMMERCIAL REAL ESTATE FINANCE, INC.	9,266	12,254
3,300	ARBOR REALTY TRUST, INC.	40,942	43,725
4,564	ARTISAN PARTNERS ASSET MANAGEMENT, INC., CLASS A	170,853	208,894
1,337	ASSETMARK FINANCIAL HOLDINGS, INC.(b)	48,130	47,343
119,510	ASSOCIATED BANC-CORP	2,084,499	2,570,660
300	ASSURED GUARANTY LTD.	14,439	26,175
10,592	AVIDXCHANGE HOLDINGS, INC.(b)	138,072	139,285
46,738	AXIS CAPITAL HOLDINGS LTD.	2,427,884	3,038,905
16,324	AXOS FINANCIAL, INC.(b)	711,677	882,149
13,032	BANC OF CALIFORNIA, INC.	154,664	198,217
1,745	BANCFIRST CORP.	151,124	153,612
14	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
8,089	BANCORP (THE), INC.(b)	$256,768	270,658
3,900	BANK OF HAWAII CORP.	184,962	243,321
1,363	BANK OF NT BUTTERFIELD & SON (THE) LTD.	42,047	43,602
8,000	BERKSHIRE HILLS BANCORP, INC.	167,165	183,360
7,438	BGC GROUP, INC., CLASS A	60,513	57,793
27,399	BREAD FINANCIAL HOLDINGS, INC.	820,363	1,020,339
8,500	BRIGHTSPHERE INVESTMENT GROUP, INC.	148,663	194,140
31,223	CALIFORNIA BANCORP(b)	608,527	686,906
25,400	CAPITOL FEDERAL FINANCIAL, INC.	118,242	151,384
675	CITY HOLDING CO.	60,919	70,349
125,221	CNO FINANCIAL GROUP, INC.	2,354,478	3,441,073
989	COHEN & STEERS, INC.	72,405	76,044
188,396	COLUMBIA BANKING SYSTEM, INC.	4,306,098	3,645,463
2,362	COLUMBIA FINANCIAL, INC.(b)	38,966	40,650
49,696	COMMERCE BANCSHARES, INC.	2,215,674	2,643,827
600	COMMUNITY BANK SYSTEM, INC.	25,494	28,818
40,581	DONNELLEY FINANCIAL SOLUTIONS, INC.(b)	1,952,908	2,516,428
6,600	EAGLE BANCORP, INC.	153,548	155,034
13,400	ELLINGTON FINANCIAL, INC.	152,038	158,254
400	EMPLOYERS HOLDINGS, INC.	13,746	18,156
3,000	ENCORE CAPITAL GROUP, INC.(b)	132,681	136,830
1,800	ENOVA INTERNATIONAL, INC.(b)	54,842	113,094
20,259	ESQUIRE FINANCIAL HOLDINGS, INC.	606,097	961,695
51,510	ESSENT GROUP LTD.	1,954,086	3,065,360
7,009	EVERTEC, INC.	245,753	279,659
140,645	EZCORP, INC., CLASS A(b)	1,072,289	1,593,508
11,524	FEDERAL AGRICULTURAL MORTGAGE CORP., CLASS C	1,528,172	2,268,845
914	FIRST FINANCIAL BANKSHARES, INC.	28,435	29,988
13,275	FIRST HAWAIIAN, INC.	251,449	291,519
36,045	FIRST WESTERN FINANCIAL, INC.(b)	647,700	525,536
6,466	FLYWIRE CORP.(b)	163,433	160,421
5,600	FRANKLIN BSP REALTY TRUST, INC.	67,982	74,816
99,771	GCM GROSVENOR, INC., CLASS A	852,684	963,788
19,868	GENWORTH FINANCIAL, INC., CLASS A(b)	71,184	127,751
84,824	GLACIER BANCORP, INC.	3,373,428	3,416,711
11,300	GREEN DOT CORP., CLASS A(b)	96,338	105,429
1,138	HANNON ARMSTRONG SUSTAINABLE INFRASTRUCTURE CAPITAL, INC.	29,712	32,319
16,029	HCI GROUP, INC.	868,115	1,860,646
2,500	HILLTOP HOLDINGS, INC.	66,017	78,300
4,200	HOPE BANCORP, INC.	38,242	48,342
909	HUNTINGTON BANCSHARES, INC.	9,494	12,681
2,700	INDEPENDENT BANK CORP.	139,481	140,454
5,000	INDEPENDENT BANK GROUP, INC.	188,792	228,250
52,230	JDC GROUP A.G.(b)(c)	1,191,985	1,250,933
80,242	KINGSWAY FINANCIAL SERVICES, INC.(b)	693,718	669,218
484	KINSALE CAPITAL GROUP, INC.	197,211	253,974
4,690	LAKELAND FINANCIAL CORP.	272,878	311,041
15,169	LENDINGCLUB CORP.(b)	111,463	133,336
5,700	LINCOLN NATIONAL CORP.	135,816	182,001
3,789	MARQETA, INC., CLASS A(b)	23,857	22,582
2,100	MERCURY GENERAL CORP.	60,597	108,360
4,784	MOELIS & CO., CLASS A	254,561	271,588
100,448	MORTGAGE ADVICE BUREAU HOLDINGS LTD.(c)	1,219,053	1,156,238
2,600	MR COOPER GROUP, INC.(b)	103,966	202,670
3,392	NERDWALLET, INC., CLASS A(b)	52,632	49,862
2,800	NEW YORK MORTGAGE TRUST, INC.	20,787	20,160
8,224	NMI HOLDINGS, INC., CLASS A(b)	200,588	265,964
8,300	NORTHWEST BANCSHARES, INC.	85,461	96,695
995	OFG BANCORP	22,845	36,626
157,249	OLD NATIONAL BANCORP	2,300,391	2,737,705
66,005	OPPFI, INC.(b)	164,330	165,013
2,115	OSCAR HEALTH, INC., CLASS A(b)	30,006	31,450
8,430	PACIFIC PREMIER BANCORP, INC.	180,370	202,320
4,132	PAGSEGURO DIGITAL LTD., CLASS A(b)(c)	59,403	59,005
1,761	PALOMAR HOLDINGS, INC.(b)	90,396	147,625
1,631	PATHWARD FINANCIAL, INC.	62,599	82,333
5,521	PATRIA INVESTMENTS LTD., CLASS A	80,253	81,932
15	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
20,100	PAYONEER GLOBAL, INC.(b)	$89,953	97,686
12,184	PAYSIGN, INC.(b)	41,048	44,593
76,348	PERELLA WEINBERG PARTNERS	859,182	1,078,797
1,557	PIPER SANDLER COS.	257,981	309,049
2,205	PJT PARTNERS, INC., CLASS A	209,579	207,843
8,100	PRA GROUP, INC.(b)	150,806	211,248
2,254	PROG HOLDINGS, INC.	38,888	77,628
4,100	RADIAN GROUP, INC.	99,410	137,227
1,500	REDWOOD TRUST, INC.	8,282	9,555
6,942	REMITLY GLOBAL, INC.(b)	145,752	143,977
8,430	RENAISSANCERE HOLDINGS LTD.	1,491,000	1,981,303
14,502	RYAN SPECIALTY HOLDINGS, INC.	566,125	804,861
3,300	SEACOAST BANKING CORP. OF FLORIDA	70,378	83,787
49	SELECTIVE INSURANCE GROUP, INC.	5,106	5,349
3,847	SERVISFIRST BANCSHARES, INC.	204,395	255,287
1,310	SIMMONS FIRST NATIONAL CORP., CLASS A	21,676	25,493
27,748	SKYWARD SPECIALTY INSURANCE GROUP, INC.(b)	630,400	1,038,053
2,220	STEPSTONE GROUP, INC., CLASS A	77,672	79,343
30,510	STEWART INFORMATION SERVICES CORP.	1,293,995	1,984,981
2,281	STOCK YARDS BANCORP, INC.	104,783	111,564
8,057	STONECO LTD., CLASS A(b)(c)	135,242	133,827
2,327	STONEX GROUP, INC.(b)	110,364	163,495
30,910	SYNOVUS FINANCIAL CORP.	857,377	1,238,255
1,100	TOMPKINS FINANCIAL CORP.	53,632	55,319
600	TRIUMPH FINANCIAL, INC.(b)	35,886	47,592
2,353	TRUPANION, INC.(b)	62,260	64,966
11,400	UNITED COMMUNITY BANKS, INC.	276,626	300,048
500	UNIVERSAL INSURANCE HOLDINGS, INC.	4,870	10,160
57,749	UNIVEST FINANCIAL CORP.	1,067,701	1,202,334
5,176	UPSTART HOLDINGS, INC.(b)	137,505	139,183
2,596	VICTORY CAPITAL HOLDINGS, INC., CLASS A	107,363	110,148
440	VIRTUS INVESTMENT PARTNERS, INC.	90,085	109,111
2,978	WALKER & DUNLOP, INC.	254,262	300,957
50,457	WEBSTER FINANCIAL CORP.	2,111,257	2,561,702
18,448	WISDOMTREE, INC.	139,943	169,537
82,859	WSFS FINANCIAL CORP.	3,654,390	3,740,255
		56,470,998	68,178,837	15.31%
Health Care:
763	4D MOLECULAR THERAPEUTICS, INC.(b)	25,568	24,309
5,556	89BIO, INC.(b)	62,927	64,672
8,276	ACADIA PHARMACEUTICALS, INC.(b)	154,477	153,023
2,509	ACCOLADE, INC.(b)	24,681	26,294
764	ACTINIUM PHARMACEUTICALS, INC.(b)	6,578	5,982
5,353	ADAPTHEALTH CORP.(b)	58,486	61,613
13,259	ADDUS HOMECARE CORP.(b)	1,148,008	1,370,185
11,800	ADMA BIOLOGICS, INC.(b)	74,640	77,880
268	AEROVATE THERAPEUTICS, INC.(b)	6,941	7,925
3,865	AGILITI, INC.(b)	39,177	39,114
4,156	AKERO THERAPEUTICS, INC.(b)	104,715	104,981
2,832	ALDEYRA THERAPEUTICS, INC.(b)	8,289	9,261
4,104	ALKERMES PLC(b)(c)	113,680	111,095
4,466	ALPHATEC HOLDINGS, INC.(b)	61,569	61,586
2,733	ALPINE IMMUNE SCIENCES, INC.(b)	109,967	108,336
38,304	AMICUS THERAPEUTICS, INC.(b)	325,130	451,221
5,665	AMPHASTAR PHARMACEUTICALS, INC.(b)	217,503	248,750
7,817	AMYLYX PHARMACEUTICALS, INC.(b)	23,261	22,200
2,089	ANI PHARMACEUTICALS, INC.(b)	117,197	144,413
1,144	APOGEE THERAPEUTICS, INC.(b)	76,636	76,019
2,332	ARCELLX, INC.(b)	171,395	162,191
445	ARCTURUS THERAPEUTICS HOLDINGS, INC.(b)	14,756	15,028
4,768	ARCUS BIOSCIENCES, INC.(b)	81,956	90,020
5,604	ARCUTIS BIOTHERAPEUTICS, INC.(b)	60,556	55,536
13,380	ARDELYX, INC.(b)	104,436	97,674
6,582	ARROWHEAD PHARMACEUTICALS, INC.(b)	185,387	188,245
4,199	ARVINAS, INC.(b)	185,454	173,335
6,744	ASTRANA HEALTH, INC.(b)	267,917	283,181
3,469	ASTRIA THERAPEUTICS, INC.(b)	54,555	48,826
16	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
1,395	ATRICURE, INC.(b)	$42,518	42,436
2,390	AURINIA PHARMACEUTICALS, INC.(b)(c)	12,302	11,974
2,243	AXONICS, INC.(b)	154,222	154,700
2,335	AXSOME THERAPEUTICS, INC.(b)	184,131	186,333
4,873	BEAM THERAPEUTICS, INC.(b)	169,951	161,004
51,017	BEYOND AIR, INC.(b)(c)	79,998	88,770
105,560	BIOCRYST PHARMACEUTICALS, INC.(b)	822,648	536,245
294	BIOLIFE SOLUTIONS, INC.(b)	5,268	5,454
88,914	BIOMERICA, INC.(b)	277,205	73,976
65,238	BIOTE CORP., CLASS A(b)	209,250	378,380
3,391	BIO-TECHNE CORP.	206,892	238,692
12,844	BIOXCEL THERAPEUTICS, INC.(b)	35,785	36,220
3,125	BLUEPRINT MEDICINES CORP.(b)	275,833	296,437
4,120	BRIDGEBIO PHARMA, INC.(b)	117,981	127,390
2,266	CABALETTA BIO, INC.(b)	41,076	38,658
3,164	CASSAVA SCIENCES, INC.(b)	69,534	64,198
15,879	CATALYST PHARMACEUTICALS, INC.(b)	256,720	253,111
1,343	CELLDEX THERAPEUTICS, INC.(b)	56,619	56,366
2,177	CEREVEL THERAPEUTICS HOLDINGS, INC.(b)	92,109	92,022
643	CG ONCOLOGY, INC.(b)	25,116	28,228
3,258	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.(b)	615,470	882,755
2,732	COGENT BIOSCIENCES, INC.(b)	18,678	18,359
3,822	COLLEGIUM PHARMACEUTICAL, INC.(b)	148,279	148,370
39,289	COMMUNITY HEALTH SYSTEMS, INC.(b)	106,989	137,511
19,870	CONMED CORP.	1,517,226	1,591,190
3,494	CORCEPT THERAPEUTICS, INC.(b)	69,996	88,014
811	CORVEL CORP.(b)	159,818	213,261
1,064	CRINETICS PHARMACEUTICALS, INC.(b)	48,412	49,806
34,845	CROSS COUNTRY HEALTHCARE, INC.(b)	820,306	652,298
1,016	CRYOPORT, INC.(b)	16,297	17,983
33,094	CUE BIOPHARMA, INC.(b)	65,005	62,548
49,026	CUTERA, INC.(b)	103,141	72,068
4,475	DAY ONE BIOPHARMACEUTICALS, INC.(b)	65,676	73,927
2,197	DECIPHERA PHARMACEUTICALS, INC.(b)	34,619	34,559
7,262	DENALI THERAPEUTICS, INC.(b)	154,649	149,016
79,130	DENTSPLY SIRONA, INC.	2,443,321	2,626,325
726	DISC MEDICINE, INC.(b)	48,214	45,201
5,621	DYNAVAX TECHNOLOGIES CORP.(b)	67,152	69,757
1,558	DYNE THERAPEUTICS, INC.(b)	43,497	44,232
1,800	ENHABIT, INC.(b)	14,594	20,970
2,225	ENSIGN GROUP (THE), INC.	171,080	276,834
39,744	ESTABLISHMENT LABS HOLDINGS, INC.(b)(c)	1,649,982	2,022,970
4,192	EVOLENT HEALTH, INC., CLASS A(b)	138,068	137,456
56,936	EVOLUS, INC.(b)	520,097	797,104
50,533	EYENOVIA, INC.(b)	61,756	49,826
1,901	EYEPOINT PHARMACEUTICALS, INC.(b)	44,403	39,294
1,500	FORTREA HOLDINGS, INC.(b)	45,012	60,210
3,200	FULGENT GENETICS, INC.(b)	75,637	69,440
851	GENELUX CORP.(b)	5,285	5,472
27,318	GERON CORP.(b)	94,115	90,149
2,259	GLAUKOS CORP.(b)	184,259	213,001
7,634	GUARDANT HEALTH, INC.(b)	136,921	157,489
344	HAEMONETICS CORP.(b)	27,462	29,360
3,898	HALOZYME THERAPEUTICS, INC.(b)	157,426	158,571
81,571	HARROW HEALTH, INC.(b)	1,041,154	1,079,184
655	HEALTHSTREAM, INC.	15,918	17,462
9,624	HIMS & HERS HEALTH, INC.(b)	158,657	148,883
2,500	ICU MEDICAL, INC.(b)	222,292	268,300
3,078	IDEAYA BIOSCIENCES, INC.(b)	137,946	135,063
7,919	IMMUNITYBIO, INC.(b)	47,479	42,525
2,906	IMMUNOVANT, INC.(b)	91,762	93,893
2,534	INARI MEDICAL, INC.(b)	115,948	121,581
87,648	INFUSYSTEM HOLDINGS, INC.(b)	897,152	751,143
1,683	INHIBRX, INC.(b)	58,918	58,838
38,029	INMODE LTD.(b)(c)	1,174,729	821,807
25,062	INOTIV, INC.(b)	707,095	274,178
6,324	INSMED, INC.(b)	157,242	171,570
17	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
23,325	INTEGER HOLDINGS CORP.(b)	$1,812,899	2,721,561
49,870	INTEGRA LIFESCIENCES HOLDINGS CORP.(b)	2,575,570	1,767,891
858	INTELLIA THERAPEUTICS, INC.(b)	23,844	23,604
4,891	INTRA-CELLULAR THERAPIES, INC.(b)	328,754	338,457
63,999	IOVANCE BIOTHERAPEUTICS, INC.(b)	639,150	948,465
1,648	IRHYTHM TECHNOLOGIES, INC.(b)	173,877	191,168
273	JANUX THERAPEUTICS, INC.(b)	10,685	10,278
2,057	JOINT (THE) CORP.(b)	26,324	26,864
1,959	KEROS THERAPEUTICS, INC.(b)	131,013	129,686
47,116	KINIKSA PHARMACEUTICALS LTD., CLASS A(b)	655,380	929,599
20,000	KORU MEDICAL SYSTEMS, INC.(b)	44,810	47,200
1,075	KRYSTAL BIOTECH, INC.(b)	184,190	191,275
3,024	KYMERA THERAPEUTICS, INC.(b)	121,978	121,565
3,243	LANTHEUS HOLDINGS, INC.(b)	191,942	201,844
35,683	LEMAITRE VASCULAR, INC.	1,877,175	2,367,924
7,335	LIFESTANCE HEALTH GROUP, INC.(b)	45,885	45,257
15,960	LIGAND PHARMACEUTICALS, INC.(b)	1,540,431	1,166,676
4,626	LIQUIDIA CORP.(b)	73,582	68,233
1,970	MACROGENICS, INC.(b)	30,333	28,998
747	MADRIGAL PHARMACEUTICALS, INC.(b)	193,473	199,479
15,811	MANNKIND CORP.(b)	76,293	71,624
1,203	MARINUS PHARMACEUTICALS, INC.(b)	10,886	10,875
2,178	MASIMO CORP.(b)	246,164	319,839
1,097	MEDPACE HOLDINGS, INC.(b)	332,445	443,353
3,012	MERIT MEDICAL SYSTEMS, INC.(b)	176,915	228,159
1,028	MERSANA THERAPEUTICS, INC.(b)	4,986	4,605
10,844	MIRUM PHARMACEUTICALS, INC.(b)	247,606	272,401
1,719	MOLINA HEALTHCARE, INC.(b)	493,536	706,217
2,705	MORPHIC HOLDING, INC.(b)	93,666	95,216
10,589	MURAL ONCOLOGY PLC(b)(c)	46,650	51,780
7,400	MYRIAD GENETICS, INC.(b)	157,099	157,768
1,309	NATIONAL RESEARCH CORP.	52,987	51,849
11,400	NEOGENOMICS, INC.(b)	141,878	179,208
3,627	NEUMORA THERAPEUTICS, INC.(b)	50,765	49,871
13,625	NEXUS A.G.(c)	1,094,699	827,572
2,328	NOVAVAX, INC.(b)	11,261	11,128
1,316	NUVALENT, INC., CLASS A(b)	104,910	98,818
10,105	OCULAR THERAPEUTIX, INC.(b)	100,095	91,955
78,851	OCUPHIRE PHARMA, INC.(b)	160,492	158,491
1,510	OMEROS CORP.(b)	5,705	5,209
5,286	OMNIAB, INC.(b)(e)	-	-
5,286	OMNIAB, INC. (EARNOUT SHARES)(b)(e)	-	-
153,255	OMNIAB, INC. (NASDAQ GLOBAL MARKET EXCHANGE)(b)	1,069,972	830,642
70,848	OPTIMIZERX CORP.(b)	1,697,664	860,803
107,531	OPTINOSE, INC.(b)	237,314	156,995
5,170	OPTION CARE HEALTH, INC.(b)	168,625	173,402
25,800	ORGANON & CO.	299,822	485,040
28,087	ORTHOPEDIATRICS CORP.(b)	1,301,659	819,017
19,690	OUTSET MEDICAL, INC.(b)	43,815	43,712
9,100	OWENS & MINOR, INC.(b)	168,309	252,161
43,374	PACIRA BIOSCIENCES, INC.(b)	1,675,612	1,267,388
2,878	PATTERSON COS., INC.	78,761	79,577
6,252	PDS BIOTECHNOLOGY CORP.(b)	30,115	24,758
300	PEDIATRIX MEDICAL GROUP, INC.(b)	2,768	3,009
50,966	PENNANT GROUP (THE), INC.(b)	636,991	1,000,463
67,970	PERRIGO CO. PLC(c)	2,551,934	2,187,954
62,055	PHIBRO ANIMAL HEALTH CORP., CLASS A	1,583,227	802,371
3,847	PHREESIA, INC.(b)	93,199	92,059
5,645	PLIANT THERAPEUTICS, INC.(b)	84,144	84,110
12,000	PREMIER, INC., CLASS A	253,534	265,200
2,500	PRESTIGE CONSUMER HEALTHCARE, INC.(b)	110,887	181,400
2,405	PRIME MEDICINE, INC.(b)	17,742	16,835
20,800	PRIVIA HEALTH GROUP, INC.(b)	445,129	407,472
2,896	PROCEPT BIOROBOTICS CORP.(b)	140,562	143,120
2,099	PROGYNY, INC.(b)	76,755	80,077
3,321	PROTAGONIST THERAPEUTICS, INC.(b)	95,932	96,077
3,167	PROTHENA CORP. PLC(b)(c)	80,811	78,447
18	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
3,537	PTC THERAPEUTICS, INC.(b)	$104,400	102,891
24,703	PUMA BIOTECHNOLOGY, INC.(b)	96,596	130,926
188	QUANTERIX CORP.(b)	4,775	4,429
6,999	QUIPT HOME MEDICAL CORP.(b)	30,007	30,586
4,465	RADNET, INC.(b)	210,820	217,267
29,756	RENEO PHARMACEUTICALS, INC.(b)	49,678	49,395
25,005	REVANCE THERAPEUTICS, INC.(b)	341,973	123,025
4,205	REVOLUTION MEDICINES, INC.(b)	130,886	135,527
19,482	RHYTHM PHARMACEUTICALS, INC.(b)	344,408	844,155
19,774	ROCKET PHARMACEUTICALS, INC.(b)	425,827	532,712
2,563	RXSIGHT, INC.(b)	124,862	132,200
2,227	SAGE THERAPEUTICS, INC.(b)	43,843	41,734
2,322	SANA BIOTECHNOLOGY, INC.(b)	20,798	23,220
7,826	SCHOLAR ROCK HOLDING CORP.(b)	241,813	138,990
4,207	SCHRODINGER, INC.(b)	112,311	113,589
53,536	SCPHARMACEUTICALS, INC.(b)	366,619	268,751
8,578	SELECT MEDICAL HOLDINGS CORP.	224,389	258,627
3,054	SHOCKWAVE MEDICAL, INC.(b)	531,114	994,474
2,805	SIGA TECHNOLOGIES, INC.	24,852	24,011
4,446	SPRINGWORKS THERAPEUTICS, INC.(b)	223,439	218,832
2,987	STAAR SURGICAL CO.(b)	118,335	114,342
9,433	SUMMIT THERAPEUTICS, INC.(b)	36,181	39,053
39,546	SUPERNUS PHARMACEUTICALS, INC.(b)	1,347,113	1,348,914
5,451	SURGERY PARTNERS, INC.(b)	153,532	162,603
7,790	SYNDAX PHARMACEUTICALS, INC.(b)	179,448	185,402
53,585	TACTILE SYSTEMS TECHNOLOGY, INC.(b)	782,107	870,756
7,248	TELA BIO, INC.(b)	39,835	41,096
9,515	TG THERAPEUTICS, INC.(b)	146,298	144,723
2,248	TRANSMEDICS GROUP, INC.(b)	168,110	166,217
12,948	TRAVERE THERAPEUTICS, INC.(b)	387,837	99,829
14,158	TRUBRIDGE, INC.(b)	523,913	130,537
2,394	U.S. PHYSICAL THERAPY, INC.	248,113	270,211
3,651	UFP TECHNOLOGIES, INC.(b)	637,835	920,782
12,390	UROGEN PHARMA LTD.(b)	233,788	185,850
11,380	UTAH MEDICAL PRODUCTS, INC.	1,302,706	809,232
187,360	VAREX IMAGING CORP.(b)	4,006,076	3,391,216
4,420	VAXCYTE, INC.(b)	305,582	301,930
1,334	VENTYX BIOSCIENCES, INC.(b)	10,017	7,337
1,506	VERA THERAPEUTICS, INC.(b)	68,279	64,939
5,797	VERICEL CORP.(b)	210,902	301,560
34,248	VERONA PHARMA PLC ADR(b)(c)(f)	538,970	551,050
3,179	VERRICA PHARMACEUTICALS, INC.(b)	15,789	18,820
110,882	VIEMED HEALTHCARE, INC.(b)	580,922	1,045,617
5,717	VIKING THERAPEUTICS, INC.(b)	406,169	468,794
8,886	VIR BIOTECHNOLOGY, INC.(b)	82,342	90,015
3,113	VIRIDIAN THERAPEUTICS, INC.(b)	56,366	54,509
5,519	XENCOR, INC.(b)	111,692	122,135
15,630	Y-MABS THERAPEUTICS, INC.(b)	345,810	254,144
2,467	ZENTALIS PHARMACEUTICALS, INC.(b)	33,815	38,880
		65,687,042	64,623,127	14.52%
Industrials:
19,000	3D SYSTEMS CORP.(b)	89,398	84,360
3,945	AAON, INC.	211,640	347,555
500	AAR CORP.(b)	18,655	29,935
6,300	ABM INDUSTRIES, INC.	271,641	281,106
500	ACUITY BRANDS, INC.	56,398	134,365
8,860	ACV AUCTIONS, INC., CLASS A(b)	167,592	166,302
39,603	ADENTRA, INC.(c)	950,130	1,199,010
1,439	AEROVIRONMENT, INC.(b)	209,207	220,570
70,451	AIR LEASE CORP.	2,498,327	3,623,999
1,207	ALAMO GROUP, INC.	227,536	275,594
755	ALBANY INTERNATIONAL CORP., CLASS A	60,630	70,600
23,287	ALLIED MOTION TECHNOLOGIES, INC.	748,476	830,880
4,337	AMERESCO, INC., CLASS A(b)	87,244	104,652
51,792	AMERICAN WOODMARK CORP.(b)	3,841,686	5,265,175
32,760	API GROUP CORP.(b)	701,824	1,286,485
3,684	APOGEE ENTERPRISES, INC.	212,552	218,093
19	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
1,460	APPLIED INDUSTRIAL TECHNOLOGIES, INC.	$152,746	288,423
2,751	ARCBEST CORP.	233,928	392,018
1,800	ARCOSA, INC.	108,698	154,548
75,076	ARIS WATER SOLUTIONS, INC., CLASS A	949,699	1,062,325
15,450	ARMSTRONG WORLD INDUSTRIES, INC.	1,350,371	1,919,199
11,000	ARRAY TECHNOLOGIES, INC.(b)	146,580	164,010
1,484	ATKORE, INC.	272,875	282,494
3,160	ATMUS FILTRATION TECHNOLOGIES, INC.(b)	87,047	101,910
700	AZZ, INC.	25,907	54,117
18,223	BLOOM ENERGY CORP., CLASS A(b)	174,855	204,827
1,101	BLUE BIRD CORP.(b)	38,226	42,212
1,177	BOISE CASCADE CO.	67,222	180,517
24,054	BOWMAN CONSULTING GROUP LTD.(b)	328,227	836,839
2,600	BRADY CORP., CLASS A	111,195	154,128
119,140	BRIGHTVIEW HOLDINGS, INC.(b)	1,417,764	1,417,766
1,008	BRINK'S (THE) CO.	86,970	93,119
2,667	BROOKFIELD BUSINESS CORP., CLASS A(c)	64,800	64,381
13,341	BWX TECHNOLOGIES, INC.	697,979	1,369,053
803	CADRE HOLDINGS, INC.	28,121	29,069
2,174	CBIZ, INC.(b)	166,718	170,659
917	CHART INDUSTRIES, INC.(b)	138,531	151,048
1,193	CIMPRESS PLC(b)(c)	108,490	105,592
5,437	CLEAN HARBORS, INC.(b)	750,979	1,094,523
1,124	COMFORT SYSTEMS U.S.A., INC.	287,476	357,106
14,685	CONCENTRIX CORP.	910,146	972,441
1,240	CONCRETE PUMPING HOLDINGS, INC.(b)	10,042	9,796
23,046	CONSTRUCTION PARTNERS, INC., CLASS A(b)	710,262	1,294,033
9,624	CRA INTERNATIONAL, INC.	991,719	1,439,558
5,200	CSG SYSTEMS INTERNATIONAL, INC.	248,488	268,008
938	CSW INDUSTRIALS, INC.	222,306	220,055
7,516	CUSTOM TRUCK ONE SOURCE, INC.(b)	41,832	43,743
1,400	DELUXE CORP.	26,822	28,826
843	DXP ENTERPRISES, INC.(b)	19,189	45,294
3,010	DYCOM INDUSTRIES, INC.(b)	365,863	432,025
800	ENCORE WIRE CORP.	91,748	210,224
1,613	ENERGY RECOVERY, INC.(b)	24,531	25,469
85,273	ENERPAC TOOL GROUP CORP.	1,851,897	3,040,835
1,845	ENERSYS	169,939	174,279
13,446	ENOVIX CORP.(b)	113,153	107,702
900	ENPRO, INC.	77,086	151,893
4,400	ENVIRI CORP.(b)	19,868	40,260
26,740	ESAB CORP.	1,062,721	2,956,642
1,901	ESCO TECHNOLOGIES, INC.	165,914	203,502
4,749	EXLSERVICE HOLDINGS, INC.(b)	149,812	151,018
1,741	EXPONENT, INC.	140,182	143,963
3,116	FEDERAL SIGNAL CORP.	150,265	264,455
3,524	FIRST ADVANTAGE CORP.	56,266	57,159
32,486	FIVERR INTERNATIONAL LTD.(b)(c)(d)	752,382	684,480
7,159	FLUENCE ENERGY, INC.(b)	107,354	124,137
3,142	FLUOR CORP.(b)	123,941	132,844
3,198	FORRESTER RESEARCH, INC.(b)	68,583	68,949
5,300	FORWARD AIR CORP.	165,921	164,883
58,770	FRANKLIN COVEY CO.(b)	2,581,077	2,307,310
5,130	FRONTIER GROUP HOLDINGS, INC.(b)	37,069	41,604
137,610	GATES INDUSTRIAL CORP. PLC(b)	1,820,450	2,437,073
4,137	GIBRALTAR INDUSTRIES, INC.(b)	270,647	333,153
22,606	GLOBAL INDUSTRIAL CO.	774,313	1,012,297
16,770	GMS, INC.(b)	749,979	1,632,392
25,790	GORMAN-RUPP (THE) CO.	796,738	1,019,995
16,856	GRACO, INC.	1,012,120	1,575,362
35,303	GRAHAM CORP.(b)	399,861	963,066
25,087	GRANITE CONSTRUCTION, INC.	1,130,243	1,433,220
3,545	GRIFFON CORP.	247,376	259,990
1,475	H&E EQUIPMENT SERVICES, INC.	89,442	94,666
1,792	HEALTHCARE SERVICES GROUP, INC.(b)	22,199	22,364
2,019	HELIOS TECHNOLOGIES, INC.	89,396	90,229
292	HERC HOLDINGS, INC.	47,760	49,144
20	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
1,965	HILLENBRAND, INC.	$84,462	98,820
2,049	HNI CORP.	91,626	92,471
17,775	HOWMET AEROSPACE, INC.	582,524	1,216,343
3,946	HUB GROUP, INC., CLASS A	129,965	170,546
2,095	HURON CONSULTING GROUP, INC.(b)	200,947	202,419
1,041	HYSTER-YALE MATERIALS HANDLING, INC.	62,304	66,801
8,694	ICF INTERNATIONAL, INC.	831,588	1,309,577
1,615	IES HOLDINGS, INC.(b)	178,422	196,449
3,897	INNODATA, INC.(b)	25,589	25,720
1,494	INSPERITY, INC.	151,295	163,757
131,145	INTERFACE, INC.	1,042,609	2,205,859
116,226	JANUS INTERNATIONAL GROUP, INC.(b)	1,726,362	1,758,499
144,146	JELD-WEN HOLDING, INC.(b)	1,344,786	3,060,220
45,300	JETBLUE AIRWAYS CORP.(b)	208,674	336,126
2,630	JOBY AVIATION, INC.(b)	13,642	14,097
9,627	JOHN BEAN TECHNOLOGIES CORP.	1,172,542	1,009,776
610,527	JOHNSON SERVICE GROUP PLC(c)	1,138,666	1,012,538
2,722	KADANT, INC.	637,720	893,088
33,304	KARAT PACKAGING, INC.	650,804	952,827
1,900	KELLY SERVICES, INC., CLASS A	26,974	47,576
2,162	KFORCE, INC.	151,702	152,464
561,410	KNIGHTS GROUP HOLDINGS PLC(c)	710,556	906,987
44,102	KORN FERRY	2,248,536	2,900,148
9,679	LEGALZOOM.COM, INC.(b)	130,236	129,118
672	LINDSAY CORP.	76,212	79,068
22,994	LIQUIDITY SERVICES, INC.(b)	398,138	427,688
6,220	MARTEN TRANSPORT LTD.	113,924	114,946
23,274	MASONITE INTERNATIONAL CORP.(b)	2,574,408	3,059,367
89,596	MASTERBRAND, INC.(b)	782,237	1,679,029
1,500	MATSON, INC.	98,158	168,600
2,100	MATTHEWS INTERNATIONAL CORP., CLASS A	48,981	65,268
839	MCGRATH RENTCORP	102,131	103,507
100	MILLERKNOLL, INC.	2,476	2,476
2,768	MONTROSE ENVIRONMENTAL GROUP, INC.(b)	107,860	108,423
1,500	MOOG, INC., CLASS A	111,928	239,475
288,419	MRC GLOBAL, INC.(b)	2,661,015	3,625,427
16,610	MUELLER WATER PRODUCTS, INC., CLASS A	260,533	267,255
2,701	MYR GROUP, INC.(b)	403,347	477,402
6,410	NEXTRACKER, INC., CLASS A(b)	369,125	360,691
3,404	NUSCALE POWER CORP.(b)	16,634	18,075
3,489	NV5 GLOBAL, INC.(b)	347,231	341,957
8,200	OPENLANE, INC.(b)	102,236	141,860
3,117	PERFORMANT FINANCIAL CORP.(b)	9,091	9,164
9,314	PITNEY BOWES, INC.	32,924	40,330
5,207	PRIMORIS SERVICES CORP.	212,789	221,662
400	QUANEX BUILDING PRODUCTS CORP.	7,672	15,372
118,438	RADIANT LOGISTICS, INC.(b)	762,896	641,934
153,459	RESIDEO TECHNOLOGIES, INC.(b)	2,663,135	3,440,551
52,900	REV GROUP, INC.	473,562	1,168,561
20,875	ROCKET LAB U.S.A., INC.(b)	84,236	85,796
36,395	RUSH ENTERPRISES, INC., CLASS A	686,272	1,947,860
14,458	RXO, INC.(b)	230,373	316,196
14,076	SHOALS TECHNOLOGIES GROUP, INC., CLASS A(b)	172,366	157,370
15,213	SHYFT GROUP (THE), INC.	181,082	188,945
70	SIMPSON MANUFACTURING CO., INC.	14,481	14,363
6,730	SITEONE LANDSCAPE SUPPLY, INC.(b)	928,903	1,174,722
404	SKYWEST, INC.(b)	7,102	27,908
538	SP PLUS CORP.(b)	27,954	28,094
1,600	SPX TECHNOLOGIES, INC.(b)	88,269	197,008
7,292	STANDEX INTERNATIONAL CORP.	1,105,712	1,328,748
409,638	STEELCASE, INC., CLASS A	5,072,111	5,358,065
1,918	STERLING CHECK CORP.(b)	31,259	30,841
12,722	STERLING INFRASTRUCTURE, INC.(b)	469,377	1,403,364
9,000	SUN COUNTRY AIRLINES HOLDINGS, INC.(b)	112,498	135,810
56,520	TECNOGLASS, INC.	2,383,529	2,940,736
1,008	TENNANT CO.	110,174	122,583
6,066	TEREX CORP.	226,571	390,650
21	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
234	THERMON GROUP HOLDINGS, INC.(b)	$7,174	7,657
13,076	TPI COMPOSITES, INC.(b)	38,122	38,051
499	TRANSCAT, INC.(b)	55,723	55,604
515	TRINET GROUP, INC.	67,909	68,232
3,900	TRINITY INDUSTRIES, INC.	89,354	108,615
112,956	TRUEBLUE, INC.(b)	1,774,269	1,414,209
11,882	UPWORK, INC.(b)	148,352	145,673
4,725	VERRA MOBILITY CORP.(b)	114,421	117,983
7,295	VICOR CORP.(b)	273,755	278,961
3,902	WABASH NATIONAL CORP.	111,427	116,826
1,104	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	89,516	160,831
23,015	WILLDAN GROUP, INC.(b)	926,598	667,205
23,611	WOODWARD, INC.	2,284,363	3,638,927
		81,249,668	109,965,049	24.70%
Information Technology:
17,898	A10 NETWORKS, INC.	224,522	245,024
5,697	ACI WORLDWIDE, INC.(b)	183,192	189,197
175	ACM RESEARCH, INC., CLASS A(b)	5,115	5,100
10,471	ADEIA, INC.	110,859	114,343
1,342	ADVANCED ENERGY INDUSTRIES, INC.	101,891	136,857
4,721	AEHR TEST SYSTEMS(b)	87,480	58,540
2,861	AGILYSYS, INC.(b)	202,569	241,068
3,103	ALARM.COM HOLDINGS, INC.(b)	210,560	224,874
5,575	ALKAMI TECHNOLOGY, INC.(b)	134,446	136,978
6,300	ALPHA & OMEGA SEMICONDUCTOR LTD.(b)	137,439	138,852
2,517	AMBARELLA, INC.(b)	127,655	127,788
7,352	AMPLITUDE, INC., CLASS A(b)	84,957	79,990
315	APPFOLIO, INC., CLASS A(b)	62,970	77,723
3,774	APPIAN CORP., CLASS A(b)	143,096	150,771
3,440	APPLIED DIGITAL CORP.(b)	16,018	14,723
4,057	APPLOVIN CORP., CLASS A(b)	185,884	280,826
201,238	ARLO TECHNOLOGIES, INC.(b)	1,358,757	2,545,661
16,800	ARROW ELECTRONICS, INC.(b)	1,734,165	2,174,928
5,050	ASANA, INC., CLASS A(b)	79,669	78,224
2,712	ATOMERA, INC.(b)	16,969	16,706
15,352	AVEPOINT, INC.(b)	122,744	121,588
47,056	AVNET, INC.	1,794,449	2,333,036
67	AXCELIS TECHNOLOGIES, INC.(b)	3,800	7,472
2,802	BADGER METER, INC.	349,472	453,392
334	BEL FUSE, INC., CLASS B	19,352	20,144
29,735	BELDEN, INC.	1,306,133	2,753,758
96,475	BIGCOMMERCE HOLDINGS, INC., CLASS 1(b)	857,490	664,713
1,808	BILL HOLDINGS, INC.(b)	108,316	124,246
1,829	BLACKBAUD, INC.(b)	130,952	135,602
3,002	BLACKLINE, INC.(b)	189,386	193,869
5,817	BOX, INC., CLASS A(b)	164,888	164,737
1,945	BRAZE, INC., CLASS A(b)	102,361	86,163
4,238	C3.AI, INC., CLASS A(b)	121,445	114,723
4,575	CALIX, INC.(b)	155,761	151,707
20,006	CAMBIUM NETWORKS CORP.(b)	92,210	86,226
21,681	CEVA, INC.(b)	981,297	492,376
3,310	CIPHER MINING, INC.(b)	15,082	17,046
2,498	CLEANSPARK, INC.(b)	50,602	52,983
6,216	CLEAR SECURE, INC., CLASS A	119,694	132,214
16,164	CLIMB GLOBAL SOLUTIONS, INC.	812,760	1,145,704
41,496	CODA OCTOPUS GROUP, INC.(b)	338,237	239,432
6,300	COHU, INC.(b)	194,267	209,979
1,583	COMMVAULT SYSTEMS, INC.(b)	156,730	160,564
76,192	COMTECH TELECOMMUNICATIONS CORP.(b)	466,944	261,339
15,671	CONSENSUS CLOUD SOLUTIONS, INC.(b)	585,882	248,542
14,421	CORSAIR GAMING, INC.(b)	179,573	177,955
3,623	COUCHBASE, INC.(b)	98,714	95,321
9,303	CREDO TECHNOLOGY GROUP HOLDING LTD.(b)	192,438	197,131
5,957	CTS CORP.	267,564	278,728
11,339	CXAPP, INC.(b)	32,047	27,781
33,271	DIGI INTERNATIONAL, INC.(b)	784,618	1,062,343
96,180	DIGITAL TURBINE, INC.(b)	1,357,580	251,992
22	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
3,343	DIGITALOCEAN HOLDINGS, INC.(b)	$131,301	127,636
6,457	DIODES, INC.(b)	433,377	455,218
400	DOUBLEVERIFY HOLDINGS, INC.(b)	10,984	14,064
3,274	ELASTIC N.V.(b)	209,723	328,186
930	ENFUSION, INC., CLASS A(b)	8,556	8,602
8,053	ENTEGRIS, INC.	734,012	1,131,769
8,948	ENVESTNET, INC.(b)	396,376	518,179
2,136	EPLUS, INC.(b)	164,338	167,761
2,956	EVERBRIDGE, INC.(b)	102,623	102,957
7,729	EVERCOMMERCE, INC.(b)	70,460	72,807
14,230	EXPENSIFY, INC., CLASS A(b)	27,398	26,183
2,447	FABRINET(b)(c)	461,097	462,532
7,207	FASTLY, INC., CLASS A(b)	95,606	93,475
16,507	FD TECHNOLOGIES PLC(b)(c)	366,792	255,845
5,163	FRESHWORKS, INC., CLASS A(b)	96,011	94,018
107,095	GRID DYNAMICS HOLDINGS, INC.(b)	1,511,552	1,316,198
83,177	HARMONIC, INC.(b)	1,054,686	1,117,899
3,900	ICHOR HOLDINGS LTD.(b)	102,746	150,618
8,873	IMPINJ, INC.(b)	572,913	1,139,382
14,563	INDIE SEMICONDUCTOR, INC., CLASS A(b)	95,174	103,106
17,739	INFINERA CORP.(b)	93,401	106,966
2,228	INSIGHT ENTERPRISES, INC.(b)	237,481	413,339
3,883	INTAPP, INC.(b)	135,580	133,187
3,670	INTERDIGITAL, INC.	278,253	390,708
2,725	INTEST CORP.(b)	30,392	36,106
6,628	IONQ, INC.(b)	63,534	66,214
4,157	ITRON, INC.(b)	237,648	384,606
46,922	ITURAN LOCATION AND CONTROL LTD.(c)	1,250,070	1,311,939
7,297	JAMF HOLDING CORP.(b)	131,314	133,900
5,300	KULICKE & SOFFA INDUSTRIES, INC.(c)	234,906	266,643
54,786	LANTRONIX, INC.(b)	269,262	195,038
6,947	LATTICE SEMICONDUCTOR CORP.(b)	415,452	543,464
2,256	LIGHTWAVE LOGIC, INC.(b)	9,604	10,558
2,600	LIVERAMP HOLDINGS, INC.(b)	48,085	89,700
227,328	LUNA INNOVATIONS, INC.(b)	1,316,768	728,586
14,032	MARATHON DIGITAL HOLDINGS, INC.(b)	314,813	316,843
3,949	MAXEON SOLAR TECHNOLOGIES LTD.(b)(c)	13,175	13,150
10,073	MAXLINEAR, INC.(b)	182,361	188,063
2,586	MERIDIANLINK, INC.(b)	47,316	48,358
850	MICROSTRATEGY, INC., CLASS A(b)	1,319,031	1,448,876
16,040	MKS INSTRUMENTS, INC.	1,345,078	2,133,320
2,348	MODEL N, INC.(b)	61,769	66,848
7,103	N-ABLE, INC.(b)	93,392	92,836
22,650	NAPCO SECURITY TECHNOLOGIES, INC.	560,844	909,624
1,089	NAVITAS SEMICONDUCTOR CORP.(b)	5,129	5,195
738	NOVANTA, INC.(b)	128,700	128,980
2,251	OKTA, INC.(b)	120,599	235,500
928	OLO, INC., CLASS A(b)	5,141	5,095
1,700	ONESPAN, INC.(b)	15,193	19,771
1,879	ONTO INNOVATION, INC.(b)	132,741	340,249
2,311	OSI SYSTEMS, INC.(b)	266,361	330,057
7,503	PAGERDUTY, INC.(b)	168,635	170,168
1,667	PAR TECHNOLOGY CORP.(b)	71,544	75,615
1,911	PDF SOLUTIONS, INC.(b)	55,815	64,343
6,222	PERFICIENT, INC.(b)	382,092	350,236
2,200	PHOTRONICS, INC.(b)	32,884	62,304
2,453	PLEXUS CORP.(b)	225,718	232,593
2,221	POWER INTEGRATIONS, INC.	154,834	158,913
4,459	POWERSCHOOL HOLDINGS, INC., CLASS A(b)	94,335	94,932
15,338	PROGRESS SOFTWARE CORP.	708,256	817,669
3,467	PROS HOLDINGS, INC.(b)	120,743	125,956
4,343	Q2 HOLDINGS, INC.(b)	221,520	228,268
957	QUALYS, INC.(b)	160,015	159,695
52,543	RADWARE LTD.(b)(c)	1,773,335	983,605
6,012	RAMBUS, INC.(b)	329,183	371,602
24,916	RAPID7, INC.(b)	1,003,752	1,221,881
67,870	RED VIOLET, INC.(b)	1,568,439	1,326,858
23	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
141,200	REPOSITRAK, INC.	$778,356	2,238,020
10,240	RIOT PLATFORMS, INC.(b)	127,032	125,338
2,969	ROGERS CORP.(b)	341,417	352,391
4,903	SANMINA CORP.(b)	271,784	304,869
3,696	SAPIENS INTERNATIONAL CORP. N.V.(c)	115,302	118,863
60,054	SCANSOURCE, INC.(b)	2,197,884	2,644,778
8,430	SEMRUSH HOLDINGS, INC., CLASS A(b)	98,594	111,782
1,740	SILICON LABORATORIES, INC.(b)	228,998	250,073
13,165	SITIME CORP.(b)	1,539,038	1,227,373
2,739	SMART GLOBAL HOLDINGS, INC.(b)	67,864	72,090
6,223	SOLARWINDS CORP.	52,445	78,534
9,650	SOUNDHOUND AI, INC., CLASS A(b)	76,578	56,838
27,347	SOUNDTHINKING, INC.(b)	756,941	434,270
4,599	SPRINKLR, INC., CLASS A(b)	60,367	56,430
4,386	SPROUT SOCIAL, INC., CLASS A(b)	251,476	261,888
1,489	SPS COMMERCE, INC.(b)	202,375	275,316
2,825	SUPER MICRO COMPUTER, INC.(b)	2,548,081	2,853,335
4,134	TENABLE HOLDINGS, INC.(b)	202,509	204,344
145	ULTRA CLEAN HOLDINGS, INC.(b)	3,816	6,661
46,498	UPLAND SOFTWARE, INC.(b)	444,072	143,679
4,548	VARONIS SYSTEMS, INC.(b)	223,744	214,529
41,473	VEECO INSTRUMENTS, INC.(b)	937,708	1,458,605
5,263	VERINT SYSTEMS, INC.(b)	165,658	174,468
6,843	VERITONE, INC.(b)	27,129	35,994
4,041	VIANT TECHNOLOGY, INC., CLASS A(b)	40,762	43,077
35,229	VIAVI SOLUTIONS, INC.(b)	301,986	320,232
69,683	WALKME LTD.(b)(c)	641,569	599,274
108,075	WEAVE COMMUNICATIONS, INC.(b)	660,463	1,240,701
4,084	WIX.COM LTD.(b)(c)	330,579	561,468
1,645	WORKIVA, INC.(b)	141,006	139,496
3,500	XEROX HOLDINGS CORP.	54,692	62,650
13,938	ZETA GLOBAL HOLDINGS CORP., CLASS A(b)	156,459	152,342
10,450	ZUORA, INC., CLASS A(b)	96,093	95,304
		54,583,996	61,640,783	13.85%
Materials:
1,101	ALPHA METALLURGICAL RESOURCES, INC.	295,965	364,618
102,830	ASPEN AEROGELS, INC.(b)	777,097	1,809,808
7,332	ATI, INC.(b)	248,231	375,178
50,716	AXALTA COATING SYSTEMS LTD.(b)	1,234,484	1,744,123
221	BALCHEM CORP.	32,490	34,244
1,109	CABOT CORP.	100,187	102,250
1,800	CARPENTER TECHNOLOGY CORP.	58,388	128,556
5,353	CENTURY ALUMINUM CO.(b)	67,854	82,383
3,465	CONSTELLIUM S.E.(b)(c)	72,787	76,611
2,135	CORE MOLDING TECHNOLOGIES, INC.(b)	41,633	40,416
6,309	ECOVYST, INC.(b)	63,063	70,345
137,680	FORAN MINING CORP.(b)(c)	383,954	422,833
7,414	H.B. FULLER CO.	378,764	591,192
2,137	HAWKINS, INC.	161,017	164,122
7,809	HECLA MINING CO.	33,779	37,561
18,176	INGEVITY CORP.(b)	889,098	866,995
4,291	INNOSPEC, INC.	487,070	553,282
5,438	IVANHOE ELECTRIC, INC.(b)(c)	47,397	53,292
3,595	KAISER ALUMINUM CORP.	230,709	321,249
22,680	KOPPERS HOLDINGS, INC.	523,575	1,251,256
2,269	MATERION CORP.	263,513	298,941
1,500	METALLUS, INC.(b)	22,828	33,375
1,700	MINERALS TECHNOLOGIES, INC.	86,510	127,976
18,675	NIOCORP. DEVELOPMENTS LTD.(b)	46,424	50,796
1,785	NOVAGOLD RESOURCES, INC.(b)(c)	4,947	5,355
9,924	O-I GLASS, INC.(b)	153,438	164,639
52,279	OLIN CORP.	1,183,873	3,074,005
109,465	ORION S.A.	1,366,315	2,574,617
1,562	PURECYCLE TECHNOLOGIES, INC.(b)	9,728	9,716
1,991	QUAKER CHEMICAL CORP.	352,434	408,653
3,527	SENSIENT TECHNOLOGIES CORP.	245,467	244,033
7,158	SMITH-MIDLAND CORP.(b)	164,862	336,283
24	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont'd):
1,381	STEPAN CO.	$123,266	124,345
7,900	SUNCOKE ENERGY, INC.	48,142	89,033
5,312	SYLVAMO CORP.	289,283	327,963
106,137	TRIMAS CORP.	2,926,058	2,837,042
1,900	WARRIOR MET COAL, INC.	55,152	115,330
		13,469,782	19,912,416	4.47%
Real Estate:
3,900	ACADIA REALTY TRUST	49,022	66,339
11,200	ALEXANDER & BALDWIN, INC.	184,669	184,464
1,100	AMERICAN ASSETS TRUST, INC.	22,146	24,101
4,800	ANYWHERE REAL ESTATE, INC.(b)	27,677	29,664
5,000	ARMADA HOFFLER PROPERTIES, INC.	49,599	52,000
5,346	CARETRUST REIT, INC.	88,977	130,282
3,308	CBL & ASSOCIATES PROPERTIES, INC.	74,383	75,786
3,100	CENTERSPACE	165,666	177,134
7,000	CLIPPER REALTY, INC.	32,784	33,810
5,800	COMMUNITY HEALTHCARE TRUST, INC.	153,734	153,990
26,017	COMPASS, INC., CLASS A(b)	85,471	93,661
23,200	CUSHMAN & WAKEFIELD PLC(b)	195,001	242,672
146,871	DIAMONDROCK HOSPITALITY CO.	1,150,240	1,411,430
4,985	DIGITALBRIDGE GROUP, INC.	90,857	96,061
11,600	ELME COMMUNITIES	155,387	161,472
13,929	ESSENTIAL PROPERTIES REALTY TRUST, INC.	301,404	371,347
10,300	FOUR CORNERS PROPERTY TRUST, INC.	233,984	252,041
5,200	HIGHWOODS PROPERTIES, INC.	93,891	136,136
22,500	HUDSON PACIFIC PROPERTIES, INC.	118,017	145,125
3,034	INNOVATIVE INDUSTRIAL PROPERTIES, INC.	222,878	314,140
4,778	KIMCO REALTY CORP.	58,970	93,697
25,000	LXP INDUSTRIAL TRUST	214,846	225,500
12,772	MARCUS & MILLICHAP, INC.	415,736	436,419
130	NATIONAL HEALTH INVESTORS, INC.	7,995	8,168
565	NEXPOINT RESIDENTIAL TRUST, INC.	17,228	18,187
10,204	OPENDOOR TECHNOLOGIES, INC.(b)	30,464	30,918
19,111	OUTFRONT MEDIA, INC.	236,096	320,874
2,800	PEBBLEBROOK HOTEL TRUST	38,433	43,148
4,801	REDFIN CORP.(b)	30,179	31,927
555	REGENCY CENTERS CORP.	24,356	33,611
16,721	RETAIL OPPORTUNITY INVESTMENTS CORP.	201,193	214,363
656	RMR GROUP (THE), INC., CLASS A	15,496	15,744
767	RYMAN HOSPITALITY PROPERTIES, INC.	90,636	88,673
8,600	SAFEHOLD, INC.	149,582	177,160
1,067	SAUL CENTERS, INC.	40,289	41,069
6,800	SITE CENTERS CORP.	72,391	99,620
1,500	SL GREEN REALTY CORP.	54,332	82,695
5,310	ST. JOE (THE) CO.	249,433	307,821
7,448	TANGER, INC.	130,883	219,939
44,800	UNITI GROUP, INC.	148,965	264,320
1,953	UNIVERSAL HEALTH REALTY INCOME TRUST	71,641	71,695
4,600	URBAN EDGE PROPERTIES	60,500	79,442
2,500	WHITESTONE REIT	21,843	31,375
		5,877,274	7,088,020	1.59%
Utilities:
640	ARTESIAN RESOURCES CORP., CLASS A	22,839	23,750
7,500	AVISTA CORP.	243,390	262,650
17,992	CADIZ, INC.(b)	46,694	52,177
4,655	CALIFORNIA WATER SERVICE GROUP	216,820	216,364
4,242	CHESAPEAKE UTILITIES CORP.	408,707	455,167
1,639	MGE ENERGY, INC.	123,414	129,022
3,964	MIDDLESEX WATER CO.	204,099	208,110
1,182	MONTAUK RENEWABLES, INC.(b)	5,051	4,917
300	NORTHWEST NATURAL HOLDING CO.	11,322	11,166
1,110	ORMAT TECHNOLOGIES, INC.	73,115	73,471
2,516	OTTER TAIL CORP.	198,446	217,383
2,400	SJW GROUP	137,345	135,816
25	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont'd):
1,212	YORK WATER (THE) CO.	$43,628	43,959
		1,734,870	1,833,952	0.41%
	Sub-total Common Stocks:	369,880,514	434,077,317	97.50%
Escrows:
Communication Services:
39,067	GCI LIBERTY, INC., CLASS A(b)(e)	-	-
		-	-	0.00%
	Sub-total Escrows:	-	-	0.00%
Short-Term Investments:
1,591,439	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO, INSTITUTIONAL SHARES(g)	1,591,439	1,591,439
11,003,643	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 5.20%(h)	11,003,643	11,003,643
	Sub-total Short-Term Investments:	12,595,082	12,595,082	2.83%
	Grand total	$382,475,596	446,672,399	100.33%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of March 31, 2024, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 5.44% of net assets.
(d)	Security is either wholly or partially on loan.
(e)	Security has been deemed worthless and is a Level 3 investment.
(f)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.12% of net assets as of March 31, 2024.
(g)	Investment relates to cash collateral received from portfolio securities loaned.
(h)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2023, the value of the Clearwater Select Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $8,950,782 with net purchases of $2,052,861 during the three months ended March 31, 2024.
26	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2024 (unaudited)
Fair value is an estimate of the price the Clearwater Select Equity Fund ("Select Equity Fund") would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Select Equity Fund's investments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Clearwater Management Co., Inc.'s (the “Adviser”) own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees (the "Board") of Clearwater Investment Trust has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Select Equity Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Select Equity Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2024.
	Level 1	Level 2	Level 3	Total
Common Stocks	$434,077,317	$—	$—*	$434,077,317
Escrows	—	—	—*	—
Short-Term Investments	12,595,082	—	—	12,595,082
Total	$446,672,399	$—	$—	$446,672,399

* Security has been deemed worthless and is a Level 3 investment.
For the Select Equity Fund, the investment value is comprised of equity securities, escrows and short-term investments (money market funds). See the Select Equity Fund’s Schedule of Investments for industry classification. Investments in equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Investments in money market funds are valued at their net asset value.
There were no significant Level 3 valuations at March 31, 2024.
27	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2024 (unaudited)
Clearwater Select Equity Fund Portfolio Diversification
(as a percentage of net assets)
28	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
105,231	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST			$962,267	1,051,258
54,667	BLACKROCK MUNICIPAL INCOME FUND INC			605,200	659,284
14,351	BLACKROCK MUNICIPAL INCOME QUALITY TRUST			190,946	166,472
88,691	BLACKROCK MUNIHOLDINGS FUND INC			1,350,596	1,071,387
27,182	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND INC			368,005	316,127
86,554	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			1,071,667	881,120
33,764	BLACKROCK MUNIVEST FUND II INC			366,144	368,365
25,000	BLACKROCK MUNIVEST FUND INC			262,947	276,500
128,111	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			1,643,186	1,474,558
48,700	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND			681,140	589,757
66,132	BLACKROCK MUNIYIELD QUALITY FUND II INC			791,016	695,047
96,091	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,260,393	1,101,203
51,128	BNY MELLON STRATEGIC MUNICIPAL BOND FUND INC			361,714	299,610
177,771	DWS MUNICIPAL INCOME TRUST			2,003,096	1,605,272
167,452	INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II			1,842,369	1,423,342
158,905	INVESCO MUNICIPAL OPPORTUNITY TRUST			1,926,111	1,546,146
113,737	INVESCO MUNICIPAL TRUST			1,380,896	1,103,249
55,087	INVESCO PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST			735,915	564,642
190,374	INVESCO QUALITY MUNICIPAL INCOME TRUST			2,315,442	1,842,820
80,073	INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS			989,251	789,520
81,582	INVESCO VALUE MUNICIPAL INCOME TRUST			1,232,582	978,984
113,942	NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND			1,468,484	1,384,395
212,362	NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND			2,802,706	2,350,847
92,222	NUVEEN MUNICIPAL CREDIT INCOME FUND			1,083,343	1,128,797
71,998	NUVEEN NEW JERSEY QUALITY MUNICIPAL INCOME FUND			1,101,444	869,736
84,266	NUVEEN PENNSYLVANIA QUALITY MUNICIPAL INCOME FUND			1,197,701	996,024
209,657	NUVEEN QUALITY MUNICIPAL INCOME FUND			2,955,075	2,402,669
	Sub-total Closed-End Funds:			32,949,636	27,937,131	3.91%
Municipal Bonds:
Alabama
1,000,000	BLACK BELT ENERGY GAS DIST AL GAS PROJECT REVENUE(b)	5/1/2055	5.25	1,059,195	1,080,790
400,000	MOBILE CNTY AL LTD OBLG(c)	11/1/2045	4.00	400,000	362,779
500,000	TUSCALOOSA CNTY AL INDL DEV AUTH GULF OPPORTUNITY ZONE(c)	5/1/2044	5.25	459,259	504,187
				1,918,454	1,947,756	0.27%
Alaska
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(d)	12/1/2010	5.40	350,000	385
				350,000	385	0.00%
Arizona
2,000,000	ARIZONA BRD OF RGTS UNIV ARIZONA SYS REVENUE	6/1/2046	5.00	2,041,915	2,044,273
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(c)(d)(e)	7/1/2030	6.75	1,239,818	75,000
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(c)(d)(e)	12/31/2040	7.75	1,237,783	75,000
400,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(c)(d)(e)	7/1/2051	6.00	400,000	24,000
1,000,000	ARIZONA ST INDL DEV AUTH MF HSG REVENUE(f)	1/1/2042	5.00	1,032,935	1,027,878
155,000	ARIZONA ST INDL DEV AUTH REVENUE(c)(g)(h)	10/1/2028	4.70	155,000	138,544
550,000	GLENDALE AZ INDL DEV AUTH	11/15/2046	5.25	553,325	413,739
500,000	NAVAJO NATION AZ(c)	12/1/2030	5.50	507,379	510,396
2,000,000	PHOENIX AZ CIVIC IMPT CORP WTR SYS REVENUE	7/1/2039	5.00	2,061,286	2,058,932
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(c)	7/1/2036	5.13	988,751	1,007,829
650,000	PIMA CNTY AZ INDL DEV AUTH SENIOR LIVING REVENUE(c)	11/15/2035	6.25	650,000	697,816
500,000	TEMPE AZ	1/1/2029	5.00	500,000	500,403
500,000	TEMPE AZ INDL DEV AUTH REVENUE(c)	10/1/2037	6.00	501,381	354,739
				11,869,573	8,928,549	1.25%
Arkansas
1,000,000	ARKANSAS ST DEV FIN AUTH INDL DEV REVENUE(c)	9/1/2049	4.50	892,210	986,544
1,000,000	BENTONVILLE AR SALES & USE TAX	11/1/2046	4.13	993,409	995,383
29	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Arkansas (Cont'd):
900,000	MOUNTAIN HOME AR SALES & USE TAX REVENUE	9/1/2038	2.00	$900,000	677,482
				2,785,619	2,659,409	0.37%
California
2,350,000	ACALANES CA UNION HIGH SCH DIST (Step to 6.55% on 8/1/2024)(i)	8/1/2039	0.00	2,299,950	2,701,250
1,000,000	ALVORD CA UNIF SCH DIST (Step to 7.35% on 8/1/2026)(i)	8/1/2046	0.00	848,216	1,151,174
650,000	CALIFORNIA PUBLIC FIN AUTH SENIOR LIVING REVENUE(c)	5/15/2029	3.13	650,000	633,289
930,000	CALIFORNIA SCH FIN AUTH SCH FAC REVENUE(c)	7/1/2033	5.00	969,291	973,165
500,000	CALIFORNIA ST INFRASTRUCTURE & ECON DEV BANK REVENUE	8/1/2029	3.25	500,000	501,787
1,000,000	CALIFORNIA ST INFRASTRUCTURE & ECON DEV BANK REVENUE(c)(g)(h)	1/1/2050	3.95	1,000,000	997,455
500,000	CALIFORNIA ST MUNI FIN AUTH MOBILE HOME PARK REVENUE	8/15/2053	5.25	519,315	519,260
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE	8/1/2029	6.00	1,485,209	1,618,560
250,000	CALIFORNIA ST STWD CMNTYS DEV AUTH STWD REVENUE	9/2/2033	4.75	248,123	254,085
1,000,000	CARLSBAD CA UNIF SCH DIST	8/1/2031	6.13	995,098	1,195,434
1,000,000	CENTRL CA UNIF SCH DIST	8/1/2043	5.00	1,033,075	1,035,679
1,000,000	COLTON CA JT UNIF SCH DIST	8/1/2035	5.80	999,030	1,063,453
1,105,000	CORONA-NORCO CA UNIF SCH DIST	8/1/2039	6.80	1,102,155	1,246,183
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	745,064	751,452
1,000,000	ENCINITAS CA UNION SCH DIST	8/1/2035	6.75	998,443	1,322,937
1,155,000	ENTERPRISE CA ELEM SCH DIST	8/1/2035	6.20	1,152,712	1,437,674
1,000,000	HELENDALE CA SCH DIST	8/1/2034	6.25	997,391	1,179,085
1,000,000	IMPERIAL CA CMNTY CLG DIST	8/1/2040	6.75	1,004,394	1,047,479
750,000	MARTINEZ CA UNIF SCH DIST	8/1/2035	6.13	745,955	756,270
2,000,000	OAK PARK CA UNIF SCH DIST	8/1/2038	7.10	1,997,464	2,549,560
1,000,000	REDONDO BEACH CA UNIF SCH DIST	8/1/2034	6.38	995,195	1,078,843
750,000	RIVER ISLANDS CA PUBLIC FING AUTH SPL TAX	9/1/2052	5.25	807,982	816,795
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE (Floating, 3M CME Term SOFR + 0.57%)(g)	6/1/2039	4.32	350,000	313,854
960,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE(j)	10/15/2042	5.30	964,932	964,256
1,000,000	SAN DIEGO CNTY CA REGL ARPT AUTH AIRPORT REVENUE	7/1/2038	5.25	1,025,702	1,124,310
1,000,000	SAN FRANCISCO CALIF CITY & CNTY ARPTS COMMN INTL ARPT REV	5/1/2033	5.00	1,024,920	1,136,285
1,250,000	SAN FRANCISCO CALIF CITY & CNTY ARPTS COMMN INTL ARPT REV	5/1/2039	5.00	1,250,451	1,250,599
2,000,000	SAN JOAQUIN HILLS CA TRANSPRTN CORRIDOR AGY TOLL ROAD REV	1/15/2049	5.25	2,018,874	2,023,298
1,000,000	SAN JOSE CA FING AUTH LEASE REVENUE	6/1/2039	5.00	1,000,000	1,001,143
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	500,000	501,116
1,910,000	SULPHUR SPRINGS CA UNION SCH DIST COPS	12/1/2037	6.50	1,909,032	2,013,414
1,000,000	TRACY CA JT UNIF SCH DIST (Step to 7.30% on 8/1/2027)(i)	8/1/2041	0.00	880,341	1,052,211
				33,018,314	36,211,355	5.07%
Colorado
1,000,000	BASELINE MET DIST #1 CO SPL REVENUE	12/1/2051	5.00	967,334	919,593
1,400,000	COLLIERS HILL MET DIST #2 CO(k)	12/15/2047	5.75	1,400,000	1,362,010
1,040,000	COLORADO EDUCTNL & CULTURAL AUTH REVENUE(c)	7/1/2043	6.00	1,040,000	1,050,660
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	996,097	1,001,863
600,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2030	3.50	600,000	556,024
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	991,731	1,000,196
30	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Colorado (Cont'd):
735,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2049	5.00	$773,467	487,337
1,670,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2058	5.00	1,717,430	1,052,390
1,480,000	COLORADO ST HSG & FIN AUTH	11/1/2052	6.00	1,559,353	1,577,523
1,500,000	CROSSROADS MET DIST #1 CO	12/1/2051	6.50	1,476,344	1,487,858
1,000,000	DENVER CITY & CNTY CO ARPT REVENUE	12/1/2031	5.00	1,070,717	1,066,811
1,500,000	DENVER CO CITY & CNTY MF HSG REVENUE	2/1/2039	2.05	1,500,000	1,086,454
870,000	DENVER CO CONVENTION CENTER HOTEL AUTH REVENUE	12/1/2030	5.00	890,898	894,362
965,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	965,000	965,765
1,000,000	GREEN VALLEY RANCH EAST MET DIST #6 CO	12/1/2050	5.88	1,000,000	1,003,196
1,000,000	JOHNSTOWN PLAZA MET DIST CO	12/1/2046	4.25	947,627	838,547
648,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2025	5.00	639,140	639,289
2,000,000	LEGATO CMNTY AUTH CO LTD TAX SUPPORTED REVENUE (Step to 5.00% on 12/1/2026)(i)	12/1/2051	0.00	1,797,031	1,416,874
184,432	MOUNT CARBON CO MET DIST REVENUE(d)	6/1/2043	8.00	-	184,563
1,344,536	REUNION MET DIST CO SPL REVENUE	12/1/2044	3.63	1,297,006	1,031,835
500,000	RIVERVIEW MET DIST CO	12/1/2051	5.00	525,417	443,740
1,000,000	RUDOLPH FARMS MET DIST #6 CO REVENUE SUPPORTED	6/1/2052	6.50	1,000,000	1,002,313
1,000,000	TRANSPORT MET DIST #3 CO	12/1/2041	5.00	1,021,692	869,906
1,000,000	TREE FARM MET DIST CO(c)	12/1/2041	4.50	1,000,000	913,888
1,000,000	WESTGATE MET DIST CO	12/1/2051	5.13	1,000,000	885,824
1,000,000	WINDLER PUB IMPT AUTH CO LTD TAX SUPPORTED REVENUE	12/1/2041	4.00	1,000,000	808,018
1,000,000	WINDSHIRE PARK CO MET DIST #2	12/1/2047	6.50	1,056,752	1,020,836
				28,233,036	25,567,675	3.58%
Connecticut
2,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2045	3.85	2,001,962	1,902,279
583,408	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	584,223	129,808
650,000	STAMFORD CT HSG AUTH(c)	12/1/2027	11.00	650,000	726,293
				3,236,185	2,758,380	0.39%
Delaware
1,000,000	DELAWARE ST HSG AUTH REVENUE	1/1/2055	5.75	1,087,063	1,088,078
				1,087,063	1,088,078	0.15%
District of Columbia
1,485,000	DIST OF COLUMBIA HSG FIN AGY MF HSG MTGE REVENUE	6/15/2031	4.45	1,485,000	1,491,350
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,000,795
3,500,000	DISTRICT OF COLUMBIA HSG FIN AGY	3/1/2042	2.50	3,500,000	2,606,760
1,000,000	DISTRICT OF COLUMBIA HSG FIN AGY	9/1/2043	4.05	1,000,000	975,422
1,000,000	MET WASHINGTON DC ARPTS AUTH ARPT SYS REVENUE	10/1/2034	5.00	997,500	1,004,757
				7,982,500	7,079,084	0.99%
Florida
550,000	ARTISAN LAKES EAST CDD FL CAPITAL IMPT REVENUE(c)	5/1/2052	4.00	573,766	445,097
385,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	385,000	388,507
250,000	AVE MARIA FL STEWARDSHIP CMNTY DIST CAPITAL IMPT REVENUE(c)	5/1/2033	4.50	249,062	251,724
1,000,000	AVE MARIA FL STEWARDSHIP CMNTY DIST CAPITAL IMPT REVENUE	5/1/2052	4.00	1,014,465	811,128
1,000,000	AVE MARIA FL STEWARDSHIP CMNTY DIST CAPITAL IMPT REVENUE(c)	5/1/2053	5.50	998,464	1,013,299
495,000	BLACKBURN CREEK CMNTY DEV DIST FL CAP IMPT REVENUE	5/1/2035	6.25	495,000	514,298
170,000	BLACKBURN CREEK CMNTY DEV DIST FL CAP IMPT REVENUE	5/1/2045	6.25	170,000	174,914
31	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
1,500,000	BROWARD CNTY FL ARPT SYS REVENUE	10/1/2038	5.00	$1,567,272	1,576,921
525,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(c)	7/1/2051	4.00	554,765	398,687
485,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE	6/1/2056	4.00	510,054	407,972
1,415,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(c)	6/1/2056	5.00	1,507,516	1,230,478
445,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(c)	7/1/2056	4.00	467,281	328,203
750,000	CAPITAL TRUST AGY FL REVENUE(d)	4/1/2035	7.00	750,000	525,000
1,750,000	CAPITAL TRUST AGY FL REVENUE(c)(d)(e)	12/1/2035	6.75	1,745,953	573,125
750,000	CAPITAL TRUST AGY FL REVENUE(c)(d)(e)	7/1/2037	6.75	750,000	138,750
500,000	CFM FL CDD REVENUE	5/1/2051	4.00	514,286	411,336
1,100,000	COBBLESTONE CDD FL SPL ASSMNT REVENUE(c)	5/1/2053	4.30	1,085,569	916,442
1,000,000	COLLIER CNTY FL EDUCTNL FACS AUTH REVENUE	6/1/2038	5.25	1,018,141	1,024,309
559,270	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(c)(d)(e)	5/15/2026	7.25	559,270	15,100
1,304,964	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(c)(d)(e)	12/31/2040	8.13	1,414,997	35,234
1,000,000	DARBY CDD FL SPL ASSMNT REVENUE	5/1/2035	5.88	995,000	1,019,527
1,000,000	EAST NASSAU STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	1,018,541	821,562
1,000,000	ELEVATION POINTE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2032	4.40	1,000,000	988,588
500,000	ENTRADA CMNTY DEV DIST FL CAPITAL IMPT REVENUE	5/1/2043	5.60	500,000	521,600
800,000	ENTRADA CMNTY DEV DIST FL CAPITAL IMPT REVENUE(c)	5/1/2052	4.00	834,151	684,280
1,000,000	FLORIDA DEV FIN CORP SURFACE TRANPRTN FAC REVENUE(c)(l)	1/1/2049	6.25	1,000,000	1,000,212
1,350,000	FLORIDA DEV FIN CORP SURFACE TRANPRTN FAC REVENUE(c)	1/1/2049	7.38	1,294,577	1,406,848
2,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(c)(m)	4/23/2058	6.25	1,986,922	1,996,124
1,000,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(c)	11/15/2030	5.00	1,000,000	933,008
590,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2045	4.20	590,000	579,553
950,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2046	3.25	950,000	804,524
995,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2048	4.55	995,000	994,766
2,265,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2052	2.30	2,265,000	1,459,187
1,485,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2052	4.55	1,485,000	1,464,805
1,500,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2054	6.25	1,591,783	1,668,604
1,000,000	FORT LAUDERDAL FL SPL ASSMNT(c)	7/1/2048	4.00	1,037,693	835,632
965,000	FRERC CDD FL	11/1/2040	5.38	965,000	912,800
700,000	GRANDE PINES CDD FL SPL ASSMNT REVENUE	5/1/2041	3.75	699,100	594,597
1,000,000	GRANDE PINES CDD FL SPL ASSMNT REVENUE	5/1/2054	5.80	1,000,000	1,005,316
1,000,000	HACIENDA NORTH CDD FL SPL ASSMNT REVENUE	5/1/2053	6.50	1,000,000	1,072,887
650,000	HARBOR BAY FL CDD CAPITAL IMPT REVENUE	5/1/2048	4.10	646,030	552,939
700,000	HERITAGE HARBOUR FL N CDD SPL ASSMNT	5/1/2034	5.00	700,000	722,296
1,000,000	HYDE PARK CDD #1 FL SPL ASSMNT	5/1/2052	4.00	991,617	822,906
685,000	JEA FL WTR & SWR REVENUE	10/1/2049	5.25	754,942	761,928
1,000,000	JULINGTON CREEK PLANTATION FLCDD	5/1/2043	5.50	1,097,291	1,111,944
1,000,000	LAKE CNTY FLA RETMNT FAC REVENUE	8/15/2055	5.75	978,140	923,807
1,750,000	LAKELAND FL HOSP SYS REVENUE	11/15/2045	5.00	1,746,500	1,759,099
400,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	3.88	397,911	392,354
500,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	4.13	498,928	493,492
32	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
385,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2041	4.13	$383,823	351,287
135,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2025	4.25	134,957	135,119
900,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2034	5.35	900,000	939,519
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,000,000	1,011,710
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(c)	5/1/2037	5.00	745,720	759,786
745,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2037	5.25	741,468	759,375
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2038	5.00	700,000	710,532
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2039	5.30	1,000,000	1,025,086
580,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(c)	5/1/2040	3.63	576,138	499,128
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(c)	5/1/2040	3.75	1,000,000	877,430
1,250,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2043	6.13	1,250,000	1,321,198
630,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.00	626,749	532,380
225,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.50	221,996	206,380
940,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2050	4.00	926,473	786,733
1,440,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2052	4.00	1,504,542	1,185,267
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST UTILITY REVENUE	10/1/2053	5.25	1,065,342	1,088,094
1,200,000	LAUREL ROAD CDD FL CAPITAL IMPT REVENUE	5/1/2031	3.13	1,200,000	1,081,856
1,000,000	LEE CNTY FL HSG FIN AUTH MF MTGE	1/1/2040	4.55	1,000,000	993,201
1,000,000	LEE CNTY FL INDL DEV AUTH HLTHCR FACS REVENUE	11/15/2049	5.00	971,250	985,731
90,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REV	5/1/2024	5.63	90,000	90,079
735,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	737,680	739,383
400,000	MEADOW VIEW AT TWIN CREEKS CDD FL SPL ASSMNT	5/1/2052	3.75	396,562	312,910
500,000	MEADOW VIEW AT TWIN CREEKS CDD FL SPL ASSMNT	5/1/2052	4.00	514,609	408,904
500,000	MIAMI BEACH FL HLTH FACS AUTH	11/15/2044	5.00	504,320	501,987
1,000,000	MIAMI-DADE CNTY FL AVIATION REVENUE	10/1/2033	5.00	1,003,738	1,004,392
160,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	160,000	164,041
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(d)	12/31/2040	5.00	114,821	1
615,000	NORTH RIVER RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2035	4.20	615,000	591,226
2,000,000	NORTH RIVER RANCH IMPT STEWARDSHIP DIST FL SPL ASSMNT REVENU	5/1/2033	5.75	2,000,000	2,050,321
750,000	NORTH RIVER RANCH IMPT STEWARDSHIP DIST FL SPL ASSMNT REVENU	5/1/2035	6.80	750,000	750,300
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	515,140
1,400,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2029	5.00	1,400,513	1,403,811
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2034	5.00	1,002,732	1,002,866
1,250,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2040	5.00	1,242,750	1,255,097
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE(c)	7/1/2027	11.50	1,000,000	1,176,297
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2041	4.00	1,025,727	858,656
2,935,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2053	4.00	2,850,222	2,115,661
33	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
1,000,000	PALM COAST PARK FL CDD SPL ASSMNT REVENUE	5/1/2042	5.00	$996,399	988,238
560,000	PALM COAST PARK FL CDD SPL ASSMNT REVENUE	5/1/2043	5.40	560,000	572,519
700,000	PALM COAST PARK FL CDD SPL ASSMNT REVENUE	5/1/2052	4.00	727,112	574,117
500,000	PARKER ROAD FL CDD CAPITAL IMPT REVENUE	5/1/2050	4.10	498,386	387,924
500,000	PARKVIEW AT LONG LAKE RANCH CDD FL SPL ASSMNET	5/1/2051	4.00	502,679	412,701
500,000	PINELLAS CNTY FL INDL DEV AUTH INDL DEV REVENUE	7/1/2039	5.00	532,586	504,784
580,000	POINCIANA FL W CDD SPL ASSMNT	5/1/2030	5.38	576,263	597,282
1,000,000	POITRAS EAST CDD FL SPL ASSMNT REVENUE	5/1/2052	5.25	997,002	1,012,200
245,000	RIVER LANDING CDD FL CAP IMPT REVENUE	11/1/2035	4.25	244,327	231,875
490,000	ROLLING HILLS FL CDD CAPITAL IMPT REVENUE	5/1/2032	3.65	490,000	459,181
1,000,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2055	4.00	1,037,790	813,096
1,000,000	SANDRIDGE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2044	5.50	1,000,000	1,011,988
725,000	SANDRIDGE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	715,510	640,594
1,000,000	SAWYERS LANDING CDD FL SPL ASSMNT REVENUE	5/1/2041	4.13	992,076	835,228
2,250,000	SAWYERS LANDING CDD FL SPL ASSMNT REVENUE	5/1/2053	4.25	2,198,405	1,794,573
145,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	142,636	147,369
400,000	SOUTHERN GROVE CMNTY DEV DIST #5 SPL ASSMNT	5/1/2048	4.00	417,645	348,103
142,538	STERLING HILL FL CDD CAPITAL IMPT REVENUE(d)	12/31/2040	5.50	142,538	66,993
650,000	SUNBRIDGE STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2042	5.20	650,000	653,804
115,000	TOLOMATO FL CDD (Step to 6.61% on 11/1/2024)(i)	5/1/2040	0.00	109,133	110,836
1,480,000	TOLOMATO FL CDD	5/1/2040	3.75	1,431,267	1,437,046
125,000	TOLOMATO FL CDD(d)	5/1/2040	6.61	-	1
1,000,000	TRADITION CDD #9 FL SPL ASSMNT	5/1/2052	4.00	1,048,355	804,922
700,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2038	5.38	700,000	713,061
385,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2040	4.00	388,265	340,259
1,005,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2052	5.50	999,263	1,016,955
450,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	449,036	464,732
1,500,000	UNIVERSITY PARK RECREATION DIST FL ON-AD VALOREM ASSMNT	5/1/2050	3.50	1,500,000	1,261,318
750,000	VIERA STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2053	4.00	779,048	602,891
700,000	VIERA STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2054	5.50	693,833	712,984
1,000,000	VILLAGE CDD #15 SPL ASSMNT REVENUE(c)	5/1/2028	4.25	1,000,000	1,010,637
1,000,000	VILLAGE CDD #15 SPL ASSMNT REVENUE(c)	5/1/2038	4.85	1,000,000	1,028,445
500,000	WATERSET SOUTH CDD FL SPL ASSMNT REVENUE	5/1/2053	6.10	500,000	522,507
800,000	WINDWARD AT LAKEWOOD RANCH CDD FL CAPITAL IMPT	5/1/2052	4.25	803,774	682,576
655,000	WIREGRASS FL CDD CAPITAL IMPT REVENUE	5/1/2035	5.38	652,251	660,884
1,000,000	WIREGRASS II CDD FL CAPITAL IMPROVEMENT REVENUE	5/1/2050	3.88	986,240	801,014
1,000,000	WIREGRASS II CDD FL CAPITAL IMPROVEMENT REVENUE	5/1/2052	5.25	995,569	997,767
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	746,207	750,054
34	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
350,934	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(d)	12/31/2040	5.25	$351,276	61,413
				106,761,990	95,709,464	13.39%
Georgia
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	500,000	499,995
1,250,000	GAINESVILLE & HALL CNTY GA DEV AUTH EDUCTNL FACS REVENUE(c)	9/1/2044	6.25	1,214,917	1,156,497
1,950,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,936,000	1,855,535
1,000,000	MAIN STREET NATURAL GAS INC GA GAS SUPPLY REVENUE (Floating, U.S. SOFR + 1.70%)(g)	12/1/2053	5.29	1,000,000	1,013,254
2,250,000	MAIN STREET NATURAL GAS INC GA GAS SUPPLY REVENUE(b)	12/1/2054	5.00	2,402,597	2,415,329
500,000	SUNBRIDGE STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2042	5.40	500,000	512,471
				7,553,514	7,453,081	1.04%
Idaho
130,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2028	8.00	130,000	121,772
570,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2031	3.80	570,000	485,001
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2033	4.00	744,365	617,323
1,000,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2050	4.50	1,026,637	696,860
2,500,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	1/1/2048	4.75	2,500,000	2,524,888
2,000,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	7/1/2048	4.75	2,000,000	2,019,666
1,000,000	SPRING VLY CMNTY INFRASTRUCTURE DIST #1 SPL ASSMNT(c)	9/1/2053	6.25	1,000,000	1,010,765
				7,971,002	7,476,275	1.05%
Illinois
1,250,000	BURBANK IL EDUCTNL FACS REVENUE(c)	9/1/2035	6.00	1,253,003	1,256,970
1,000,000	CHICAGO IL BRD OF EDU	12/1/2041	4.00	890,006	942,374
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2043	5.75	1,040,334	1,131,489
1,000,000	CHICAGO IL O'HARE INTERNATIONAL ARPT REVENUE	1/1/2046	5.00	1,005,987	1,004,937
1,000,000	CHICAGO IL O'HARE INTERNATIONAL ARPT REVENUE	1/1/2053	5.50	1,055,207	1,069,790
1,000,000	CHICAGO IL O'HARE INTERNATIONAL ARPT SPL FAC REVENUE	7/1/2048	5.00	990,000	1,002,846
750,000	CHICAGO IL PARK DIST	1/1/2042	4.00	764,274	730,954
500,000	DECATUR IL	3/1/2034	5.00	500,000	500,303
830,000	EVANSTON ILL EDL FAC REV(c)	4/1/2041	4.38	828,497	637,338
1,500,000	ILLINOIS ST	2/1/2039	5.00	1,500,000	1,500,511
1,500,000	ILLINOIS ST	5/1/2047	5.50	1,600,664	1,639,206
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	1,001,935
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	675,000	675,222
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2036	5.00	500,490	212,500
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	754,990	755,455
1,450,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2038	5.13	1,414,602	1,280,944
1,000,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2044	5.00	1,008,560	1,007,756
1,000,000	ILLINOIS ST FIN AUTH REVENUE	11/15/2045	5.00	1,016,299	1,010,267
1,250,000	ILLINOIS ST HSG DEV AUTH REVENUE	10/1/2048	4.75	1,250,000	1,265,835
2,400,000	ILLINOIS ST HSG DEV AUTH REVENUE	4/1/2053	5.25	2,539,973	2,536,955
1,000,000	ILLINOIS ST SALES TAX REVENUE	6/15/2033	5.00	1,038,334	1,063,733
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,503,452	1,502,423
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	505,566	511,366
1,000,000	LINCOLNWOOD IL TAX INCREMENT ALLOCATION REVENUE NTS COPS(c)	1/1/2041	4.82	1,000,000	932,200
1,080,000	MACOUPIN SANGAMON & MONTGOMERY CNTYS IL CMNTY SCH DIST #34	12/1/2037	4.25	1,080,000	1,064,827
1,000,000	MALTA IL TAX INCR REVENUE(d)	12/30/2025	5.75	1,000,000	230,000
750,000	ROCKFORD IL	12/15/2030	4.00	750,000	746,423
313,172	S WSTRN IL DEV AUTH REV(d)	10/1/2034	7.00	313,172	250,538
35	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Illinois (Cont'd):
1,000,000	UNIV OF ILLINOIS IL REVENUES	4/1/2044	5.00	$1,000,000	989,443
				29,778,410	28,454,540	3.98%
Indiana
1,500,000	INDIANA FIN AUTH EDUCTNL FACS REVENUE	7/1/2047	5.00	1,533,552	1,525,223
700,000	INDIANA FIN AUTH EDUCTNL FACS REVENUE	6/1/2051	5.00	759,106	581,496
500,000	INDIANA ST FIN AUTH HOSP REVENUE	12/1/2040	5.00	504,480	505,960
565,000	INDIANA ST FIN AUTH HSG REVENUE	11/20/2027	4.80	565,000	567,966
1,500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	4.00	1,677,257	1,358,323
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2046	5.25	1,012,908	1,011,142
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,458,709
990,000	INDIANA ST HSG & CMNTY DEV AUTH SF MTGE REVENUE	7/1/2053	5.75	1,074,981	1,047,826
600,000	MERRILLVILLE IN ECON DEV REVENUE	4/1/2036	5.75	600,000	538,440
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	614,335	615,703
				9,841,619	9,210,788	1.29%
Iowa
1,200,000	DES MOINES IA	6/1/2034	1.50	941,676	915,846
1,415,000	DES MOINES IA	6/1/2038	1.75	876,811	990,272
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2038	7.25	1,500,000	1,690,469
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2048	5.00	1,607,711	1,346,899
1,000,000	IOWA ST FIN AUTH REVENUE	5/15/2053	4.00	1,085,945	720,838
1,000,000	IOWA ST FIN AUTH SF MTGE REVENUE	7/1/2042	4.05	1,000,000	987,838
1,970,000	IOWA ST FIN AUTH SF MTGE REVENUE	7/1/2053	5.50	2,075,481	2,075,447
1,000,000	IOWA ST HGR EDU LOAN AUTH REVENUE	10/1/2052	5.38	1,017,740	1,036,311
				10,105,364	9,763,920	1.37%
Kansas
935,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	930,671	893,013
1,410,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE(c)	9/1/2035	5.25	1,397,365	1,396,037
				2,328,036	2,289,050	0.32%
Kentucky
250,000	ASHLAND KY MED CENTER REVENUE	2/1/2040	5.00	239,941	252,374
1,000,000	CHRISTIAN CNTY KY SCH DIST FIN CORP	10/1/2041	5.00	1,054,911	1,107,821
1,500,000	KENTUCKY ST ECON DEV FIN AUTH	1/1/2045	5.00	1,488,210	1,499,811
1,500,000	KENTUCKY ST HSG CORP SF MTGE	7/1/2043	4.70	1,500,000	1,513,313
1,000,000	WSTRN KY UNIV	9/1/2033	4.75	1,001,448	999,932
				5,284,510	5,373,251	0.75%
Louisiana
1,000,000	CAPITAL AREA FIN AUTH LA SF MTGE REVENUE	10/1/2053	5.50	1,019,921	1,046,192
580,000	LOUISIANA PUB FACS AUTH REVENUE(c)	6/1/2031	4.00	594,036	542,411
1,000,000	LOUISIANA PUB FACS AUTH REVENUE(c)	6/1/2051	5.00	1,054,050	820,678
1,000,000	LOUISIANA ST HSG CORP MF HSG REVENUE	7/1/2026	5.00	1,029,090	1,019,336
975,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	12/1/2042	4.05	975,000	930,689
1,250,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	12/1/2046	2.55	1,250,000	888,165
1,000,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	6/1/2054	5.75	1,068,108	1,077,669
345,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2025	5.50	344,655	345,012
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,003,799	1,004,655
500,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(c)	11/1/2037	5.65	500,000	530,839
36	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Louisiana (Cont'd):
500,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(c)	11/1/2039	5.50	$500,000	524,263
900,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(c)	11/1/2044	4.00	900,000	809,753
645,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(c)	11/1/2044	4.40	645,000	626,262
1,150,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(c)	11/1/2046	4.00	1,150,000	1,028,354
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	507,374	508,015
315,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE (Floating, 3M CME Term SOFR + 0.70%)(g)	2/15/2036	4.43	315,000	298,065
1,000,000	NEW ORLEANS LA AVIATION BRD	1/1/2048	5.00	1,010,159	1,011,611
				13,866,192	13,011,969	1.82%
Maryland
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	500,651
1,000,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2044	2.55	1,000,000	741,690
1,000,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	3/1/2047	5.05	1,000,000	1,020,547
915,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2052	5.00	955,717	939,161
1,500,000	MARYLAND ST STADIUM AUTH REVENUE	5/1/2036	5.00	1,548,425	1,551,182
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	508,543
545,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVE	7/1/2038	4.00	545,000	544,797
				6,049,142	5,806,571	0.81%
Massachusetts
1,000,000	MASSACHUSETTS ST BAY TRANSPRTN AUTH SALES TAX REVENUE(n)	7/1/2031	0.00	757,435	765,965
3,992,182	MASSACHUSETTS ST DEV FIN AGY MF REVENUE	1/1/2042	2.30	3,992,182	2,778,722
1,500,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	6/1/2049	4.00	1,510,440	1,598,007
810,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2033	3.50	778,644	777,169
875,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2037	2.00	875,000	759,529
1,500,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2048	3.75	1,448,852	1,214,035
1,700,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2051	3.00	1,707,707	1,164,364
265,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	265,000	265,167
270,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	270,000	270,165
310,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	310,000	310,120
2,025,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	2,025,000	1,980,059
2,000,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2048	4.90	2,000,000	2,016,681
1,000,000	MASSACHUSETTS ST SCH BLDG AUTH SALES TAX REVENUE	8/15/2037	5.00	1,019,259	1,019,501
1,500,000	SOMERVILLE MA	10/15/2038	2.00	1,013,473	1,141,383
				17,972,992	16,060,867	2.25%
Michigan
655,000	MICHIGAN ST FIN AUTH LTD OBLIG REVENUE	12/1/2031	3.00	650,997	577,406
545,000	MICHIGAN ST FIN AUTH LTD OBLIG REVENUE	12/1/2039	4.25	546,826	440,834
1,000,000	MICHIGAN ST HSG DEV AUTH MF REVENUE(o)	2/1/2026	5.00	1,007,608	1,005,032
37	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Michigan (Cont'd):
1,500,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2048	5.00	$1,500,000	1,586,204
1,000,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2049	3.35	1,039,424	812,080
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2040	5.20	1,000,000	1,055,436
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2048	4.90	1,000,000	1,008,341
1,500,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2048	4.95	1,500,000	1,528,002
205,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2050	3.15	205,000	192,507
5,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2051	2.75	4,882,681	3,550,308
6,500,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2052	2.50	6,500,000	4,318,252
2,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2053	4.70	2,000,000	1,974,514
5,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2053	4.95	5,000,000	5,059,806
1,500,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2054	5.75	1,583,144	1,601,103
285,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH(d)	11/1/2028	6.35	285,000	285,162
1,000,000	MICHIGAN ST TRUNK LINE	11/15/2044	5.50	1,110,329	1,156,984
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	750,549	750,539
750,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2040	4.00	816,144	675,276
				31,377,702	27,577,786	3.86%
Minnesota
950,000	APPLE VLY MN SENIOR LIVING REVENUE	1/1/2047	5.00	931,020	570,397
1,585,000	ELK RIVER MN INDEP SCH DIST #728	2/1/2039	2.50	1,274,623	1,272,722
1,000,000	LAUDERDALE MN MF REVENUE	1/1/2040	5.13	991,989	963,805
2,000,000	MINNESOTA ST HGR EDU FACS AUTH REVENUE	10/1/2047	5.00	2,061,392	2,097,482
995,000	MINNESOTA ST HSG FIN AGY	7/1/2051	2.50	807,429	674,276
4,880,000	MINNESOTA ST HSG FIN AGY	1/1/2053	6.00	5,158,581	5,194,299
1,615,000	MINNESOTA ST OFFICE OF HGR EDU REVENUE	11/1/2038	2.65	1,541,961	1,424,896
				12,766,995	12,197,877	1.71%
Mississippi
400,000	MISSISSIPPI DEV BK SPL OBLIG(c)	11/1/2036	3.63	400,000	372,119
900,000	MISSISSIPPI ST DEV BANK SPL OBLG(c)	11/1/2039	4.55	900,000	907,373
				1,300,000	1,279,492	0.18%
Missouri
360,000	JOPLIN MO INDL DEV AUTH SALES TAX REV	11/1/2040	3.50	356,813	326,524
306,825	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE	11/15/2046	2.00	396,462	14,347
687,493	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE	11/15/2046	5.00	887,633	490,066
1,025,000	MISSOURI JT MUNI ELEC UTILITY COMMISSION PWR PROJ REVENUE	12/1/2036	5.00	1,035,245	1,034,225
1,000,000	MISSOURI ST ENVRNMNTL IMPT & ENERGY RESOURCES AUTH	9/1/2033	2.90	948,326	939,362
2,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2048	4.00	2,047,649	1,645,644
1,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH HLTH FACS REVENUE	11/15/2038	5.00	1,000,000	1,000,590
1,000,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2043	4.75	1,007,303	1,012,899
975,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2047	3.25	975,000	789,614
970,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2048	4.55	970,000	967,701
2,500,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2053	5.15	2,540,728	2,589,979
1,000,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2054	4.70	1,000,000	995,578
38	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Missouri (Cont'd):
500,000	SAINT LOUIS CNTY MO PATTONVILLE SCH DIST #R-3	3/1/2043	5.25	$543,710	550,406
1,000,000	WENTZVILLE MO SCH DIST #R-4	3/1/2039	1.88	718,852	719,148
				14,427,721	13,076,083	1.83%
Montana
1,000,000	FORSYTH MT POLL CONTROL REVENUE	7/1/2028	3.88	1,000,000	1,013,757
310,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	310,000	308,517
1,000,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2042	2.55	1,000,000	769,658
				2,310,000	2,091,932	0.29%
Nebraska
160,000	MEAD NE TAX INCR REVENUE(d)	12/31/2040	5.13	160,000	6,640
1,745,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2040	4.35	1,745,000	1,764,762
165,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2042	3.05	165,000	138,279
1,000,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2048	4.65	1,000,000	1,002,276
545,000	OMAHA NE PUBLIC PWR DIST SEPARATE ELEC REVENUE	2/1/2046	5.00	551,078	553,511
				3,621,078	3,465,468	0.49%
Nevada
700,000	LAS VEGAS NV SPL ASSMNT DIST #817	6/1/2048	6.00	696,459	726,965
1,000,000	LAS VEGAS VLY NV WTR DIST	6/1/2046	5.00	1,023,050	1,017,354
1,250,000	NEVADA ST HSG DIV SF MTGE REVENUE	4/1/2046	2.60	1,250,000	903,305
1,480,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2051	2.45	1,480,000	999,827
1,000,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2053	4.55	1,000,000	986,101
				5,449,509	4,633,552	0.65%
New Hampshire
1,000,000	NATIONAL FIN AUTH LEASE REVENUE	6/1/2051	5.25	1,071,297	1,091,217
1,500,000	NEW HAMPSHIRE ST BUSINESS FIN AUTH WTR FAC REVENUE	4/1/2048	5.00	1,500,000	1,544,303
				2,571,297	2,635,520	0.37%
New Jersey
1,000,000	CAMDEN CNTY NJ IMPT AUTH CHRT SCH REVENUE(c)	7/15/2042	5.00	1,038,708	1,010,991
500,000	NEW JERSEY ST ECON DEV AUTH	6/15/2042	5.00	518,450	516,818
1,640,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2039	3.50	1,636,068	1,545,388
1,000,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2041	4.00	969,129	972,921
1,250,000	NEW JERSEY ST HLTH CARE FACS FING AUTH REVENUE	7/1/2043	5.00	1,278,593	1,277,920
2,675,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2035	3.75	2,675,000	2,639,152
3,950,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2042	4.50	3,950,000	3,978,135
1,220,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2046	2.30	1,220,000	825,071
875,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	4/1/2049	4.00	876,278	807,628
4,000,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2053	4.80	4,000,000	4,003,435
1,455,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2053	5.00	1,522,030	1,495,101
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2041	5.25	501,906	507,776
135,000	NEW JERSEY ST TURNPIKE AUTH TURNPIKE REVENUE(p)	1/1/2027		141,515	140,981
260,000	NEW JERSEY ST TURNPIKE AUTH TURNPIKE REVENUE(p)	1/1/2035		276,273	276,425
				20,603,950	19,997,742	2.80%
New Mexico
965,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2043	3.85	965,000	903,167
650,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2047	2.70	489,472	471,464
39	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New Mexico (Cont'd):
1,975,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2047	3.95	$1,975,000	1,869,629
440,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2048	3.75	443,558	431,714
425,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	3.90	425,000	391,698
590,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	4.00	590,598	553,849
690,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	3.35	690,000	607,524
605,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	4.00	605,000	558,469
1,370,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2050	3.00	1,394,442	1,141,751
990,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2051	2.35	990,000	652,001
1,210,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2051	2.63	1,210,000	843,812
1,975,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2052	2.80	1,975,000	1,399,887
1,000,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2052	4.30	1,000,000	944,951
1,480,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2053	4.70	1,480,000	1,478,729
				14,233,070	12,248,645	1.71%
New York
1,000,000	DUTCHESS CNTY NY LOCAL DEV CORP MF	10/1/2040	5.00	1,000,000	1,068,192
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	750,000	750,501
1,830,000	LONG ISLAND NY PWR AUTH ELEC SYS REVENUE	9/1/2044	5.00	1,839,307	1,835,188
535,000	MONROE CNTY NY INDL DEV CORP REVENUE	1/1/2030	4.00	496,631	487,238
600,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2042	3.85	600,520	577,079
3,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	5/1/2045	3.90	2,838,750	2,807,337
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2047	3.65	1,000,000	887,329
2,250,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2056	2.60	2,250,000	1,426,763
1,000,000	NEW YORK CITY NY HSG DEV CORP REVENUE	8/1/2040	2.40	722,987	765,094
2,000,000	NEW YORK ST CONVENTION CENTER DEV CORP REVENUE	11/15/2040	5.00	2,022,543	2,026,033
1,000,000	NEW YORK ST DORM AUTH ST PERSONAL INCOME TAX REVENUE	3/15/2044	5.00	1,110,214	1,106,985
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2042	4.00	1,000,000	980,580
2,000,000	NEW YORK ST HSG FIN AGY AFFORDABLE HSG REVENUE	11/1/2046	2.60	2,000,000	1,413,069
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	500,235
2,930,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	2,930,000	2,803,155
1,700,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2045	2.45	1,606,007	1,211,657
980,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2046	2.50	975,530	689,883
3,435,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2047	3.30	3,435,000	2,893,303
960,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2048	3.80	960,000	874,811
5,000,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2048	4.80	5,000,000	5,063,217
1,875,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2049	2.95	1,875,000	1,385,341
1,435,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	4/1/2050	2.55	1,435,000	977,516
2,030,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2053	4.65	2,030,000	2,018,081
1,250,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	10/1/2030	4.00	1,246,436	1,254,261
1,000,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	4/1/2035	6.00	1,022,849	1,134,035
1,500,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	7/1/2041	5.00	1,494,660	1,488,281
700,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	6/30/2044	5.50	734,033	769,829
650,000	WESTCHESTER CNTY NY LOCAL DEV CORP REVENUE(c)	7/1/2029	3.60	650,000	632,019
650,000	WESTCHESTER CNTY NY LOCAL DEV CORP REVENUE(c)	7/1/2046	5.00	680,219	627,940
40	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New York (Cont'd):
500,000	WESTERN REGL OFF-TRACK BETTING CORP REVENUE(c)	12/1/2041	4.13	$494,716	396,390
				44,700,402	40,851,342	5.72%
North Carolina
1,000,000	GTR ASHEVILLE REGL ARPT AUTH NC ARPT SYS REVENUE	7/1/2052	5.50	1,057,650	1,084,713
1,580,000	MECKLENBURG CNTY NC MF HSG REVENUE	1/1/2036	5.38	1,580,000	1,583,482
10,000	NORTH CAROLINA ST EDU ASSISTANCE AUTH	6/1/2039	3.13	9,910	9,404
2,500,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	7/1/2042	3.50	2,500,000	2,262,660
2,000,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	7/1/2046	4.40	2,000,000	1,986,613
1,500,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	7/1/2046	5.00	1,501,927	1,559,235
1,000,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2050	4.55	1,000,000	997,914
750,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2055	6.25	798,975	818,498
1,000,000	NORTH CAROLINA ST MED CARE COMMISSION HLTH CARE FACS REVENUE	11/1/2037	5.00	1,037,976	1,020,361
				11,486,438	11,322,880	1.58%
North Dakota
795,000	GRAND FORKS ND HLTH CARE SYS REVENUE	12/1/2035	5.00	839,878	899,056
390,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2043	3.05	390,695	332,199
905,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2044	3.05	905,000	743,013
920,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2044	2.50	920,000	675,913
1,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2048	5.10	1,000,000	1,026,691
940,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2053	4.00	980,124	932,529
995,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2053	5.75	1,077,375	1,052,761
				6,113,072	5,662,162	0.79%
Ohio
1,000,000	BUCKEYE OH TOBACCO SETTLEMENT FING AUTH	6/1/2048	4.00	918,445	928,142
500,000	CLEVELAND-CUYAHOGA CNTY OH PORT AUTH TAX INCREMENT FING REV(c)	12/1/2055	4.50	500,000	424,204
1,500,000	CLOVERLEAF OH LOCAL SCH DIST COPS	12/1/2047	5.75	1,556,401	1,607,802
830,000	COLUMBUS-FRANKLIN CNTY OH FIN AUTH DEV REVENUE	5/15/2045	3.00	844,167	632,950
1,400,000	COLUMBUS-FRANKLIN CNTY OH FIN AUTH DEV REVENUE	5/15/2049	4.00	1,455,847	1,295,523
585,000	DAYTON OH ARPT REVENUE	12/1/2025	5.00	585,000	585,019
2,000,000	FRANKLIN CNTY OH HLTH CARE FACS REVENUE	7/1/2045	4.00	2,042,165	1,603,042
750,000	LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE(c)(d)(e)	12/1/2037	6.50	750,000	217,500
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	1,515,885	1,529,308
2,000,000	OHIO ST HGR EDUCTNL FAC COMMISSION	11/1/2049	4.00	2,025,957	1,454,333
1,000,000	OHIO ST HSG FIN AGY MF HSG REVENUE(c)	3/1/2026	6.25	1,000,000	1,009,731
505,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2039	3.35	462,015	467,841
3,940,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2046	2.85	3,940,000	3,032,807
2,310,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2047	5.10	2,310,000	2,408,514
495,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2048	4.00	495,000	459,764
1,095,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2048	4.50	1,096,170	1,096,313
3,615,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2051	2.45	3,634,818	2,443,460
1,950,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2051	2.75	1,950,000	1,359,856
41	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Ohio (Cont'd):
915,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	3/1/2052	5.00	$957,465	939,424
				28,039,335	23,495,533	3.29%
Oklahoma
2,000,000	OKLAHOMA ST DEV FIN AUTH	8/1/2049	5.00	2,140,747	1,910,067
990,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2043	4.50	991,252	992,794
1,000,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2047	5.05	1,000,000	1,025,442
1,920,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2053	6.25	2,045,061	2,061,893
				6,177,060	5,990,196	0.84%
Oregon
425,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	425,000	424,841
1,000,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2042	3.70	1,000,000	937,562
2,000,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2045	2.38	1,822,421	1,410,816
1,050,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2046	4.70	1,050,000	1,059,773
1,000,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2055	5.13	966,004	884,731
				5,263,425	4,717,723	0.66%
Pennsylvania
1,000,000	ALLENTOWN PA NEIGHBORHOOD IMPT ZONE DEV AUTH TAX REVENUE(c)	5/1/2042	5.00	1,000,000	999,864
370,000	BUTLER CNTY PA GEN AUTH REVENUE (Floating, 3M CME Term SOFR + 0.70%)(g)	10/1/2034	4.43	370,000	356,336
1,000,000	CHESTER CNTY PA INDL DEV AUTH	3/1/2027	5.00	1,021,668	1,016,265
1,500,000	COATESVILLE PA AREA SCH DIST	11/15/2037	5.25	1,557,654	1,639,884
500,000	MONTGOMERY CNTY PA INDL DEV AUTH	11/15/2033	5.00	510,447	517,836
785,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2042	2.63	786,106	678,151
1,700,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2047	3.00	1,700,000	1,274,888
1,000,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE	10/1/2034	5.00	1,024,326	1,020,249
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE (Floating, 3M CME Term SOFR + 0.65%)(g)	7/1/2039	4.38	500,000	435,101
1,685,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.65	1,685,000	1,565,809
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2046	3.00	1,027,585	754,384
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2049	3.40	1,000,000	826,540
2,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2051	2.55	2,000,000	1,339,368
640,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2051	3.00	637,127	622,631
1,000,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE	12/1/2045	5.00	1,018,139	1,007,666
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	8/1/2036	5.63	741,757	767,919
				16,579,809	14,822,891	2.07%
Puerto Rico
1,035,991	PUERTO RICO CMWLTH(g)(h)	11/1/2043	2.84	588,388	598,803
380,002	PUERTO RICO CMWLTH(g)(h)	11/1/2051	1.95	220,887	223,251
1,000,000	PUERTO RICO CMWLTH AQUEDUCT & SWR AUTH REVENUE(c)	7/1/2033	5.00	1,026,830	1,069,456
1,500,000	PUERTO RICO SALES TAX FING CORP SALES TAX REVENUE	7/1/2040	4.55	1,462,926	1,513,166
				3,299,031	3,404,676	0.48%
Rhode Island
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2041	5.00	1,074,922	1,068,097
42	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Rhode Island (Cont'd):
960,000	RHODE ISLAND ST STUDENT LOAN AUTH STUDENT LOAN REVENUE	12/1/2037	3.63	$952,326	902,754
				2,027,248	1,970,851	0.28%
South Carolina
650,000	BERKELEY CNTY SC ASSMNT REVENUE	11/1/2040	4.25	647,685	574,033
1,000,000	PATRIOTS ENERGY GROUP FING AGY SC GAS SPLY REVENUE (Floating, U.S. SOFR + 1.90%)(g)	2/1/2054	5.48	1,000,000	1,025,863
1,000,000	SOUTH CAROLINA JOBS-ECON DEV AUTH	11/15/2053	7.50	1,000,000	1,052,327
955,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2037	3.20	955,000	869,177
1,095,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2045	3.05	1,095,000	895,443
1,000,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2048	4.90	1,000,000	1,013,393
1,000,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2049	4.63	993,300	990,045
665,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH ECON DEV REVENUE	4/1/2054	4.00	686,339	504,187
950,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH EDUCTNL FACS REVENUE(c)	6/15/2043	7.00	940,056	983,715
1,000,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH SOL WST DISP REVENUE(c)	6/1/2031	6.00	1,000,000	789,105
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,001,561	992,112
				10,318,941	9,689,400	1.36%
South Dakota
2,000,000	SOUTH DAKOTA ST HSG DEV AUTH	11/1/2042	2.50	2,000,000	1,524,823
				2,000,000	1,524,823	0.21%
Tennessee
1,000,000	FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE(c)(d)(e)	6/1/2027	6.50	1,000,000	110,000
600,000	NASHVILLE MET DEV & HSG AGY TN TAX INCR REVENUE(c)	6/1/2036	5.13	600,000	611,656
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(d)	1/1/2019	5.35	134,966	2
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(d)	1/1/2029	5.55	556,862	6
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(d)	1/1/2029	6.00	-	1
3,000,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	3.50	3,000,000	2,715,192
495,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	3.85	495,000	472,191
430,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	3.90	430,000	412,904
1,000,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	4.25	1,000,000	974,803
2,980,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2046	2.38	2,856,162	2,057,208
770,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2046	2.55	770,000	548,959
495,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2048	4.70	495,000	500,413
1,000,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2048	5.35	1,000,000	1,045,946
605,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	1/1/2049	3.95	605,000	553,484
1,990,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2051	2.50	1,990,000	1,277,345
1,975,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2053	4.70	1,973,781	1,974,343
1,500,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	1/1/2054	6.25	1,579,451	1,635,856
1,000,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2054	4.80	1,000,000	1,001,540
				19,486,222	15,891,849	2.22%
43	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Texas
1,000,000	ALAMITO TX PUBLIC FACS CORP MF HSG REVENUE(q)	8/1/2044	5.00	$1,025,186	1,020,169
1,000,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE(c)	6/1/2053	6.00	981,037	1,020,295
2,000,000	AUSTIN TX ARPT SYS REVENUE	11/15/2044	5.00	2,006,007	2,001,764
1,000,000	BRAZOS TX HGR EDU AUTH STUDENT LOAN PROGRAM REV	4/1/2040	3.00	1,002,719	821,675
625,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	12/1/2035	5.00	631,182	630,735
2,000,000	CRANDALL TX INDEP SCH DIST	8/15/2036	5.00	2,061,546	2,045,564
1,000,000	CYPRESS-FAIRBANKS TX INDEP SCH DIST	2/15/2041	2.25	710,194	730,043
1,000,000	DALLAS TX INDEP SCH DIST	2/15/2042	2.00	654,575	686,921
750,000	DALLAS TX SPL TAX REVENUE(c)(r)	8/15/2053	6.25	751,509	757,785
700,000	EDINBURG TX ECON DEV CORP SALES TAX REVENUE	8/15/2046	3.38	690,770	498,387
1,500,000	FORT WORTH TX	3/1/2040	2.00	1,063,235	1,048,434
1,000,000	GEORGETOWN TX INDEP SCH DIST	8/15/2035	2.50	873,205	886,753
1,000,000	GEORGETOWN TX INDEP SCH DIST	8/15/2035	5.00	1,022,339	1,019,850
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE	10/1/2035	5.50	1,496,650	1,660,630
1,125,000	GTR TEXOMA TX UTILITY AUTH CONTRACT REVENUE	10/1/2032	5.00	1,282,664	1,295,296
2,000,000	HOUSTON TX ARPT SYS REVENUE	7/1/2048	5.25	2,134,244	2,154,190
1,000,000	HSG SYNERGY PFC TX MF HSG REVENUE(s)	2/1/2027	5.00	1,020,690	1,018,007
1,000,000	MATAGORDA CNTY TX NAV DIST #1	11/1/2029	2.60	894,258	905,765
1,000,000	MATAGORDA CNTY TX NAV DIST #1	5/1/2030	4.25	1,000,000	983,044
273,000	N CENTRL TEXAS ST HLTH FAC DEV CORP(d)	2/15/2025	5.38	273,000	150,150
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2042	6.20	998,121	1,018,882
2,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2027	5.50	1,971,571	1,968,866
470,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2029	4.00	435,639	432,724
1,500,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2033	6.50	1,500,000	1,506,788
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2034	5.00	1,003,580	943,759
500,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2049	5.25	506,342	419,949
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	11/1/2049	4.00	1,089,382	885,527
1,100,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2055	5.00	1,138,039	809,389
1,039,746	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE(g)(h)	11/15/2061	2.00	1,039,746	388,654
1,000,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX RETMNT CMNTY REVENUE(c)	12/1/2028	12.00	1,000,000	1,101,280
645,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX SENIOR LIVING REVENUE	7/1/2025	4.00	638,869	296,700
250,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX SENIOR LIVING REVENUE	12/1/2049	5.00	218,584	227,474
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	4/1/2046	5.00	1,100,000	1,090,962
700,000	NEW HOPE CULTURAL EDU FACS FINCORP TX EDU REVENUE(c)	8/15/2039	5.00	694,750	679,342
2,000,000	NEW HOPE CULTURAL EDU FACS FINCORP TX EDU REVENUE(c)	8/15/2051	5.00	1,990,000	1,822,982
250,000	NORTHWEST TX INDEP SCH DIST	2/15/2040	5.00	273,806	279,130
250,000	NORTHWEST TX INDEP SCH DIST	2/15/2041	5.00	272,555	277,758
1,000,000	PECOS BARSTOW TOYAH TX INDEP SCH DIST	2/15/2042	5.00	1,016,598	1,013,029
1,000,000	SAN ANTONIO TX WTR REVENUE	5/15/2039	5.00	1,017,661	1,013,283
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,000,000	1,000,409
1,000,000	TEXAS ST	10/1/2036	5.00	1,017,037	1,022,452
1,500,000	TEXAS ST AFFORDABLE HSG CORP SF MTGE REVENUE	3/1/2049	5.00	1,535,322	1,526,362
44	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Texas (Cont'd):
3,500,000	TEXAS ST AFFORDABLE HSG CORP SF MTGE REVENUE	3/1/2053	4.88	$3,582,624	3,517,643
635,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2048	4.25	640,623	608,810
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	3/1/2050	3.00	722,772	758,671
1,500,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2052	5.25	1,536,975	1,564,925
2,425,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2052	5.50	2,597,713	2,557,180
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2053	5.25	1,030,785	1,043,809
3,500,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2048	5.13	3,554,994	3,677,392
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2049	5.00	1,036,410	1,027,335
485,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	7/1/2051	2.50	488,424	329,963
4,750,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2052	3.13	4,829,625	3,587,966
				63,053,557	59,734,852	8.36%
Utah
1,000,000	BLACK DESERT PUB INFRASTRUCTURE DIST(c)	3/1/2051	4.00	1,010,080	756,618
2,000,000	INTERMOUNTAIN PWR AGY UT PWR SPLY REVENUE	7/1/2043	5.25	2,211,094	2,254,264
1,000,000	JORDAN VLY UT WTR CONSERVANCY DIST WTR REVENUE	10/1/2046	5.00	1,023,516	1,022,565
1,000,000	JORDANELLE RIDGE PUBLIC INFRASTRUCTURE DIST #2 UT(c)	3/1/2054	7.75	1,000,000	1,010,351
850,000	MILITARY INSTALLATION DEV AUTH UT TAX ALLOCATION REVENUE	6/1/2041	4.00	875,664	701,990
2,000,000	MILITARY INSTALLATION DEV AUTH UT TAX ALLOCATION REVENUE	6/1/2052	4.00	2,029,440	1,473,472
500,000	RED BRIDGE PUBLIC INFRASTRUCTURE DIST #1 UT(c)	2/1/2041	4.13	500,000	387,796
1,000,000	SALT LAKE CITY UT ARPT REVENUE	7/1/2039	5.25	1,056,321	1,114,408
1,000,000	UTAH CNTY UT HOSP REVENUE	5/15/2045	5.00	1,001,673	1,000,903
2,000,000	UTAH HSG CORP SF MTGE REVENUE	1/1/2054	4.70	2,000,000	1,978,592
1,000,000	UTAH HSG CORP SF MTGE REVENUE	1/1/2054	5.00	1,000,000	1,023,178
1,000,000	UTAH INFRASTRUCTURE AGY TELECOMUNICATION REVENUE	10/15/2033	5.50	1,032,193	1,119,748
2,000,000	UTAH INFRASTRUCTURE AGY TELECOMUNICATION REVENUE	10/15/2037	5.00	2,012,757	2,030,122
825,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(c)	6/15/2027	4.25	825,000	794,800
900,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(c)	12/15/2031	3.50	896,983	777,377
915,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(c)	6/15/2032	5.25	915,000	928,461
5,119,139	UTAH ST HSG CORP	12/21/2052	6.00	5,304,738	5,403,920
2,328,509	UTAH ST HSG CORP	1/21/2053	6.50	2,424,987	2,524,077
3,853,476	UTAH ST HSG CORP	4/21/2053	5.50	3,940,222	3,899,108
2,787,429	UTAH ST HSG CORP	5/21/2053	6.50	2,899,094	3,040,671
3,989,960	UTAH ST HSG CORP	6/21/2053	6.00	4,085,013	4,213,489
2,742,214	UTAH ST HSG CORP	9/21/2053	6.50	2,827,168	3,017,609
15,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	15,000	15,021
				40,885,943	40,488,540	5.67%
Vermont
375,000	VERMONT ST STUDENT ASSISTANCE CORP EDU LOAN REVENUE	6/15/2036	3.38	372,215	356,557
				372,215	356,557	0.05%
Virgin Islands, U.S.
500,000	VIRGIN ISLANDS PUBLIC FIN AUTH REVENUE(c)	10/1/2024	5.00	496,461	498,836
				496,461	498,836	0.07%
45	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Virginia
1,500,000	BOTETOURT CNTY VA RSDL CARE FAC REVENUE	7/1/2044	6.00	$1,502,724	1,501,227
3,000,000	CHESAPEAKE BAY VA BRIDGE & TUNNEL DIST REVENUE	7/1/2041	5.00	3,067,147	3,075,510
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	501,158
1,000,000	JAMES CITY CNTY VA ECON DEV AUTH RSDL CARE FAC REVENUE	12/1/2058	6.88	1,005,513	1,093,701
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE(d)	12/31/2040	5.63	373,459	122,150
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(n)	9/1/2041	0.00	190,182	1,155
850,000	VIRGINIA BEACH VA DEV AUTH RSDL CARE FAC REVENUE	9/1/2030	6.25	850,000	883,626
500,000	VIRGINIA BEACH VA DEV AUTH RSDL CARE FAC REVENUE	9/1/2043	6.50	500,985	555,721
1,000,000	VIRGINIA ST HSG DEV AUTH	10/1/2043	5.35	1,000,000	1,000,844
1,000,000	VIRGINIA ST HSG DEV AUTH	9/1/2050	2.50	1,000,000	669,129
1,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	11/1/2048	5.25	1,000,000	1,045,350
1,500,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	10/1/2049	4.55	1,500,000	1,504,462
				12,490,010	11,954,033	1.67%
Washington
1,500,000	FRANKLIN CNTY WA SCH DIST #1 PASCO	12/1/2040	5.50	1,720,774	1,741,643
700,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE(c)	1/1/2038	5.25	688,536	722,683
295,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	295,000	299,302
1,000,000	KING CNTY WA SWR REVENUE	7/1/2036	5.00	1,038,295	1,033,450
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,015,322	1,003,723
500,000	SEATTLE WA HSG AUTH	6/1/2054	2.50	486,510	307,607
500,000	SKAGIT CNTY WA PUBLIC HOSP DIST #1	12/1/2039	5.50	532,757	550,656
1,500,000	VANCOUVER WA HSG AUTH	6/1/2038	3.00	1,496,549	1,282,368
515,000	WALLA WALLA CNTY WA SCH DIST #300 TOUCHET	12/1/2029	4.00	515,000	514,100
1,000,000	WASHINGTON ST HLTH CARE FACS AUTH	10/1/2025	5.00	1,000,000	1,000,347
230,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(c)	7/1/2025	6.00	230,271	232,780
				9,019,014	8,688,659	1.22%
West Virginia
1,000,000	WEST VIRGINIA ST ECON DEV AUTH SOL WST DISP FACS(g)(h)	3/1/2040	3.38	1,000,000	995,459
1,885,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2051	2.50	1,885,000	1,305,318
1,410,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2053	4.85	1,410,000	1,418,501
				4,295,000	3,719,278	0.52%
Wisconsin
1,000,000	PUB FIN AUTH WI TAX INCREMENT REVNUE(c)	6/1/2041	5.00	971,990	971,991
446,246	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(d)(e)(g)(h)	12/31/2040	3.75	443,916	315,391
16,520	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(n)	1/1/2046	0.00	2,315	448
18,299	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(n)	1/1/2047	0.00	2,462	460
17,930	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(n)	1/1/2048	0.00	2,331	427
17,786	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(n)	1/1/2049	0.00	2,235	400
17,496	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(n)	1/1/2050	0.00	2,125	365
18,980	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(n)	1/1/2051	0.00	2,233	376
19,357	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(n)	1/1/2052	0.00	2,200	356
46	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2024 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Wisconsin (Cont'd):
19,095	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(n)	1/1/2053	0.00	$2,101	334
18,909	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(n)	1/1/2054	0.00	2,018	310
18,634	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(n)	1/1/2055	0.00	1,928	290
18,360	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(n)	1/1/2056	0.00	1,842	272
106,459	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(d)(e)	7/1/2056	5.50	104,505	80,483
18,454	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(n)	1/1/2057	0.00	2,585	257
18,165	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(n)	1/1/2058	0.00	1,700	240
17,992	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(n)	1/1/2059	0.00	1,636	226
17,834	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(n)	1/1/2060	0.00	1,578	211
17,573	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(n)	1/1/2061	0.00	1,512	196
17,400	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(n)	1/1/2062	0.00	1,458	183
17,125	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(n)	1/1/2063	0.00	1,396	172
16,967	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(n)	1/1/2064	0.00	1,348	163
16,823	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(n)	1/1/2065	0.00	1,302	151
16,731	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(n)	1/1/2066	0.00	1,260	139
215,987	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)(n)	1/1/2067	0.00	14,653	1,630
520,000	PUBLIC FIN AUTH WI EDU REVENUE(c)	6/15/2049	5.00	522,681	484,058
1,000,000	PUBLIC FIN AUTH WI HOTEL REVENUE	2/1/2052	5.00	1,048,108	1,008,991
1,000,000	PUBLIC FIN AUTH WI HOTEL REVENUE(c)	2/1/2062	6.00	1,000,000	1,027,711
1,250,000	PUBLIC FIN AUTH WI REVENUE(c)	6/1/2028	3.00	1,250,000	1,179,477
1,250,000	PUBLIC FIN AUTH WI REVENUE(c)(d)(e)	11/1/2028	6.25	1,250,000	687,500
1,000,000	PUBLIC FIN AUTH WI REVENUE(c)(e)	1/1/2033	6.13	991,597	450,000
250,000	PUBLIC FIN AUTH WI REVENUE(c)	10/1/2034	5.00	246,588	259,851
1,695,000	PUBLIC FIN AUTH WI REVENUE(c)	11/15/2053	4.75	1,714,865	1,285,644
245,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE(c)	11/15/2024	5.00	244,925	246,239
80,000	RACINE CNTY WI	3/1/2026	4.00	80,000	80,037
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/1/2032	5.00	517,310	433,911
330,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	3/15/2033	4.50	334,841	332,847
700,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2037	5.00	723,802	675,087
1,410,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2041	5.00	1,415,111	1,305,636
1,500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	4/1/2057	5.13	1,500,000	1,207,480
				14,414,457	12,039,940	1.68%
	Sub-total Municipal Bonds:			717,172,477	662,879,565	92.77%
Short-Term Investments:
15,204,659	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 5.20%(t)			15,204,659	15,204,659
	Sub-total Short-Term Investments:			15,204,659	15,204,659	2.13%
	Grand total			$765,326,772	706,021,355	98.81%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities.
(b)	Security has converted to a fixed rate as of March 26, 2024, and will be going forward.
47	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2024 (unaudited)
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Clearwater Investment Trust.
(d)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(e)	Restricted security that has been deemed illiquid. At March 31, 2024, the value of these restricted illiquid securities amounted to $2,804,688 or 0.39% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
ARIZONA ST INDL DEV AUTH ECON DEV REVENUE, 7.75%, 12/31/2040	8/12/2020	$ 1,237,500
ARIZONA ST INDL DEV AUTH ECON DEV REVENUE, 6.75%, 7/1/2030	8/12/2020	1,237,500
ARIZONA ST INDL DEV AUTH ECON DEV REVENUE, 6.00%, 7/1/2051	6/4/2021	400,000
CAPITAL TRUST AGY FL REVENUE, 6.75%, 12/1/2035-7/1/2037	12/2/2015-6/28/2017	750,000-1,748,875
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV, 7.25%, 5/15/2026	12/16/2013	559,270
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV, 8.13%, 12/31/2040	6/27/2017-4/12/2018	1,462,522
FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE, 6.50%, 6/1/2027	5/24/2017	1,000,000
LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE, 6.50%, 12/1/2037	10/27/2017	750,000
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 5.50%, 7/1/2056	3/26/2018-3/8/2022	104,505
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.75%, 12/31/2040	3/26/2018	443,916
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 0.00%, 1/1/2046-1/1/2067	3/26/2018	49-5,754
PUBLIC FIN AUTH WI REVENUE, 6.25%, 11/1/2028	4/3/2017	1,250,000
PUBLIC FIN AUTH WI REVENUE, 6.13%, 1/1/2033	8/16/2018	988,170

(f)	Security has converted to a fixed rate as of December 14, 2023, and will be going forward.
(g)	Variable or floating rate security. Rate as of March 31, 2024 is disclosed.
(h)	These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand.
(i)	For step bonds, the coupon rate disclosed is the current rate in effect.
(j)	Security has converted to a fixed rate as of September 1, 2007, and will be going forward.
(k)	Security has converted to a fixed rate as of December 16, 2022, and will be going forward.
(l)	Security has converted to a fixed rate as of January 2, 2024, and will be going forward.
(m)	Security has converted to a fixed rate as of April 24, 2023, and will be going forward.
(n)	Zero coupon bond.
(o)	Security has converted to a fixed rate as of June 21, 2023, and will be going forward.
(p)	When-Issued Security. Coupon rate is not in effect at March 31, 2024.
(q)	Security has converted to a fixed rate as of August 3, 2023, and will be going forward.
(r)	Security has converted to a fixed rate as of November 28, 2023, and will be going forward.
(s)	Security has converted to a fixed rate as of July 21, 2023, and will be going forward.
48	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2024 (unaudited)
(t)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2023, the value of the Clearwater Tax-Exempt Bond Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $20,108,356 with net sales of $4,903,697 during the three months ended March 31, 2024.
Diversification of investments representing geographic diversification, as a percentage of total investments at fair value (excluding closed-end funds), is as follows:
Geographical Diversification	Percent
Florida	14.11%
Texas	8.81
Illinois	6.44
New York	6.02
Utah	5.97
California	5.34
Michigan	4.07
Colorado	3.77
Ohio	3.46
New Jersey	2.95
Other	39.06
100.00%
At March 31, 2024, the Clearwater Tax-Exempt Bond Fund had open futures contracts as follows:
Type	Number of Contracts	Notional Amount (000s)	Contract Position	Contract Exp.	Value and Unrealized Appreciation (Depreciation) (000s)
10-Year U.S. Treasury Note	394	$(43,654)	Short	6/24	$(320)
U.S. Treasury Long Bond	79	(9,515)	Short	6/24	(198)
Ultra 10-Year U.S. Treasury Note	100	(11,461)	Short	6/24	(89)
2-Year U.S. Treasury Note	133	(27,196)	Short	6/24	18
5-Year U.S. Treasury Note	244	(26,112)	Short	6/24	(82)
					$(671)
Fair value is an estimate of the price the Clearwater Tax-Exempt Bond Fund ("Tax-Exempt Bond Fund") would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Tax-Exempt Bond Fund's investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Clearwater Management Co., Inc.'s (the “Adviser”) own assumptions in determining the fair value of an investment.
49	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2024 (unaudited)
Debt securities are valued at the price supplied by an independent pricing service provided such prices are believed to reflect the fair value of such securities. Investments in closed-end funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which the funds are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees (the "Board") of Clearwater Investment Trust has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Tax-Exempt Bond Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Tax-Exempt Bond Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2024.
	Level 1	Level 2	Level 3	Total
Closed-End Funds	$27,937,131	$—	$—	$27,937,131
Municipal Bonds
Alabama	—	1,947,756	—	1,947,756
Alaska	—	385	—	385
Arizona	—	8,928,549	—	8,928,549
Arkansas	—	2,659,409	—	2,659,409
California	—	36,211,355	—	36,211,355
Colorado	—	25,567,675	—	25,567,675
Connecticut	—	2,758,380	—	2,758,380
Delaware	—	1,088,078	—	1,088,078
District of Columbia	—	7,079,084	—	7,079,084
Florida	—	95,709,464	—	95,709,464
Georgia	—	7,453,081	—	7,453,081
Idaho	—	7,476,275	—	7,476,275
Illinois	—	28,454,540	—	28,454,540
Indiana	—	9,210,788	—	9,210,788
Iowa	—	9,763,920	—	9,763,920
Kansas	—	2,289,050	—	2,289,050
Kentucky	—	5,373,251	—	5,373,251
Louisiana	—	13,011,969	—	13,011,969
Maryland	—	5,806,571	—	5,806,571
Massachusetts	—	16,060,867	—	16,060,867
Michigan	—	27,577,786	—	27,577,786
Minnesota	—	12,197,877	—	12,197,877
Mississippi	—	1,279,492	—	1,279,492
Missouri	—	13,076,083	—	13,076,083
Montana	—	2,091,932	—	2,091,932
Nebraska	—	3,465,468	—	3,465,468
Nevada	—	4,633,552	—	4,633,552
New Hampshire	—	2,635,520	—	2,635,520
New Jersey	—	19,997,742	—	19,997,742
New Mexico	—	12,248,645	—	12,248,645
New York	—	40,851,342	—	40,851,342
North Carolina	—	11,322,880	—	11,322,880
North Dakota	—	5,662,162	—	5,662,162
Ohio	—	23,495,533	—	23,495,533
Oklahoma	—	5,990,196	—	5,990,196
Oregon	—	4,717,723	—	4,717,723
Pennsylvania	—	14,822,891	—	14,822,891
Puerto Rico	—	3,404,676	—	3,404,676
Rhode Island	—	1,970,851	—	1,970,851
50	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2024 (unaudited)
	Level 1	Level 2	Level 3	Total
South Carolina	$—	$9,689,400	$—	$9,689,400
South Dakota	—	1,524,823	—	1,524,823
Tennessee	—	15,891,849	—	15,891,849
Texas	—	59,734,852	—	59,734,852
Utah	—	40,488,540	—	40,488,540
Vermont	—	356,557	—	356,557
Virgin Islands, U.S.	—	498,836	—	498,836
Virginia	—	11,954,033	—	11,954,033
Washington	—	8,688,659	—	8,688,659
West Virginia	—	3,719,278	—	3,719,278
Wisconsin	—	12,039,940	—	12,039,940
Short-Term Investments	15,204,659	—	—	15,204,659
Total	$43,141,790	$662,879,565	$—	$706,021,355
For the Tax-Exempt Bond Fund, the investment value is comprised of closed-end funds, municipal bonds and short-term investments (money market funds). Investments in closed-end funds securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in money market funds are valued at their net asset value. Investments in municipal bonds generally are based on valuations using evaluated prices provided by the primary pricing service. The Board has designated to the Adviser the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Tax-Exempt Bond Fund’s net asset value is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Tax-Exempt Bond Fund’s net asset value is calculated.
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Futures Contracts	$18,263	$—	$—	$18,263
Liabilities
Futures Contracts	(689,494)	—	—	(689,494)
Net Other Financial Instruments	$(671,231)	$—	$—	$(671,231)
The futures contracts outstanding at March 31, 2024 are considered Level 1 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate.
51	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2024 (unaudited)
Clearwater Tax-Exempt Bond Fund Portfolio Diversification
(as a percentage of net assets)
52	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Australia:
275,180	ADAIRS LTD.	$331,893	460,855
10,590	ANZ GROUP HOLDINGS LTD.	95,677	202,889
288	ASX LTD.	5,293	12,465
40,863	ATLASSIAN CORP., CLASS A(b)	9,940,797	7,972,780
445,000	BEACH ENERGY LTD.	647,241	532,121
22,651	BHP GROUP LTD. SP ADR(c)(d)	1,107,240	1,306,736
49,300	BLUESCOPE STEEL LTD.	459,311	766,213
17,400	BRAMBLES LTD.	64,294	183,120
151,800	CEDAR WOODS PROPERTIES LTD.	545,697	474,818
971	COCHLEAR LTD.	35,893	213,567
11,330	COMMONWEALTH BANK OF AUSTRALIA	245,530	888,494
9,576	CSL LTD.	226,091	1,796,679
649,200	EMECO HOLDINGS LTD.	351,482	300,366
97,180	FORTESCUE LTD.	212,026	1,627,513
19,923	GOODMAN GROUP	57,689	438,949
1,039,600	GRANGE RESOURCES LTD.	584,855	298,080
208,100	HELIA GROUP LTD.	425,619	530,229
88,434	HUB24 LTD.	1,304,410	2,444,580
47,401	LENDLEASE CORP. LTD.	192,448	198,615
7,819	MACQUARIE GROUP LTD.	175,414	1,017,522
174,400	METCASH LTD.	556,523	444,363
44,772	NATIONAL AUSTRALIA BANK LTD.	551,214	1,010,645
403,300	NEW HOPE CORP. LTD.(d)	712,713	1,222,069
64,600	NICK SCALI LTD.	464,540	648,288
26,749	NORTHERN STAR RESOURCES LTD.	133,395	252,226
282,000	OCEANAGOLD CORP.	577,376	637,053
166,000	QANTAS AIRWAYS LTD.(b)	569,833	589,548
2,468	RAMSAY HEALTH CARE LTD.	49,765	90,884
18,171	RIO TINTO LTD.	570,958	1,441,776
20,500	SANTOS LTD.	45,732	103,531
5,884	SEEK LTD.	49,598	96,049
39,820	SONIC HEALTHCARE LTD.	470,951	763,151
57,859	SOUTH32 LTD.	37,235	113,111
469,503	STEADFAST GROUP LTD.	1,876,070	1,798,996
297,819	STOCKLAND	734,663	941,258
75,800	SUPER RETAIL GROUP LTD.	517,213	795,261
13,099	TRANSURBAN GROUP	36,728	113,699
12,261	TREASURY WINE ESTATES LTD.	49,081	99,474
204,600	VENTIA SERVICES GROUP PTY. LTD.	440,716	513,311
8,635	WESFARMERS LTD.	249,487	384,887
11,122	WOODSIDE ENERGY GROUP LTD. ADR(c)	204,237	222,106
		25,906,928	33,948,277	3.25%
Austria:
18,200	BAWAG GROUP A.G.(b)(e)	714,959	1,152,579
1,727	ERSTE GROUP BANK A.G.	28,884	76,949
14,475	EUROTELESITES A.G.(b)	59,356	57,702
3,577	OMV A.G.	129,822	169,258
78	STRABAG S.E.(b)	3,067	3,039
313	STRABAG S.E. (BEARER)	5,505	13,186
57,900	TELEKOM AUSTRIA A.G.(b)	363,157	484,107
21,794	VIENNA INSURANCE GROUP A.G. WIENER VERSICHERUNG GRUPPE	595,919	679,510
23,500	WIENERBERGER A.G.	561,499	855,917
		2,462,168	3,492,247	0.33%
Belgium:
7,120	AGEAS S.A./N.V.	106,908	329,686
42,700	BPOST S.A.	321,554	159,576
16,207	D'IETEREN GROUP	2,488,037	3,594,900
102,700	ECONOCOM GROUP S.A./N.V.	381,201	235,445
23,100	FAGRON	432,754	440,113
38,644	GROUPE BRUXELLES LAMBERT N.V.	3,321,966	2,920,877
3,413	KBC GROUP N.V.	77,680	255,612
10,200	TESSENDERLO GROUP S.A.	441,457	266,854
2,245	UCB S.A.	107,034	277,079
53	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Belgium (Cont'd):
4,564	WAREHOUSES DE PAUW CVA	$120,972	130,286
		7,799,563	8,610,428	0.82%
Brazil:
129,000	CAMIL ALIMENTOS S.A.	274,164	230,973
171,378	CI&T, INC., CLASS A(b)	2,244,853	707,791
92,700	CIA DE SANEAMENTO DE MINAS GERAIS COPASA MG	404,662	402,561
445,200	GPS PARTICIPACOES E EMPREENDIMENTOS S.A.(e)	1,695,318	1,839,244
694,108	GRUPO SBF S.A.	1,808,863	1,792,220
321,029	INTER & CO., INC.(b)	1,966,585	1,833,075
501,943	NU HOLDINGS LTD., CLASS A(b)	5,067,532	5,988,180
235,400	ODONTOPREV S.A.	566,205	570,735
110,654	TELEFONICA BRASIL S.A. ADR(c)	1,073,674	1,114,286
106,600	VIBRA ENERGIA S.A.(b)	500,792	531,576
		15,602,648	15,010,641	1.44%
Canada:
3,840	AGNICO EAGLE MINES LTD.	146,646	229,056
99,791	ALIMENTATION COUCHE-TARD, INC.	2,870,813	5,695,502
7,866	ALTAGAS LTD.	135,598	173,748
57,800	ARTIS REAL ESTATE INVESTMENT TRUST	534,679	272,668
785	BANK OF MONTREAL	34,168	76,679
2,936	BANK OF NOVA SCOTIA (THE)	67,574	152,026
12,636	BROOKFIELD CORP.	405,931	529,069
11,000	BRP, INC. (SUB VOTING)	430,510	738,585
25,292	CANADIAN IMPERIAL BANK OF COMMERCE	945,299	1,282,198
4,615	CANADIAN NATURAL RESOURCES LTD.	252,893	352,217
66,420	CANADIAN NATURAL RESOURCES LTD. (TORONTO EXCHANGE)	4,416,358	5,066,759
155,089	CANADIAN PACIFIC KANSAS CITY LTD.	6,814,810	13,674,197
9,100	CANADIAN TIRE CORP. LTD., CLASS A	967,543	907,615
24,599	CARGOJET, INC.	1,977,581	2,032,135
47,300	CASCADES, INC.	494,913	345,352
13,725	CCL INDUSTRIES, INC., CLASS B	551,253	701,474
65,558	CELESTICA, INC.(b)	1,579,666	2,946,177
30,600	CELESTICA, INC. (TORONTO EXCHANGE)(b)	977,324	1,374,860
42,208	CENOVUS ENERGY, INC.	703,459	843,738
2,324	CGI, INC.(b)	176,055	256,779
57,700	CI FINANCIAL CORP.	896,767	737,783
307	CONSTELLATION SOFTWARE, INC.	271,176	838,581
6,582	DOLLARAMA, INC.	86,132	501,419
72,100	ENERPLUS CORP.	414,689	1,416,397
54,522	EXCHANGE INCOME CORP.	2,177,878	1,992,827
332	FAIRFAX FINANCIAL HOLDINGS LTD.	109,228	357,870
20,800	FINNING INTERNATIONAL, INC.	615,931	611,309
19,500	IA FINANCIAL CORP., INC.	882,358	1,211,417
3,196	IMPERIAL OIL LTD.	141,353	220,940
415	INTACT FINANCIAL CORP.	33,776	67,415
1,100	INTERNATIONAL PETROLEUM CORP.(b)	2,833	13,082
42,876	KINROSS GOLD CORP.	152,204	262,830
2,635	LOBLAW COS. LTD.	101,823	291,989
921	LUMINE GROUP, INC.(b)	9,604	24,348
7,954	MAGNA INTERNATIONAL, INC.	389,994	433,334
14,440	MANULIFE FINANCIAL CORP.	232,014	360,856
3,000	METRO, INC.	54,328	161,057
73,700	MULLEN GROUP LTD.	791,421	790,022
19,328	NATIONAL BANK OF CANADA	618,005	1,627,516
16,654	NORTHLAND POWER, INC.	261,688	272,085
3,028	ONEX CORP.	138,833	226,829
7,493	OPEN TEXT CORP.	205,449	290,953
7,809	PARKLAND CORP.	166,853	248,703
23,037	PEMBINA PIPELINE CORP.	732,001	814,128
49,000	PIZZA PIZZA ROYALTY CORP.	343,236	499,930
2,253	POWER CORP. OF CANADA	51,403	63,172
148,802	PRAIRIESKY ROYALTY LTD.	2,406,917	2,914,412
41,090	QUEBECOR, INC., CLASS B	926,060	900,640
3,916	RESTAURANT BRANDS INTERNATIONAL, INC.	219,594	311,126
7,310	RIOCAN REAL ESTATE INVESTMENT TRUST	100,886	99,676
3,754	ROGERS COMMUNICATIONS, INC., CLASS B	149,916	153,914
54	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont'd):
3,338	ROYAL BANK OF CANADA	$337,599	336,737
16,691	SHOPIFY, INC., CLASS A(b)	464,706	1,288,044
10,500	STELCO HOLDINGS, INC.	316,173	346,266
147,963	SUNCOR ENERGY, INC.	3,330,000	5,460,611
4,531	TC ENERGY CORP.	158,244	182,146
9,096	TELUS CORP.	177,915	145,517
1,358	TFI INTERNATIONAL, INC.	127,516	216,550
37,122	THOMSON REUTERS CORP.	4,112,851	5,777,061
1,036	THOMSON REUTERS CORP. (NEW YORK EXCHANGE)	108,812	161,440
416	TRISURA GROUP LTD.(b)	490	12,791
31,500	WAJAX CORP.	462,770	761,832
34,000	WASTE CONNECTIONS, INC.	4,849,136	5,848,340
7,242	WHEATON PRECIOUS METALS CORP.	227,571	341,315
		52,841,206	77,246,044	7.39%
Chile:
318,400	CENCOSUD S.A.	432,618	552,456
		432,618	552,456	0.05%
China:
654,000	3SBIO, INC.(b)(e)	426,195	499,677
526,976	ALIBABA GROUP HOLDING LTD.	8,239,387	4,729,850
362,762	ANHUI CONCH CEMENT CO. LTD., CLASS H	1,917,989	754,547
1,590,000	AVICHINA INDUSTRY & TECHNOLOGY CO. LTD., CLASS H	699,827	625,688
656,000	CHINA BLUECHEMICAL LTD., CLASS H	177,444	189,419
1,191,000	CHINA SUNTIEN GREEN ENERGY CORP. LTD., CLASS H	329,834	450,416
267,500	HENGAN INTERNATIONAL GROUP CO. LTD.	1,790,483	842,463
246,574	HUALI INDUSTRIAL GROUP CO. LTD., CLASS A	1,665,371	2,075,183
1,015,500	LI NING CO. LTD.	2,788,124	2,698,693
187,500	NETDRAGON WEBSOFT HOLDINGS LTD.	425,716	262,556
289,500	SINOTRUK HONG KONG LTD.	559,233	710,906
1,612,000	TRAVELSKY TECHNOLOGY LTD., CLASS H	1,923,093	1,952,466
35,200	TRIP.COM GROUP LTD.(b)	675,788	1,552,472
412,000	ZHEJIANG EXPRESSWAY CO. LTD., CLASS H	352,185	264,248
		21,970,669	17,608,584	1.68%
Denmark:
113,555	ALK-ABELLO A/S(b)	1,539,811	2,043,905
44	AP MOLLER - MAERSK A/S, CLASS A	35,560	56,229
65	AP MOLLER - MAERSK A/S, CLASS B	52,319	84,513
1,300	CARLSBERG A/S, CLASS B	50,752	178,117
2,288	COLOPLAST A/S, CLASS B	117,799	309,652
22,200	D/S NORDEN A/S	318,701	905,176
12,005	DANSKE BANK A/S	141,793	359,776
3,896	DEMANT A/S(b)	70,444	194,233
2,447	DSV A/S	121,246	397,602
27,000	MATAS A/S	379,536	458,498
137,760	NOVO NORDISK A/S, CLASS B	8,309,475	17,646,494
2,460	NOVONESIS (NOVOZYMES), CLASS B	38,505	144,379
2,802	PANDORA A/S	27,668	452,591
12,200	PER AARSLEFF HOLDING A/S	552,758	609,938
245	ROCKWOOL A/S, CLASS B	37,155	80,861
6,562	SOLAR A/S, CLASS B	419,879	315,677
40,800	SPAR NORD BANK A/S	620,981	681,708
3,250	TOPDANMARK A/S	33,362	139,092
16,220	VESTAS WIND SYSTEMS A/S(b)	150,564	450,568
		13,018,308	25,509,009	2.44%
Egypt:
159,800	ABOU KIR FERTILIZERS & CHEMICAL INDUSTRIES	416,951	207,336
323,300	EASTERN CO. S.A.E.	244,707	172,972
		661,658	380,308	0.04%
Finland:
9,600	CARGOTEC OYJ, CLASS B	522,724	668,542
27,200	KEMIRA OYJ	447,150	514,119
5,584	KESKO OYJ, CLASS B	30,705	104,311
3,256	KONE OYJ, CLASS B	35,674	151,539
23,500	KONECRANES OYJ	864,459	1,219,731
21,225	NESTE OYJ	67,704	574,755
55	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Finland (Cont'd):
420,332	NOKIA OYJ	$1,664,224	1,492,387
655,861	NOKIA OYJ ADR(c)	2,846,963	2,321,748
46,541	NORDEA BANK ABP	419,121	518,282
15,829	STORA ENSO OYJ (REGISTERED)	75,698	220,039
11,934	UPM-KYMMENE OYJ	99,929	397,451
38,449	VALMET OYJ(d)	999,027	1,011,714
		8,073,378	9,194,618	0.88%
France:
4,475	AIR LIQUIDE S.A.	522,896	931,003
10,358	AIRBUS S.E.	325,383	1,907,750
4,199	ARKEMA S.A.	378,617	441,865
21,399	AXA S.A.	257,534	803,750
15,160	BNP PARIBAS S.A.	712,479	1,077,164
17,749	CAPGEMINI S.E.	2,655,788	4,084,377
17,497	CIE DE SAINT-GOBAIN	382,786	1,357,797
8,124	CIE GENERALE DES ETABLISSEMENTS MICHELIN S.C.A.	78,557	311,318
37,390	COFACE S.A.	449,179	590,955
11,447	COVIVIO S.A.	483,830	589,076
43,315	CREDIT AGRICOLE S.A.	349,095	645,627
179,363	DANONE S.A.	11,113,847	11,589,061
305	DASSAULT SYSTEMES S.E.	9,968	13,504
1,853	EDENRED	30,825	98,876
26,507	ENGIE S.A.	331,812	443,541
591	ESSILORLUXOTTICA S.A.	53,785	133,705
2,068	ESSILORLUXOTTICA S.A. (EURONEXT PARIS EXCHANGE)	286,293	467,854
2,901	EURAZEO S.E.	76,265	254,292
17,295	GAZTRANSPORT ET TECHNIGAZ S.A.	2,150,908	2,584,231
9,197	GETLINK S.E.	70,409	156,572
376	HERMES INTERNATIONAL S.C.A.	464,612	959,762
3,399	INFOTEL S.A.	145,404	172,349
8,900	IPSEN S.A.	736,413	1,059,075
9,500	KAUFMAN & BROAD S.A.	362,957	276,725
1,026	KERING S.A.	174,510	405,513
671	KLEPIERRE S.A.	8,398	17,374
4,848	LEGRAND S.A.	109,851	513,717
17,989	L'OREAL S.A.	5,614,001	8,513,070
11,140	LVMH MOET HENNESSY LOUIS VUITTON S.E.	1,458,111	10,019,731
58,600	MERCIALYS S.A.	617,151	682,150
14,296	MERSEN S.A.	465,080	562,177
7,200	NEXITY S.A.	364,332	73,599
2,734	PERNOD RICARD S.A.	171,347	442,289
87,070	PLUXEE N.V.(b)	2,205,358	2,573,832
3,242	PUBLICIS GROUPE S.A.	158,840	353,436
2,858	RENAULT S.A.	56,206	144,285
37,800	REXEL S.A.	752,778	1,020,737
75,674	SAFRAN S.A.	10,337,978	17,148,670
10,732	SANOFI S.A. ADR(c)	417,775	521,575
278	SCHNEIDER ELECTRIC S.E.	8,838	62,811
29,639	SCHNEIDER ELECTRIC S.E. (EURONEXT PARIS EXCHANGE)	3,223,795	6,703,776
14,443	SOCIETE GENERALE S.A.	201,715	386,585
7,150	SODEXO S.A.(b)	475,096	613,091
4,719	SODEXO S.A.(b)	304,678	404,640
42,944	SODEXO S.A. (EURONEXT PARIS EXCHANGE)	2,714,070	3,682,319
9,709	SOITEC(b)	835,838	1,004,510
51,800	TELEVISION FRANCAISE 1	458,222	473,341
1,413	THALES S.A.	81,763	240,934
13,711	TOTALENERGIES S.E. ADR(c)	688,372	943,728
13,514	VEOLIA ENVIRONNEMENT S.A.	143,775	439,283
10,500	VICAT S.A.	406,419	414,036
7,810	VINCI S.A.	316,569	1,000,650
56	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont'd):
22,858	VIVENDI S.E.	$196,031	249,069
		55,396,539	90,561,157	8.66%
Georgia:
11,300	TBC BANK GROUP PLC	401,480	458,533
		401,480	458,533	0.04%
Germany:
10,563	ADIDAS A.G.	879,183	2,358,950
7,853	ALLIANZ S.E. (REGISTERED)	680,763	2,353,580
6,098	AURUBIS A.G.	286,000	428,808
9,733	BASF S.E.	392,845	555,789
3,104	BAYERISCHE MOTOREN WERKE A.G.	225,884	358,182
828	BEIERSDORF A.G.	35,556	120,549
6,125	BRENNTAG S.E.	411,644	515,949
5,205	DAIMLER TRUCK HOLDING A.G.	126,102	263,700
76,201	DELIVERY HERO S.E.(b)(e)	1,928,557	2,179,784
14,087	DEUTSCHE BANK A.G. (REGISTERED)	136,469	221,614
4,525	DEUTSCHE BOERSE A.G.	273,152	925,833
22,387	DEUTSCHE LUFTHANSA A.G. (REGISTERED)(b)	128,838	175,852
54,300	DEUTSCHE PFANDBRIEFBANK A.G.(d)(e)	673,490	289,627
17,828	DEUTSCHE POST A.G.	210,542	767,715
44,230	DEUTSCHE TELEKOM A.G. (REGISTERED)	728,220	1,073,645
23,600	FREENET A.G.	557,311	664,019
49,183	FRESENIUS MEDICAL CARE A.G.	3,285,510	1,891,627
6,137	FRESENIUS S.E. & CO. KGAA	142,558	165,522
2,246	HANNOVER RUECK S.E.	94,321	614,740
4,440	HEIDELBERG MATERIALS A.G.	183,098	488,350
20,563	INFINEON TECHNOLOGIES A.G.	112,405	699,141
6,898	JOST WERKE S.E.(e)	220,852	354,235
1,916	KION GROUP A.G.	36,282	100,832
8,791	MERCEDES-BENZ GROUP A.G.	481,778	700,027
2,159	MERCK KGAA	96,589	381,063
3,091	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	382,823	1,508,296
6,900	PUBLITY A.G.(b)(d)	253,482	60,297
39,372	PUMA S.E.	1,826,316	1,784,862
662	RHEINMETALL A.G.	105,250	372,097
3,230	RWE A.G.	68,611	109,628
5,716	SAP S.E.	742,068	1,112,844
53,039	SCHOTT PHARMA A.G. & CO. KGAA	1,586,350	2,265,957
59,549	SCOUT24 S.E.(e)	3,873,362	4,488,116
12,193	SIEMENS A.G. (REGISTERED)	724,684	2,327,806
24,300	UNITED INTERNET A.G. (REGISTERED)	842,800	546,867
404	VOLKSWAGEN A.G.	40,235	61,717
		22,773,930	33,287,620	3.18%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	54,075	99,489
		54,075	99,489	0.01%
Hong Kong:
220,400	AIA GROUP LTD.	733,244	1,479,771
46,000	BOC HONG KONG HOLDINGS LTD.	63,016	123,127
408,000	CHINA MEDICAL SYSTEM HOLDINGS LTD.	472,941	428,491
1,462,000	CITIC TELECOM INTERNATIONAL HOLDINGS LTD.	547,331	472,583
48,544	CK ASSET HOLDINGS LTD.	130,843	199,711
2,000	CLP HOLDINGS LTD.	13,542	15,932
998,000	FIRST PACIFIC CO. LTD.	376,906	502,385
18,000	GALAXY ENTERTAINMENT GROUP LTD.	39,054	90,381
608,500	GRAND PHARMACEUTICAL GROUP LTD.	389,449	319,531
25,331	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	72,172
11,800	HONG KONG EXCHANGES & CLEARING LTD.	203,281	343,436
134,000	KINGBOARD HOLDINGS LTD.	630,206	273,242
40,500	LINK REIT	84,196	174,121
16,500	MTR CORP. LTD.	38,268	54,389
388,000	PAX GLOBAL TECHNOLOGY LTD.	368,074	305,863
2,786,000	SINOFERT HOLDINGS LTD.(b)	377,076	291,880
1,024,000	SSY GROUP LTD.	465,746	675,087
49,500	SWIRE PACIFIC LTD., CLASS A	316,208	407,288
57	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Hong Kong (Cont'd):
7,000	TECHTRONIC INDUSTRIES CO. LTD.	$44,938	94,891
892,000	UNITED LABORATORIES INTERNATIONAL HOLDINGS (THE) LTD.	611,829	1,021,135
469,800	VALUETRONICS HOLDINGS LTD.	216,550	200,063
626,000	VSTECS HOLDINGS LTD.	568,356	335,119
418,000	XINYI GLASS HOLDINGS LTD.	481,711	442,732
358,000	YUEXIU TRANSPORT INFRASTRUCTURE LTD.	311,883	175,640
		7,530,192	8,498,970	0.81%
Hungary:
67,212	WIZZ AIR HOLDINGS PLC(b)(e)	1,897,819	1,820,487
		1,897,819	1,820,487	0.17%
India:
93,900	AMARA RAJA ENERGY & MOBILITY LTD.	730,323	856,108
511,000	CESC LTD.	527,922	745,339
17,859	CHENNAI PETROLEUM CORP. LTD.	187,803	194,173
70,200	FIRSTSOURCE SOLUTIONS LTD.	37,448	166,362
295,800	GUJARAT STATE FERTILIZERS & CHEMICALS LTD.	528,092	693,903
478,371	HCL TECHNOLOGIES LTD.	4,024,070	8,853,326
240,377	ICICI BANK LTD. ADR(c)	5,371,856	6,348,357
142,600	KARNATAKA BANK (THE) LTD.	387,774	384,872
52,500	LG BALAKRISHNAN & BROS. LTD.	457,964	800,003
108,100	LIC HOUSING FINANCE LTD.	554,741	791,867
44,300	MAHARASHTRA SEAMLESS LTD.	407,595	449,440
345,400	MARKSANS PHARMA LTD.	218,954	629,073
579,404	MUTHOOT MICROFIN LTD.(b)	1,971,072	1,387,680
194,300	NAVA LTD.	293,322	1,131,402
454,600	NMDC LTD.	552,018	1,099,674
454,600	NMDC STEEL LTD.(b)	218,274	298,152
182,100	OIL INDIA LTD.	563,046	1,310,579
108,434	PB FINTECH LTD.(b)	1,495,628	1,461,670
199,800	PETRONET LNG LTD.	538,925	630,525
460,200	REDINGTON LTD.	919,384	1,150,190
258,017	UPL LTD.	2,102,417	1,410,698
		22,088,628	30,793,393	2.94%
Indonesia:
4,097,000	ADARO ENERGY INDONESIA TBK PT	470,816	697,692
8,194,900	ERAJAYA SWASEMBADA TBK PT	345,258	222,252
1,094,700	INDOFOOD SUKSES MAKMUR TBK PT	488,225	440,158
1,324,000	MATAHARI DEPARTMENT STORE TBK PT	151,981	146,972
		1,456,280	1,507,074	0.15%
Ireland:
15,344	ACCENTURE PLC, CLASS A	1,752,809	5,318,384
90,100	DALATA HOTEL GROUP PLC	399,714	437,906
3,568	DCC PLC	188,706	259,393
126,404	EXPERIAN PLC	2,159,244	5,510,540
2,158	FLUTTER ENTERTAINMENT PLC(b)	240,212	430,075
35,607	ICON PLC(b)	6,332,777	11,962,172
920	KERRY GROUP PLC, CLASS A	50,283	78,847
17,539	RYANAIR HOLDINGS PLC	235,787	397,929
		11,359,532	24,395,246	2.33%
Israel:
48,641	BANK HAPOALIM B.M.	229,967	463,015
35,900	HAREL INSURANCE INVESTMENTS & FINANCIAL SERVICES LTD.(b)	422,925	342,709
115,300	ICL GROUP LTD.	461,518	611,802
8,086	ITURAN LOCATION AND CONTROL LTD.	209,655	226,085
29,044	MIZRAHI TEFAHOT BANK LTD.	475,042	1,105,881
16,481	MONDAY.COM LTD.(b)	3,540,232	3,722,563
5,800	RAMI LEVY CHAIN STORES HASHIKMA MARKETING 2006 LTD.	397,897	347,825
		5,737,236	6,819,880	0.65%
Italy:
416,800	A2A S.P.A.	806,512	752,514
42,000	BANCA IFIS S.P.A.	804,497	822,407
25,272	BANCA MEDIOLANUM S.P.A.	87,322	277,555
58	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Italy (Cont'd):
51,325	ENEL S.P.A.	$241,363	338,821
1	ENI S.P.A.	-	16
1,191	ENI S.P.A. ADR(c)	30,752	37,779
30,001	FERRARI N.V.	4,742,184	13,076,098
375,900	IREN S.P.A.	999,472	768,092
2,133	IVECO GROUP N.V.(b)	4,835	31,756
75,670	LEONARDO S.P.A.	606,153	1,900,500
44,692	MEDIOBANCA BANCA DI CREDITO FINANZIARIO S.P.A.	349,727	665,862
121,800	MFE-MEDIAFOREUROPE N.V., CLASS A	475,447	316,026
244,500	PIAGGIO & C S.P.A.	596,766	773,400
104,200	PIRELLI & C S.P.A.(e)	506,260	638,074
234,481	TECHNOPROBE S.P.A.(b)	1,553,658	2,130,006
34,652	TERNA - RETE ELETTRICA NAZIONALE	130,368	286,364
63,644	UNICREDIT S.P.A.	671,591	2,415,198
71,681	UNIPOL GRUPPO S.P.A.	376,844	600,568
		12,983,751	25,831,036	2.47%
Japan:
30,600	ADEKA CORP.	390,224	651,700
135,600	ADVANTEST CORP.	4,664,302	6,108,181
4,700	AEON CO. LTD.	52,433	111,616
600	AEON REIT INVESTMENT CORP.	728,822	552,120
2,300	AISIN CORP.	37,584	94,519
15,000	AJINOMOTO CO., INC.	116,767	560,840
23,000	ARCS CO. LTD.	480,595	475,558
5,500	ASAHI GROUP HOLDINGS LTD.	83,346	202,807
13,000	ASAHI KASEI CORP.	46,220	95,495
22,100	ASAHI YUKIZAI CORP(d)	276,792	770,828
37,000	ASTELLAS PHARMA, INC.	236,149	401,701
4,500	BANDAI NAMCO HOLDINGS, INC.	14,652	84,067
13,800	BRIDGESTONE CORP.	205,726	606,770
32,100	BROTHER INDUSTRIES LTD.	541,898	598,297
48,400	BUNKA SHUTTER CO. LTD.	363,296	556,322
32,500	CHIBA BANK (THE) LTD.	178,628	270,833
13,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	514,923
55,900	CONCORDIA FINANCIAL GROUP LTD.	180,730	284,264
28,400	CREDIT SAISON CO. LTD.	361,395	595,841
27,500	CRESCO LTD.	342,183	386,032
10,600	DAI-ICHI LIFE HOLDINGS, INC.	182,119	269,797
29,100	DAIICHI SANKYO CO. LTD.	150,922	918,290
4,500	DAIKIN INDUSTRIES LTD.	124,473	612,366
29,500	DAITRON CO. LTD.	489,565	701,546
7,400	DAIWA HOUSE INDUSTRY CO. LTD.	74,451	221,345
17,400	DAIWABO HOLDINGS CO. LTD.	139,125	295,115
32,800	DENSO CORP.	185,234	624,669
3,300	DENTSU GROUP, INC.	56,753	91,449
40,800	ELEMATEC CORP.	418,802	517,210
20,400	EXEDY CORP.	319,517	412,366
13,000	FANUC CORP.	182,941	359,394
3,900	FAST RETAILING CO. LTD.	188,734	1,214,467
34,200	FJ NEXT HOLDINGS CO. LTD.	337,056	318,775
1,200	FUJI CORP.	20,968	21,157
4,700	FUJI ELECTRIC CO. LTD.	61,631	318,239
36,100	FUJI PHARMA CO. LTD.	376,394	394,911
26,100	FUJIFILM HOLDINGS CORP.	163,215	581,034
24,000	FUJITSU LTD.	131,326	394,768
16,400	FURUNO ELECTRIC CO. LTD.	146,348	273,767
28,100	GUNGHO ONLINE ENTERTAINMENT, INC.	437,266	454,783
109,800	GUNMA BANK (THE) LTD.	500,229	636,982
3,000	HAMAMATSU PHOTONICS K.K.	52,686	106,084
23,400	HANWA CO. LTD.	846,909	916,647
141	HIROSE ELECTRIC CO. LTD.	11,109	14,423
19,000	HITACHI LTD.	295,895	1,745,244
10,500	HORIBA LTD.	551,352	1,111,871
10,000	HOSOKAWA MICRON CORP.	312,070	313,780
5,300	HOYA CORP.	112,594	656,110
72,100	IDOM, INC.	435,748	494,384
40,800	INNOTECH CORP.	377,287	545,509
59	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
15,200	INPEX CORP.	$144,096	235,009
112,700	INTEGRAL CORP.(b)	1,723,069	2,881,153
18,200	ITOCHU CORP.	192,005	777,389
21,720	ITOHAM YONEKYU HOLDINGS, INC.	686,193	575,355
21,900	JACCS CO. LTD.	467,646	807,253
85,000	JAPAN ELEVATOR SERVICE HOLDINGS CO. LTD.	913,228	1,354,340
7,000	JAPAN EXCHANGE GROUP, INC.	56,090	190,052
52,800	JAPAN LIFELINE CO. LTD.	391,231	424,828
15,900	JAPAN PETROLEUM EXPLORATION CO. LTD.	536,302	720,531
14,300	JAPAN TOBACCO, INC.	255,669	382,958
61,100	JEOL LTD.	2,950,084	2,525,854
18,900	KAGA ELECTRONICS CO. LTD.	477,103	796,552
3,500	KAJIMA CORP.	15,004	72,275
26,900	KANAMOTO CO. LTD.	620,666	478,542
57,300	KANDENKO CO. LTD.	547,713	662,027
12,300	KANEKA CORP.	387,968	309,897
2,000	KANSAI PAINT CO. LTD.	10,449	28,749
4,000	KAO CORP.	75,208	148,976
29,762	KDDI CORP.	238,488	881,182
2,400	KEISEI ELECTRIC RAILWAY CO. LTD.	22,185	97,646
16,524	KEYENCE CORP.	2,207,423	7,590,692
30,000	KIKKOMAN CORP.	52,867	390,210
67,600	KITZ CORP.	466,295	609,552
54,500	KOBE BUSSAN CO. LTD.	1,140,657	1,345,399
10,100	KOMATSU LTD.	197,184	295,100
22,400	KOMERI CO. LTD.	432,959	511,983
2,300	KONAMI GROUP CORP.	50,313	155,962
21,000	KUBOTA CORP.	129,773	330,717
20,700	KUREHA CORP.	316,117	371,528
1,600	KYOCERA CORP.	11,033	21,377
5,000	KYOWA KIRIN CO. LTD.	54,616	88,866
82,700	M&A RESEARCH INSTITUTE HOLDINGS, INC.(b)	1,913,318	3,813,225
4,800	M3, INC.	51,468	67,761
19,100	MARUBENI CORP.	186,544	331,708
6,500	MARUI GROUP CO. LTD.	32,287	105,006
7,700	MAZDA MOTOR CORP.	38,348	89,294
396,100	MEBUKI FINANCIAL GROUP, INC.	843,829	1,338,649
4,800	MEIJI HOLDINGS CO. LTD.	38,749	107,364
12,800	MELCO HOLDINGS, INC.	351,215	308,627
16,200	MICRONICS JAPAN CO. LTD.	159,958	954,578
8,700	MINEBEA MITSUMI, INC.	84,406	169,598
597	MIRAI CORP.	328,940	181,214
48,300	MIRAIT ONE CORP.	598,489	609,413
4,500	MITSUBISHI CHEMICAL GROUP CORP.	14,284	27,229
52,500	MITSUBISHI CORP.	230,376	1,209,324
19,400	MITSUBISHI ELECTRIC CORP.	185,711	321,924
8,500	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	145,429
12,900	MITSUBISHI HC CAPITAL, INC.	33,945	91,181
12,000	MITSUBISHI HEAVY INDUSTRIES LTD.	45,240	114,824
21,200	MITSUBISHI SHOKUHIN CO. LTD.	523,817	787,052
16,600	MITSUI & CO. LTD.	187,177	779,228
7,400	MITSUI CHEMICALS, INC.	87,469	211,715
4,800	MITSUI OSK LINES LTD.	108,940	146,175
24,000	MITSUI-SOKO HOLDINGS CO. LTD.	510,010	745,937
31,200	MIZUHO FINANCIAL GROUP, INC. ADR(c)	72,847	124,176
63,200	MONEY FORWARD, INC.(b)	2,304,887	2,790,102
20,400	MUGEN ESTATE CO. LTD.	117,733	221,007
32,400	MURATA MANUFACTURING CO. LTD.	162,615	604,423
20,200	NANTO BANK (THE) LTD.	470,557	408,991
4,500	NEC CORP.	151,340	326,694
16,700	NICHIAS CORP.	297,341	448,996
6,000	NIDEC CORP.	70,097	242,965
16,600	NIKKON HOLDINGS CO. LTD.	337,754	323,984
61,100	NINTENDO CO. LTD.	1,922,660	3,308,070
9,600	NIPPON EXPRESS HOLDINGS, INC.	482,412	490,337
760,000	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	902,682
9,300	NIPPON YUSEN K.K.(d)	39,009	250,224
60	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
60,900	NISHI-NIPPON FINANCIAL HOLDINGS, INC.(d)	$426,037	770,805
5,000	NISSAN CHEMICAL CORP.	50,851	189,094
42,500	NISSAN MOTOR CO. LTD.	138,126	170,780
3,600	NISSIN FOODS HOLDINGS CO. LTD.	43,959	99,881
3,000	NITERRA CO. LTD.	28,359	100,753
2,700	NITORI HOLDINGS CO. LTD.	87,310	420,927
3,200	NITTO DENKO CORP.	77,639	291,293
7,000	NITTO FUJI FLOUR MILLING CO. LTD.	211,323	246,003
24,800	NOMURA REAL ESTATE HOLDINGS, INC.	548,769	720,835
9,801	NOMURA RESEARCH INSTITUTE LTD.	43,930	274,710
16,000	NSW, INC.	308,869	332,937
7,000	NTT DATA GROUP CORP.	36,520	112,251
27,100	OBAYASHI CORP.	184,757	333,424
51,100	OKAMURA CORP.	721,626	766,264
33,200	OLYMPUS CORP.	211,415	485,236
5,000	ONO PHARMACEUTICAL CO. LTD.	43,040	81,071
24,000	ORIENTAL LAND CO. LTD.	113,097	768,767
24,900	PANASONIC HOLDINGS CORP.	190,748	237,766
41,000	PERSOL HOLDINGS CO. LTD.	37,131	57,825
143,800	PLUS ALPHA CONSULTING CO. LTD.	2,855,680	2,239,929
153,100	RAKUS CO. LTD.	2,106,203	2,073,292
2,400	RECRUIT HOLDINGS CO. LTD.	31,274	106,334
45,300	RESONA HOLDINGS, INC.	172,185	284,374
26,600	RION CO. LTD.	502,380	526,799
1,600	ROHM CO. LTD.	13,823	25,668
24,300	S FOODS, INC.	538,392	537,753
13,620	SBI HOLDINGS, INC.	110,355	355,480
1,200	SECOM CO. LTD.	44,072	86,881
12,700	SEKISUI CHEMICAL CO. LTD.	64,585	187,085
6,000	SEKISUI HOUSE LTD.	44,394	139,318
219,900	SEVEN & I HOLDINGS CO. LTD.	2,598,954	3,204,514
15,600	SHIBAURA MECHATRONICS CORP.(d)	411,582	660,563
13,200	SHIFT, INC.(b)	1,854,617	2,067,895
4,000	SHIMADZU CORP.	25,419	111,772
1,500	SHIMANO, INC.	58,204	226,417
46,000	SHIN-ETSU CHEMICAL CO. LTD.	461,684	2,000,687
4,000	SHIONOGI & CO. LTD.	67,679	204,783
1,000	SHISEIDO CO. LTD.	14,042	27,038
28,900	SHIZUOKA FINANCIAL GROUP, INC.	174,482	276,247
900	SMC CORP.	106,941	504,340
12,200	SOFTBANK CORP.	122,400	157,235
36,800	SOFTBANK GROUP CORP.	412,233	2,178,634
40,700	SOJITZ CORP.(d)	884,473	1,071,944
17,100	SOMPO HOLDINGS, INC.	114,918	360,345
12,300	SONY GROUP CORP.	861,111	1,055,063
5,700	SUBARU CORP.	26,572	129,830
17,900	SUMITOMO CORP.	237,245	431,832
40,400	SUMITOMO HEAVY INDUSTRIES LTD.	1,122,628	1,259,931
1,600	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	36,088	61,271
23,200	SUZUKI MOTOR CORP.	104,611	266,437
34,100	SWCC CORP.	593,339	874,012
7,800	SYSMEX CORP.	51,707	137,136
20,100	T RAD CO. LTD.	425,712	522,483
2,200	TAISEI CORP.	19,821	81,675
3,600	TDK CORP.	62,321	177,907
23,200	TERUMO CORP.	117,165	418,238
51,400	TOAGOSEI CO. LTD.	437,472	541,571
43,200	TOKIO MARINE HOLDINGS, INC.	359,676	1,342,117
32,700	TOKYO ELECTRIC POWER CO. HOLDINGS, INC.(b)	107,478	203,916
9,900	TOKYO ELECTRON LTD.	135,391	2,587,812
8,200	TOKYO GAS CO. LTD.	148,002	190,185
51,200	TOKYO STEEL MANUFACTURING CO. LTD.(d)	317,332	562,801
3,000	TOTO LTD.	30,029	84,661
1,000	TOYO SUISAN KAISHA LTD.	25,714	62,591
33,300	TOYOTA BOSHOKU CORP.(d)	638,507	565,119
4,000	TOYOTA INDUSTRIES CORP.	101,266	413,529
1,700	TOYOTA TSUSHO CORP.	14,142	115,276
61	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
32,900	TPR CO. LTD.	$424,011	524,861
21,900	TRANSCOSMOS, INC.	679,057	454,261
50,900	TSUGAMI CORP.	536,991	386,676
6,300	UNICHARM CORP.	42,706	201,177
1,600	USS CO. LTD.	3,505	13,344
19,000	VALOR HOLDINGS CO. LTD.	422,334	314,784
31,600	VISIONAL, INC.(b)	1,593,837	1,910,028
23,000	WARABEYA NICHIYO HOLDINGS CO. LTD.	372,710	423,748
2,600	YAKULT HONSHA CO. LTD.	22,252	53,570
83,700	YAMAGUCHI FINANCIAL GROUP, INC.	555,179	861,715
13,800	YAMAHA MOTOR CO. LTD.	46,377	129,768
5,000	YASKAWA ELECTRIC CORP.	48,019	209,506
15,300	YUASA TRADING CO. LTD.	465,442	540,725
		74,718,217	122,805,761	11.74%
Jordan:
51,999	HIKMA PHARMACEUTICALS PLC	1,138,056	1,259,122
		1,138,056	1,259,122	0.12%
Lithuania:
969,678	BALTIC CLASSIFIEDS GROUP PLC	2,166,176	2,759,848
		2,166,176	2,759,848	0.26%
Macau:
4,800	SANDS CHINA LTD.(b)	9,373	13,523
		9,373	13,523	0.00%
Malaysia:
503,500	FRENCKEN GROUP LTD.	337,379	622,733
274,300	RHB BANK BHD.	377,864	326,827
		715,243	949,560	0.09%
Mexico:
201,200	BANCO DEL BAJIO S.A.(e)	360,811	784,213
216,217	CONTROLADORA VUELA CIA DE AVIACION S.A.B. DE C.V. ADR(b)(c)	1,744,166	1,604,330
107,949	GRUMA S.A.B. DE C.V., CLASS B	1,224,860	2,020,928
212,771	GRUPO AEROPORTUARIO DEL CENTRO NORTE S.A.B. DE C.V.	1,987,240	2,105,271
186,700	MEGACABLE HOLDINGS S.A.B. DE C.V. - CPO	409,781	521,555
301,980	PROLOGIS PROPERTY MEXICO S.A. DE C.V.	979,507	1,325,392
39,900	PROMOTORA Y OPERADORA DE INFRAESTRUCTURA S.A.B. DE C.V.	362,988	423,632
177,029	QUALITAS CONTROLADORA S.A.B. DE C.V.	862,306	2,059,878
		7,931,659	10,845,199	1.04%
Netherlands:
5,191	ADYEN N.V.(b)(e)	6,307,628	8,781,287
143,900	AEGON LTD.	363,250	877,143
459	AKZO NOBEL N.V.	18,664	34,257
13,888	ASM INTERNATIONAL N.V.	4,184,213	8,478,919
3,629	ASML HOLDING N.V.	2,187,189	3,493,094
8,628	ASML HOLDING N.V. (REGISTERED)	1,464,682	8,373,215
21,600	ASR NEDERLAND N.V.	788,307	1,057,731
30,400	EUROCOMMERCIAL PROPERTIES N.V.	737,194	693,329
3,610	EXOR N.V.	90,616	401,344
51,500	FORFARMERS N.V.	322,452	144,180
980	HEINEKEN HOLDING N.V.	24,979	79,084
2,822	HEINEKEN N.V.	79,167	271,997
17,656	KONINKLIJKE AHOLD DELHAIZE N.V.	203,381	528,015
65,970	KONINKLIJKE KPN N.V.	190,999	246,681
303,473	KONINKLIJKE PHILIPS N.V.(b)	6,346,936	6,091,639
2,587	PROSUS N.V.(b)	61,382	81,148
209	RANDSTAD N.V.	4,033	11,031
23,800	SIGNIFY N.V.(e)	640,632	733,838
132,688	THEON INTERNATIONAL PLC(b)	1,429,514	1,804,268
65,144	UNIVERSAL MUSIC GROUP N.V.	1,561,783	1,959,423
62	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Netherlands (Cont'd):
6,193	WOLTERS KLUWER N.V.	$101,075	970,127
		27,108,076	45,111,750	4.31%
New Zealand:
31,147	HALLENSTEIN GLASSON HOLDINGS LTD.	115,879	120,027
		115,879	120,027	0.01%
Norway:
6,359	ADEVINTA ASA(b)	37,714	66,782
30,933	AKER BP ASA	1,041,758	773,065
32,200	ATEA ASA(b)	360,833	385,899
1,327,783	AUTOSTORE HOLDINGS LTD.(b)(e)	2,001,964	2,449,853
40,966	BAKKAFROST P/F	2,065,305	2,653,118
12,068	DNB BANK ASA	82,736	239,563
1,416	EQUINOR ASA ADR(c)	34,019	38,274
65,300	EUROPRIS ASA(e)	420,002	470,227
41,856	KONGSBERG GRUPPEN ASA	1,680,160	2,894,703
23,955	NORSK HYDRO ASA	48,328	132,098
105,541	SCHIBSTED ASA, CLASS A	3,216,926	3,370,336
35,300	SPAREBANK 1 SR-BANK ASA	380,636	443,821
2,400	YARA INTERNATIONAL ASA	55,523	76,044
		11,425,904	13,993,783	1.34%
Poland:
24,000	ASSECO POLAND S.A.	487,128	465,663
152,018	INPOST S.A.(b)	2,161,501	2,342,806
356,912	ORANGE POLSKA S.A.	665,031	723,957
		3,313,660	3,532,426	0.34%
Portugal:
20,567	EDP - ENERGIAS DE PORTUGAL S.A.	48,529	80,101
14,452	GALP ENERGIA SGPS S.A.	143,129	238,785
9,417	JERONIMO MARTINS SGPS S.A.	105,676	186,732
123,300	NAVIGATOR (THE) CO. S.A.	307,999	538,740
365,400	SONAE SGPS S.A.	405,827	346,906
		1,011,160	1,391,264	0.13%
Russia:
3,168	GLOBALTRANS INVESTMENT PLC GDR (REGISTERED)(b)(f)	21,771	-
25,740,000	RUSHYDRO PJSC(d)(f)	218,665	-
		240,436	-	0.00%
Saudi Arabia:
43,831	ALDREES PETROLEUM AND TRANSPORT SERVICES CO.	1,480,025	1,928,307
23,384	BUPA ARABIA FOR COOPERATIVE INSURANCE CO.	1,170,021	1,602,370
		2,650,046	3,530,677	0.34%
Singapore:
779,800	AZTECH GLOBAL LTD.	481,808	589,073
5,000	CITY DEVELOPMENTS LTD.	23,356	21,663
28,200	DBS GROUP HOLDINGS LTD.	158,529	752,487
39,200	KEPPEL LTD.	150,880	213,092
13,480	KEPPEL REIT	5,756	8,685
5,200	OVERSEA-CHINESE BANKING CORP. LTD.	43,484	51,952
51,700	SINGAPORE AIRLINES LTD.	194,072	245,051
4,600	UNITED OVERSEAS BANK LTD.	26,071	99,853
48,200	VENTURE CORP. LTD.	558,851	509,398
		1,642,807	2,491,254	0.24%
South Africa:
134,900	ADCOCK INGRAM HOLDINGS LTD.	394,451	391,737
33,591	AFRICAN RAINBOW MINERALS LTD.	339,096	291,713
45,442	ASTRAL FOODS LTD.(b)	337,713	340,191
42,500	BARLOWORLD LTD.	242,391	136,925
132,200	INVESTEC PLC	773,831	887,008
68,600	OCEANA GROUP LTD.	268,470	255,348
6,187	TELKOM S.A. SOC LTD.(b)	31,562	9,800
5,284	THUNGELA RESOURCES LTD.	1,910	33,693
63,900	TIGER BRANDS LTD.	577,274	676,753
63	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
South Africa (Cont'd):
42,500	ZEDA LTD.(b)	$47,481	24,795
		3,014,179	3,047,963	0.29%
South Korea:
25,000	DAESANG CORP.	545,401	360,260
20,489	DB HITEK CO. LTD.	270,468	658,235
4,784	DL E&C CO. LTD.	210,584	128,462
31,100	DOOSAN BOBCAT, INC.	908,313	1,231,294
9,900	GS HOLDINGS CORP.	371,567	354,819
52,186	HANA MATERIALS, INC.	1,893,706	2,128,142
9,075	HUONS CO. LTD.	416,763	236,944
3,500	HYUNDAI GLOVIS CO. LTD.	391,747	452,628
15,994	HYUNDAI GREEN FOOD/NEW	265,187	141,614
23,300	JW LIFE SCIENCE CORP.	391,190	215,130
18,600	KC TECH CO. LTD.	295,116	626,563
28,605	KOREA REAL ESTATE INVESTMENT & TRUST CO. LTD.	61,309	21,906
25,300	KT CORP.	539,161	708,494
64,100	LG UPLUS CORP.	723,972	474,709
10,183	LOTTE FINE CHEMICAL CO. LTD.	404,389	354,372
4,775	MAEIL DAIRIES CO. LTD.	380,764	142,940
17,812	NAVER CORP.	2,195,643	2,479,457
58,100	PARTRON CO. LTD.	410,902	339,645
6,149	SAMSUNG C&T CORP.	709,568	723,949
208,083	SAMSUNG ELECTRONICS CO. LTD.	8,047,381	12,736,148
14,251	SAMSUNG SECURITIES CO. LTD.	434,059	424,487
13,500	SNT MOTIV CO. LTD.	436,653	455,265
14,900	VIEWORKS CO. LTD.	386,364	320,412
39,900	YOUNG POONG PRECISION CORP.	405,022	358,915
10,700	YOUNGONE CORP.	365,651	321,497
		21,460,880	26,396,287	2.52%
Spain:
1,260	ACCIONA S.A.	78,312	153,403
8,890	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	201,801	371,938
5,299	AMADEUS IT GROUP S.A.	128,321	339,808
51,052	BANCO SANTANDER S.A.	144,309	249,033
60,498	CAIXABANK S.A.	164,673	293,250
31,300	CIA DE DISTRIBUCION INTEGRAL LOGISTA HOLDINGS S.A.	607,086	874,591
140,872	FAES FARMA S.A.	588,215	477,976
39	FERROVIAL S.E.	588	1,543
69,814	IBERDROLA S.A.	430,525	865,790
38,700	INDRA SISTEMAS S.A.	579,171	802,046
12,493	INDUSTRIA DE DISENO TEXTIL S.A.	239,195	629,022
27,680	MIQUEL Y COSTAS & MIQUEL S.A.	387,291	348,198
10,622	NATURGY ENERGY GROUP S.A.	164,427	230,337
3,164	REDEIA CORP. S.A.	28,806	53,950
31,112	REPSOL S.A.	268,381	518,247
21,125	TELEFONICA S.A. ADR(c)	69,434	93,161
		4,080,535	6,302,293	0.60%
Sweden:
2,065	ALLEIMA AB	1,539	13,917
22,200	ASSA ABLOY AB, CLASS B	89,466	636,923
38,416	ATLAS COPCO AB, CLASS A	61,494	648,880
15,920	ATLAS COPCO AB, CLASS B	22,691	235,216
152,376	BEIJER REF AB	1,516,898	2,263,433
34,700	BILIA AB, CLASS A	639,435	444,772
195,400	CLOETTA AB, CLASS B	556,844	332,056
7,501	ELECTROLUX PROFESSIONAL AB, CLASS B	16,773	49,054
9,604	EPIROC AB, CLASS A	18,146	180,434
4,000	EPIROC AB, CLASS B	7,248	67,750
8,600	ESSITY AB, CLASS B	62,137	204,234
54,851	EVOLUTION AB(e)	6,994,856	6,818,455
281,227	FORTNOX AB	1,459,082	1,758,720
10,131	H & M HENNES & MAURITZ AB, CLASS B	98,015	165,234
61,735	HEMNET GROUP AB	1,971,591	1,890,577
25,557	HEXAGON AB, CLASS B	56,077	302,510
130,200	HUMANA AB(b)	538,994	298,618
17,500	HUSQVARNA AB, CLASS B	64,201	149,822
64	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Sweden (Cont'd):
8,270	INDUSTRIVARDEN AB, CLASS C	$85,948	284,397
43,812	INVESTOR AB, CLASS B	150,033	1,099,598
49,100	INWIDO AB	276,126	669,254
36,400	KINDRED GROUP PLC SDR	177,628	422,694
7,801	KNOW IT AB	144,666	115,149
14,800	LOOMIS AB	372,004	413,139
44,500	MEKO AB	323,086	501,373
124,788	MUNTERS GROUP AB(e)	1,423,017	2,239,516
36,000	NCC AB, CLASS B	444,207	495,404
111,669	NORDNET AB PUBL	1,288,217	2,048,934
77,000	RESURS HOLDING AB(e)	417,550	111,572
31,224	SAAB AB, CLASS B	1,558,245	2,777,022
16,008	SANDVIK AB	135,894	355,484
102,800	SECURITAS AB, CLASS B	820,674	1,059,789
35,236	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	139,725	477,154
2,634	SKANSKA AB, CLASS B	22,224	46,877
8,600	SVENSKA CELLULOSA AB S.C.A., CLASS B	15,915	132,005
12,497	SVENSKA HANDELSBANKEN AB, CLASS A(d)	60,798	126,383
12,741	SWEDBANK AB, CLASS A	176,972	252,701
35,506	TETHYS OIL AB	259,465	117,939
24,387	VOLVO AB, CLASS B	156,616	660,937
		22,624,497	30,867,926	2.95%
Switzerland:
217,551	ABB LTD. (REGISTERED)	4,365,749	10,105,019
4,727	ALCON, INC.	75,580	391,746
384	AVOLTA A.G.(b)	8,927	15,980
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	75,832
2,011	BARRY CALLEBAUT A.G. (REGISTERED)	2,980,541	2,918,888
34	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	48,855	406,786
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	361,923
42,234	CIE FINANCIERE RICHEMONT S.A. (REGISTERED)	2,994,717	6,439,180
1,200	DORMAKABA HOLDING A.G.	436,003	631,369
19,644	DSM-FIRMENICH A.G.	1,608,128	2,233,735
54,800	EFG INTERNATIONAL A.G.(b)	442,650	684,202
44,301	GARMIN LTD.	4,741,247	6,595,090
990	GEBERIT A.G. (REGISTERED)	85,632	585,097
140	GIVAUDAN S.A. (REGISTERED)	76,496	623,430
235,567	GLOBAL BLUE GROUP HOLDING A.G.(b)	2,097,127	1,234,371
70,081	HOLCIM A.G.(b)	3,377,641	6,345,639
3,711	JULIUS BAER GROUP LTD.	74,659	214,303
897	LONZA GROUP A.G. (REGISTERED)	50,452	537,295
117,259	MEDMIX A.G.(e)	4,422,551	2,082,929
52,291	NESTLE S.A. (REGISTERED)	1,713,451	5,551,769
113,871	NOVARTIS A.G. (REGISTERED)	8,476,461	11,031,667
11,952	ROCHE HOLDING A.G.	1,552,784	3,044,158
31,985	SANDOZ GROUP A.G.(b)	720,213	965,029
773	SANDOZ GROUP A.G. ADR(b)(c)	16,416	23,267
755	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	34,888	190,121
3,000	SGS S.A. (REGISTERED)(b)	129,434	291,068
3,517	SIKA A.G. (REGISTERED)	117,252	1,047,476
1,308	SONOVA HOLDING A.G. (REGISTERED)	84,414	378,687
635	SULZER A.G. (REGISTERED)	20,376	77,241
743	SWISS LIFE HOLDING A.G. (REGISTERED)	101,194	520,846
967	SWISS RE A.G.	77,541	124,326
194	SWISSCOM A.G. (REGISTERED)	49,414	118,613
555,629	UBS GROUP A.G. (REGISTERED)	11,054,711	17,090,590
7,700	VALIANT HOLDING A.G. (REGISTERED)	734,240	903,321
8,800	VETROPACK HOLDING A.G. (REGISTERED)	405,746	317,614
6,700	ZEHNDER GROUP A.G. (REGISTERED)	261,335	444,265
4,209	ZURICH INSURANCE GROUP A.G.	808,513	2,269,598
		54,347,142	86,872,470	8.31%
Taiwan:
219,000	CHICONY ELECTRONICS CO. LTD.	585,753	1,519,146
146,000	CHIPBOND TECHNOLOGY CORP.	286,157	360,398
419,000	CHIPMOS TECHNOLOGIES, INC.	449,603	654,616
65	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Taiwan (Cont'd):
57,537	INNODISK CORP.	$327,828	549,238
102,000	INSYDE SOFTWARE CORP.	407,878	796,788
75,000	JENTECH PRECISION INDUSTRIAL CO. LTD.	2,340,722	2,158,358
383,000	KINDOM DEVELOPMENT CO. LTD.	503,834	500,239
660,000	POU CHEN CORP.	670,549	745,512
220,000	RADIANT OPTO-ELECTRONICS CORP.	841,929	1,161,748
105,000	SERCOMM CORP.	398,506	444,561
220,000	SIGURD MICROELECTRONICS CORP.	403,537	488,072
146,000	SINO-AMERICAN SILICON PRODUCTS, INC.	723,315	978,549
225,000	TAIWAN HON CHUAN ENTERPRISE CO. LTD.	422,583	1,012,389
157,000	TAIWAN SURFACE MOUNTING TECHNOLOGY CORP.	456,051	532,270
84,369	TOPCO SCIENTIFIC CO. LTD.	263,727	577,337
57,000	UNITED INTEGRATED SERVICES CO. LTD.	402,404	699,955
69,000	USERJOY TECHNOLOGY CO. LTD.	171,032	178,087
187,000	ZHEN DING TECHNOLOGY HOLDING LTD.	694,432	730,389
25,000	ZYXEL GROUP CORP.	38,680	36,441
		10,388,520	14,124,093	1.35%
Thailand:
500,300	POLYPLEX THAILAND PCL (REGISTERED)	376,789	133,002
432,100	PRUKSA HOLDING PCL (REGISTERED)	233,658	139,740
1,424,300	SUPALAI PCL (REGISTERED)	958,379	815,838
		1,568,826	1,088,580	0.11%
Turkey:
104,100	BIM BIRLESIK MAGAZALAR A.S.	669,519	1,162,373
53,800	COCA-COLA ICECEK A.S.	315,265	961,828
270,800	TURKCELL ILETISIM HIZMETLERI A.S.	605,645	567,055
		1,590,429	2,691,256	0.26%
United Kingdom:
27,355	3I GROUP PLC	109,603	969,839
2,834	ADMIRAL GROUP PLC	35,119	101,478
540,200	AIRTEL AFRICA PLC(e)	753,867	721,359
52,849	ANGLO AMERICAN PLC	409,100	1,301,916
6,588	ASHTEAD GROUP PLC	294,400	468,968
136,091	ASSOCIATED BRITISH FOODS PLC	3,192,429	4,290,746
61,495	ASTRAZENECA PLC	7,617,816	8,287,828
558,358	BAE SYSTEMS PLC	6,597,537	9,510,353
113,471	BAKKAVOR GROUP PLC(e)	166,389	154,675
26,000	BANK OF GEORGIA GROUP PLC	447,200	1,657,203
55,287	BERKELEY GROUP HOLDINGS PLC	3,056,265	3,320,156
101,626	BP PLC	527,172	635,821
5,069	BUNZL PLC	39,524	195,006
8,193	BURBERRY GROUP PLC	40,501	125,434
279,516	BYTES TECHNOLOGY GROUP PLC	1,849,273	1,802,763
157,500	CENTRAL ASIA METALS PLC	465,910	392,806
95,800	CHEMRING GROUP PLC	430,898	438,918
10,667	CNH INDUSTRIAL N.V.	32,275	137,464
196,029	CNH INDUSTRIAL N.V. (BORSA ITALIANA EXCHANGE)	1,906,156	2,540,536
404,717	COMPASS GROUP PLC	6,280,841	11,866,200
30,300	COMPUTACENTER PLC	956,431	1,031,035
1,222,833	DELIVEROO PLC(b)(e)	1,858,140	1,825,841
41,855	DIPLOMA PLC	1,308,881	1,966,232
108,100	DRAX GROUP PLC	316,682	684,102
36,004	FERGUSON PLC	5,178,911	7,872,905
84,100	FRASERS GROUP PLC(b)	866,818	860,851
17,289	GAMES WORKSHOP GROUP PLC	1,556,998	2,190,860
80,331	GSK PLC	1,296,250	1,732,346
25,000	INFORMA PLC	150,330	262,275
1,567	INTERTEK GROUP PLC	73,290	98,593
518,146	J SAINSBURY PLC	1,239,535	1,768,356
29,785	JOHNSON MATTHEY PLC	563,804	672,541
234,700	JUPITER FUND MANAGEMENT PLC	895,723	262,309
317,088	KINGFISHER PLC	820,444	998,130
55,900	LANCASHIRE HOLDINGS LTD.	427,560	436,730
6,008	LAND SECURITIES GROUP PLC	44,636	49,911
69,861	LIBERTY GLOBAL LTD., CLASS A(b)	1,926,218	1,182,048
47,530	LIBERTY GLOBAL LTD., CLASS C(b)	1,386,022	838,429
66	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont'd):
7,804,198	LLOYDS BANKING GROUP PLC	$5,132,965	5,098,396
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	722,262
278,852	M&G PLC	497,048	776,056
370,300	MAN GROUP PLC/JERSEY	651,704	1,249,758
456,400	MITIE GROUP PLC	439,408	604,848
145,235	MORGAN ADVANCED MATERIALS PLC	467,561	522,429
87,608	NATIONAL GRID PLC	1,075,428	1,178,724
1,518	NATIONAL GRID PLC ADR(c)	85,245	103,558
1	NATWEST GROUP PLC	-	3
2,141	NEXT PLC	36,699	249,473
123,700	OSB GROUP PLC	637,568	589,227
187,652	PEARSON PLC	1,965,012	2,467,925
79,693	PHOENIX GROUP HOLDINGS PLC	448,649	555,830
217,800	QINETIQ GROUP PLC	947,859	1,003,921
8,289	RECKITT BENCKISER GROUP PLC	303,157	472,044
151,700	REDDE NORTHGATE PLC	615,982	730,451
57,235	REDROW PLC	447,916	480,752
384,600	REGIONAL REIT LTD.(e)	487,088	101,696
9,953	RELX PLC	68,808	431,122
175,812	RELX PLC (LONDON EXCHANGE)	2,356,412	7,597,895
120,868	ROLLS-ROYCE HOLDINGS PLC(b)	107,369	650,946
24,928	SAGE GROUP (THE) PLC	108,477	398,163
73,436	SEGRO PLC	593,626	837,707
331,900	SERCO GROUP PLC	622,783	794,668
4,954	SEVERN TRENT PLC	76,220	154,441
40,001	SHELL PLC	1,215,684	1,325,291
20,192	SHELL PLC ADR(c)	1,032,043	1,353,672
414,000	SPEEDY HIRE PLC	294,411	132,723
108,800	STANDARD CHARTERED PLC	699,097	921,979
82,413	STHREE PLC	315,585	447,276
12,700	STOLT-NIELSEN LTD.	390,340	468,009
148,000	TP ICAP GROUP PLC	641,118	420,670
126,800	TYMAN PLC	343,290	463,318
203,656	UNILEVER PLC	10,361,626	10,218,802
3,192	UNILEVER PLC ADR(c)	117,253	160,206
8,137	UNITED UTILITIES GROUP PLC	56,989	105,679
2,756	WHITBREAD PLC	54,937	115,277
21,816	WILLIS TOWERS WATSON PLC	4,793,784	5,999,400
94,600	WINCANTON PLC	471,523	716,396
201,384	WISE PLC, CLASS A(b)	1,645,348	2,360,286
2	WPP PLC	15	19
3,418	WPP PLC ADR(c)	138,696	162,013
		95,933,466	126,796,274	12.12%
United States:
23,523	AON PLC, CLASS A	5,434,622	7,850,096
210,703	ARCH CAPITAL GROUP LTD.(b)	7,049,319	19,477,385
40,000	BROOKFIELD RENEWABLE CORP., CLASS A	934,625	982,800
272,776	COUPANG, INC.(b)	5,169,838	4,852,685
22,316	ELASTIC N.V.(b)	1,849,572	2,236,956
12,384	EPAM SYSTEMS, INC.(b)	5,184,624	3,419,965
11,535	LINDE PLC	3,834,128	5,355,931
57,621	SENSATA TECHNOLOGIES HOLDING PLC	3,138,865	2,116,996
25,215	STERIS PLC	4,228,962	5,668,836
2,781	TENARIS S.A. ADR(c)	72,215	109,210
		36,896,770	52,070,860	4.98%
Uruguay:
13,063	GLOBANT S.A.(b)	2,204,343	2,637,420
4,847	MERCADOLIBRE, INC.(b)	6,530,888	7,328,470
		8,735,231	9,965,890	0.95%
Vietnam:
584,195	FPT CORP.	1,773,579	2,744,857
		1,773,579	2,744,857	0.26%
	Sub-total Common Stocks:	687,049,352	987,398,440	94.39%
67	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2024 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Preferred Stocks:
Brazil:
263,400	CIA DE SANENA DO PARANA(b)	$350,151	275,721
179,200	CIA ENERGETICA DE MINAS GERAIS, 1.93%(g)	357,186	448,768
		707,337	724,489	0.07%
Chile:
223,300	EMBOTELLADORA ANDINA S.A., CLASS B, 1.33%(g)	477,638	565,697
		477,638	565,697	0.05%
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G., 6.07%(g)	49,612	163,108
27,400	JUNGHEINRICH A.G., 2.20%(g)	758,041	1,013,334
1,772	PORSCHE AUTOMOBIL HOLDING S.E., 5.22%(g)	82,185	93,904
272	SARTORIUS A.G., 0.20%(g)	45,993	108,165
2,800	STO S.E. & CO. KGAA, 0.20%(g)	304,841	477,887
		1,240,672	1,856,398	0.18%
South Korea:
79,865	SAMSUNG ELECTRONICS CO. LTD., 2.13%(g)	3,317,974	4,034,035
		3,317,974	4,034,035	0.39%
	Sub-total Preferred Stocks:	5,743,621	7,180,619	0.69%
Warrants:
Canada:
307	CONSTELLATION SOFTWARE, INC.(b)(f)	-	-
		-	-	0.00%
	Sub-total Warrants:	-	-	0.00%
Participatory Notes:
United Kingdom:
225,415	RYANAIR HOLDINGS PLC, ISSUED BY HSBC BANK PLC, EXPIRES 10/31/24	3,496,839	5,119,716
		3,496,839	5,119,716	0.49%
	Sub-total Participatory Notes:	3,496,839	5,119,716	0.49%
Short-Term Investments:
9,287,049	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO, INSTITUTIONAL SHARES(h)	9,287,049	9,287,049
40,478,668	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 5.20%(i)	40,478,668	40,478,668
	Sub-total Short-Term Investments:	49,765,717	49,765,717	4.76%
	Grand total	$746,055,529	1,049,464,492	100.33%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Securities are American Depositary Receipts of companies based outside of the United States representing 1.59% of net assets as of March 31, 2024.
(d)	Security is either wholly or partially on loan.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Clearwater Investment Trust.
(f)	Security has been deemed worthless and is a Level 3 investment.
(g)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(h)	Investment relates to cash collateral received from portfolio securities loaned.
(i)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2023, the value of the Clearwater International Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $38,094,637 with net purchases of $2,384,031 during the three months ended March 31, 2024.
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CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2024 (unaudited)
At March 31, 2024, the industry sectors for the Clearwater International Fund were:
Industry Sector	Percent of Long-Term Investments
Communication Services	3.94%
Consumer Discretionary	13.71
Consumer Staples	7.88
Energy	3.52
Financials	17.85
Health Care	9.82
Industrials	20.65
Information Technology	15.61
Materials	4.84
Real Estate	1.13
Utilities	1.05
100.00%
At March 31, 2024, the Clearwater International Fund’s investments were denominated in the following currencies:
Concentration by Currency	Percent of Long-Term Investments
Euro	21.91%
United States Dollar	17.83
British Pound	12.69
Japanese Yen	12.27
Swiss Franc	7.68
Other currencies	27.62
100.00%
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CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2024 (unaudited)
Fair value is an estimate of the price the Clearwater International Fund ("International Fund") would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the International Fund's investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Clearwater Management Co., Inc.'s (the “Adviser”) own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees (the "Board") of Clearwater Investment Trust has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the International Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the International Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2024.
	Level 1	Level 2	Level 3	Total
Common Stocks
Denmark	$18,044,096	$7,464,913	$—	$25,509,009
Malaysia	622,733	326,827	—	949,560
Mexico	1,604,330	9,240,869	—	10,845,199
Norway	38,274	13,955,509	—	13,993,783
Russia	—	—	—*	—
United Kingdom	126,328,265	468,009	—	126,796,274
All other countries	809,304,615	—	—	809,304,615
Participatory Notes	5,119,716	—	—	5,119,716
Preferred Stocks	7,180,619	—	—	7,180,619
Warrants	—	—	—*	—
Short-Term Investments	49,765,717	—	—	49,765,717
Total	$1,018,008,365	$31,456,127	$—	$1,049,464,492

* Security has been deemed worthless and is a Level 3 investment.
For the International Fund, the investment value is comprised of equity securities, participatory notes, preferred stocks, warrants and short-term investments (money market funds). See the International Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in money market funds are valued at their net asset value.
There were no significant Level 3 valuations at March 31, 2024.
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CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2024 (unaudited)
Clearwater International Fund Portfolio Diversification
(as a percentage of net assets)
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